As filed with the Securities and Exchange Commission on August 30, 1999


                                                     REGISTRATION NO. 333-12989
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            -----------------------

                         POST-EFFECTIVE AMENDMENT NO. 3


                                       TO
                                    FORM S-6
                              ---------------------
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                              ---------------------
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                              (EXACT NAME OF TRUST)
                        PHOENIX LIFE AND ANNUITY COMPANY
                               (NAME OF DEPOSITOR)
                              ---------------------
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
          (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                             DONA D. YOUNG, ESQUIRE
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                        PHOENIX LIFE AND ANNUITY COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)
                              ---------------------

                                   COPIES TO:


                MICHAEL BERENSON, ESQ.                                           EDWIN L. KERR, ESQ.
  JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP                                   COUNSEL
            1025 THOMAS JEFFERSON ST. N.W.                           PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                    SUITE 400 EAST                                                ONE AMERICAN ROW
              WASHINGTON, D.C. 20007-0805                                 HARTFORD, CONNECTICUT 06102-5056

                              ---------------------
                It is proposed that this filing will become effective (check appropriate box)
            [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

            [ ] on May 1, 1999 pursuant to paragraph (b) of Rule 485
            [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
            [ ] on        pursuant to paragraph (a)(1) of Rule 485

            If appropriate, check the following box:
            [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                    VERSION A

                    (FLEX EDGE SUCCESS[registered trademark]
                    VARIABLE UNIVERSAL LIFE INSURANCE POLICY)

                             This Prospectus is not
                                  being amended

                                                                     [VERSION B]

                                                                       PHOENIX'S
                                                                  CORPORATE EDGE


                                                         VARIABLE UNIVERSAL LIFE
                                                                INSURANCE POLICY

                                                                       Issued by

                                                                    PHOENIX LIFE
                                                             AND ANNUITY COMPANY





IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:


[envelope]  ANDESA TPA, INC.
            1605 N CEDAR CREST BLVD, SUITE 502
            ALLENTOWN, PA 18104
[telephone] 610/439-5256



PROSPECTUS                                                           MAY 1, 1999
                                                AS SUPPLEMENTED OCTOBER 29, 1999

    This Prospectus describes an individual flexible premium variable universal life insurance policy. The Policy provides lifetime insurance protection for as long as it remains in force.

    You may allocate net premiums and cash value to one or more of the Subaccounts of the VUL Account and the Guaranteed Interest Account. The assets of each Subaccount will be used to purchase, at Net Asset Value, shares of a series in the following designated underlying Funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
     [diamond] Phoenix Research Enhanced Index Series
     [diamond] Phoenix-Aberdeen International Series
     [diamond] Phoenix-Engemann Nifty Fifty Series
     [diamond] Phoenix-Goodwin Balanced Series
     [diamond] Phoenix-Goodwin Growth Series
     [diamond] Phoenix-Goodwin Money Market Series
     [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
     [diamond] Phoenix-Goodwin Strategic Allocation Series
     [diamond] Phoenix-Goodwin Strategic Theme Series
     [diamond] Phoenix-Hollister Value Equity Series
     [diamond] Phoenix-Oakhurst Growth and Income Series
     [diamond] Phoenix-Schafer Mid-Cap Value Series
     [diamond] Phoenix-Seneca Mid-Cap Growth Series

   MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
     [diamond] Phoenix-Aberdeen New Asia Series

   MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
     [diamond] Phoenix-Duff & Phelps Real Estate Securities Series

BT INSURANCE FUNDS TRUST
------------------------
   MANAGED BY BANKERS TRUST COMPANY
    [diamond] EAFE[registered trademark] Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
   MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
     [diamond] Federated Fund for U.S. Government Securities II
     [diamond] Federated High Income Bond Fund II

TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
   MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
     [diamond] Templeton Asset Allocation Fund -- Class 2
     [diamond] Templeton International Fund -- Class 2
     [diamond] Templeton Stock Fund -- Class 2

   MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
    [diamond] Templeton Developing Markets Fund -- Class 2

   MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
    [diamond] Mutual Shares Investments Fund -- Class 2

WANGER ADVISORS TRUST
---------------------
   MANAGED BY WANGER ASSET MANAGEMENT, L.P.
     [diamond] Wanger Foreign Forty
     [diamond] Wanger International Small Cap
     [diamond] Wanger Twenty
     [diamond] Wanger U.S. Small Cap

    IT MAY NOT BE IN YOUR BEST INTEREST TO PURCHASE A POLICY TO REPLACE AN EXISTING LIFE INSURANCE POLICY OR ANNUITY CONTRACT. YOU MUST UNDERSTAND THE BASIC FEATURES OF THE PROPOSED POLICY AND YOUR EXISTING COVERAGE BEFORE YOU DECIDE TO REPLACE YOUR PRESENT COVERAGE. YOU MUST ALSO KNOW IF THE REPLACEMENT WILL RESULT IN ANY TAXES.

    THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, UNDERWRITTEN OR GUARANTEED BY, ANY FINANCIAL INSTITUTION OR CREDIT UNION. IT IS NOT FEDERALLY INSURED OR ENDORSED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER STATE OR FEDERAL AGENCY. POLICY INVESTMENTS ARE SUBJECT TO RISK, INCLUDING THE FLUCTUATION OF POLICY VALUES AND POSSIBLE LOSS OF PRINCIPAL INVESTED OR PREMIUMS PAID.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE FUNDS. YOU SHOULD READ AND KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS


Heading                                                                    Page
--------------------------------------------------------------------------------
PART I--GENERAL POLICY PROVISIONS..........................................    6
    SUMMARY ...............................................................    6
        Availability.......................................................    6
        Underwriting.......................................................    6
        Charges Under the Policy...........................................    6
        Deductions From Premiums...........................................    8
            Sales Charge...................................................    8
            State Premium Tax Charge.......................................    8
            Deferred Acquisition Cost (DAC) Tax Charge.....................    8
        Policy Value Charges...............................................    8
            Administrative Charge..........................................    8
            Cost of Insurance..............................................    8
            Mortality and Expense Risk Fee.................................    8
            Rider Charge...................................................    8
            Charges for Federal Income Taxes...............................    8
            Fund Charges...................................................    8
        Other Charges......................................................   10
            Partial Surrender Fee..........................................   10
            Loan Interest Rate Expense Charge..............................   10
        Reduction in Charges...............................................   10
    PHOENIX LIFE AND ANNUITY COMPANY AND THE VUL ACCOUNT...................   11
        PLAC...............................................................   11
        The VUL Account....................................................   11
    PERFORMANCE HISTORY....................................................   11
    INVESTMENTS OF THE VUL ACCOUNT.........................................   11
        Participating Investment Funds.....................................   11
            The Phoenix Edge Series Fund...................................   11
            BT Insurance Funds Trust.......................................   12
            Federated Insurance Series.....................................   12
            Templeton Variable Products Series Fund........................   12
            Wanger Advisors Trust..........................................   13
        Investment Advisors................................................   13
        Services of the Advisors...........................................   14
        Reinvestment and Redemption........................................   14
        Substitution of Investments........................................   14
        The Guaranteed Interest Account....................................   14
    PREMIUMS...............................................................   15
        Minimum Premiums...................................................   15
        Allocation of Issue Premium........................................   15
        Free Look Period...................................................   15
        Account Value......................................................   16
            Transfer of Policy Value.......................................   16
            Systematic Transfers for Dollar Cost Averaging.................   16
        Automatic Asset Re-Balancing.......................................   16
        Determination of Subaccount Values.................................   17
        Death Benefit Under the Policy.....................................   17
            Minimum Face Amount............................................   17
            Death Benefit Options..........................................   17
        Changes in Face Amount of Insurance................................   18
            Requests for Increase in Face Amount...........................   18

        Decreases in Face Amount and Partial Surrender:
         Effect on Death Benefit...........................................   18
            Requests for Decrease in Face Amount...........................   18
        Surrenders.........................................................   18
            General........................................................   18
            Full Surrenders................................................   18
            Partial Surrenders.............................................   18
        Policy Loans.......................................................   18
            Source of Loan.................................................   19
            Interest.......................................................   19
            Interest Credited on Loaned Value..............................   19
            Repayment......................................................   19
            Effect of Loan.................................................   19
        Lapse..............................................................   19
        Additional Insurance Option........................................   19
        Additional Rider Benefits..........................................   20
PART II--ADDITIONAL POLICY PROVISIONS......................................   20
        Postponement of Payments...........................................   20
        Payment by Check...................................................   20
        The Contract.......................................................   20
        Suicide............................................................   20
        Incontestability...................................................   21
        Change of Owner or Beneficiary.....................................   21
        Assignment.........................................................   21
        Misstatement of Age or Sex.........................................   21
        Surplus............................................................   21
    PAYMENT OF PROCEEDS....................................................   21
        Surrender and Death Benefit Proceeds...............................   21
        Payment Options....................................................   21
            Option 1--Lump sum.............................................   21
            Option 2--Left to earn interest................................   21
            Option 3--Payment for a specific period........................   21
            Option 4--Life annuity with specified period certain...........   21
            Option 5--Life annuity.........................................   22
            Option 6--Payments of a specified amount.......................   22
            Option 7--Joint survivorship annuity with 10-year period
              certain......................................................   22
PART III--OTHER IMPORTANT INFORMATION......................................   22
    FEDERAL TAX CONSIDERATIONS.............................................   22
        Introduction.......................................................   22
        PLAC's Tax Status..................................................   22
        Policy Benefits....................................................   22
            Death Benefit Proceeds.........................................   22
            Full Surrender.................................................   22
            Partial Surrender..............................................   23
            Loans..........................................................   23
        Business-Owned Policies............................................   23
        Modified Endowment Contracts.......................................   23
            General........................................................   23
            Reduction in Benefits During the First Seven Years.............   23
            Distributions Affected.........................................   23
            Penalty Tax....................................................   24
            Material Change Rules..........................................   24
            Serial Purchase of Modified Endowment Contracts................   24
        Limitations on Unreasonable Mortality and Expense Charges..........   24
        Diversification Standards..........................................   24
        Change of Ownership or Insured or Assignment.......................   25
        Other Taxes........................................................   25
    VOTING RIGHTS .........................................................   25

    THE DIRECTORS AND EXECUTIVE OFFICERS OF PLAC...........................   25
    SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS ...............................   26
    SALES OF POLICIES .....................................................   26
    STATE REGULATION ......................................................   26
    REPORTS ...............................................................   26
    LEGAL PROCEEDINGS .....................................................   26
    LEGAL MATTERS .........................................................   26
    REGISTRATION STATEMENT ................................................   26
    YEAR 2000 ISSUE........................................................   27
    FINANCIAL STATEMENTS ..................................................   27
    APPENDIX A GLOSSARY OF SPECIAL TERMS...................................   43
    APPENDIX B PERFORMANCE HISTORY.........................................   44
    APPENDIX C ILLUSTRATIONS...............................................   48



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                        PART I--GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
 This is a summary that describes the general provisions of the policy.

    Certain provisions of the policy described in this prospectus may differ in a particular state because of specific state requirements.

    Throughout the prospectus, Phoenix Life and Annuity Company is referred to as PLAC, we, us, or our and the policyholder is referred to as you or your.

    We define the following terms in the Glossary of Appendix A:

    ATTAINED AGE                    POLICY ANNIVERSARY
    BENEFICIARY                     POLICY DATE
    DEBT                            POLICY VALUE
    FUNDS                           POLICY YEAR
    GENERAL ACCOUNT                 SERIES
    ISSUE PREMIUM                   SUBACCOUNTS
    MONTHLY CALCULATION DATE        TARGET PREMIUM
    NET ASSET VALUE                 VALUATION DATE
    PAYMENT DATE                    VALUATION PERIOD
    PLANNED ANNUAL PREMIUM          VUL ACCOUNT (ACCOUNT)


    If there is ever a difference between the provisions within this prospectus and the provisions of the policy, the policy provisions will control.

AVAILABILITY
    The policy is available on a "case" basis. We may consider one person as a case. All policies within a case are aggregated for purposes of determining policy dates, loan rates and underwriting requirements. If an individual owns the policy as part of a case, he or she may exercise all rights under the policy through their employer or sponsoring organization. After termination of employment or other such relationship, the individual may exercise such rights directly with us.

    For fully underwritten policies the age of the insured at the time of issue generally must be between ages 18 through 85 as of his or her birthday nearest the Policy Anniversary.

    For policies that are underwritten using simplified or guaranteed issue programs, generally the maximum age of the insured at the time of issue is age 70 for simplified and 64 for guaranteed issue.

    The minimum face amount of insurance per policy issued is $50,000.

    You can purchase a Policy to insure the life of another person provided that you have an insurable interest in that life and the prospective Insured consents.

UNDERWRITING
        Currently, we offer three types of underwriting:

[diamond]     Fully underwritten;

[diamond]     Simplified issue underwriting; and

[diamond]     Guaranteed issue underwriting.

    Your cost of insurance charges will vary based on the type of underwriting we use.

CHARGES UNDER THE POLICY
    We deduct certain charges from your Policy to compensate us for:

    1.  our expenses in selling the Policy;

    2.  underwriting and issuing the Policy;

    3. premium and federal taxes incurred on premiums received;

    4.  providing insurance benefits under your Policy;
        and

    5.  assuming certain risks in connection with the Policy.

    These charges are summarized below. These charges are described more fully following this chart.

                                                     CHARGES UNDER THE POLICY
---------------------------------------------------------------------------------------------------------------------------------
CHARGES                                        CURRENT RATE                                GUARANTEED RATE
---------------------------------------------------------------------------------------------------------------------------------
DEDUCTIONS FROM        SALES CHARGE            Policy years 1 - 7: 7.0% of premiums up     Policy years 1 - 7: 9.0% of premiums.
PREMIUMS                                       to the Target Premium and 0% on amounts     Policy year 8 plus: 3.0% of all
                                               in excess of the Target Premium.            premiums.
                                               Policy year 8 plus: 0% of all premiums.
                       ----------------------------------------------------------------------------------------------------------
                       STATE PREMIUM           0.75% to 4.0% of each premium depending     This charge will always equal the
                       TAX                     on your state's applicable rate.            applicable state rate.
                       ----------------------------------------------------------------------------------------------------------
                       DEFERRED ACQUISITION    1.5% of each premium up to the              This charge will always equal the
                       COST TAX CHARGE         Target Premium.                             actual cost to Us for the DAC tax.
                       (DAC TAX)

---------------------------------------------------------------------------------------------------------------------------------
POLICY VALUE           ADMINISTRATIVE          $5 per month ($60 annually)                 $10 per month ($120 annually) except
CHARGES                CHARGE                                                              New York, $7.50 per month ($90
                                                                                           annually)
---------------------------------------------------------------------------------------------------------------------------------
                       COST OF INSURANCE       A per thousand rate multiplied by the       The maximum monthly cost of
                       CHARGE                  amount at risk each month. This             insurance charge for each $1,000 of
                                               charge varies by the Insured's issue        insurance is shown on your policy's
                                               age, policy duration, gender and            schedule pages.
                                               underwriting class.
                        ----------------------------------------------------------------------------------------------------------
                       MORTALITY AND EXPENSE   0.50% annually in policy years 1-10         0.90% annually in all policy years
                       RISK CHARGE             0.25% annually in policy years 11+
                       ----------------------------------------------------------------------------------------------------------
                       FUND CHARGES            SEE FUND CHARGE TABLE                       SEE FUND CHARGE TABLE
---------------------------------------------------------------------------------------------------------------------------------
OTHER CHARGES          PARTIAL SURRENDER FEE   None                                        2.0% of the amount withdrawn, but not
                                                                                           greater than $25.
---------------------------------------------------------------------------------------------------------------------------------
                       TRANSFERS BETWEEN       None                                        $10 per transfer after the first 2
                       SUBACCOUNTS                                                         transfers in any given policy year,
                                                                                           (after 12 transfers in New York).
                       ----------------------------------------------------------------------------------------------------------
                       LOAN INTEREST RATE      The rates in effect before the 16(th)       The Guaranteed rates before the
                       CHARGED                 policy year and before the Insured          Insured reaches 65 for all states are:
                                               reaches age 65 in all states except         Policy year 1 - 10:       4.75%
                                               New York and New Jersey are:                Policy year 11 - 15:      4.50%
                                               Policy year 1 - 10:      2.75%              Policy year 16+:          4.25%
                                               Policy year 11 - 15:     2.50%
                                               Policy year 16+:         2.25%
                                               The rates in effect before the 16(th)
                                               policy year and before the Insured
                                               reaches age 65 in New York and
                                               New Jersey are:
                                               Policy year 1 - 10:      4.75%
                                               Policy year 11 - 15:     4.50%
                                               Policy year 16+:         4.25%
---------------------------------------------------------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUMS
    Before we allocate your premium to the Subaccounts or the Guaranteed Interest Account we deduct a sales charge, a state premium tax and a federal tax to cover the estimated cost to us for deferred acquisition costs.

SALES CHARGE
    We deduct a sales charge from your premium for the costs we incur in the sales and distribution of the policies.

STATE PREMIUM TAX CHARGE
    States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes assessed against us by the state.

    We may increase or decrease this charge if there is a change in the tax or change of residence.

DEFERRED ACQUISITION COST ("DAC") TAX CHARGE
    This tax is associated with our federal tax liability under Internal Revenue Code Section 848.

POLICY VALUE CHARGES
    On each Monthly Calculation Day, we deduct from your policy value the following charges:

    1.   Administrative Charge

    2.   Cost of Insurance Charge

    3.   Mortality and Expense Risk Fee

    4.   A charge for the cost of riders if applicable

    The amount deducted is allocated among the Subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you. You initially choose this schedule in your application.

1.  ADMINISTRATIVE CHARGE
    We assess a monthly charge for the expenses we incur in administering the policy. This charge reimburses us for the cost of daily administration for services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

2.  COST OF INSURANCE
    We deduct a charge to cover the cost of insurance coverage on each monthly calculation date. This charge is based on:

[diamond]  Insured's gender;

[diamond]  Insured's age at issue;

[diamond]  Policy year in which we make the deduction;

[diamond]  Insured's tobacco use classification;

[diamond]  Rating class of the policy; and

[diamond]  Underwriting classification of the case.

    To determine the monthly cost of insurance, we multiply the appropriate cost of insurance rate by the difference between your Policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time.

3.  MORTALITY AND EXPENSE RISK FEE
    We charge the Subaccounts for the mortality and expense risks we assume. This charge is deducted from the value of each Subaccount's assets attributable to the policies.

    The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

    The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated.

    If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

4.  RIDER CHARGE
    We will deduct any applicable monthly rider charges for the additional benefit provided to you by the rider.

CHARGES FOR FEDERAL INCOME TAXES
    We currently do not charge the VUL Account for federal income taxes attributable to it. In the future, we may charge to cover these or any other tax liability of the VUL Account.

FUND CHARGES
    Please refer to the following chart for a listing of Fund Charges.

ANNUAL FUND EXPENSES FOR THE YEAR ENDING DECEMBER 31, 1998 AFTER REIMBURSEMENT

                                                           INVESTMENT                        OTHER OPERATING    TOTAL ANNUAL
                        SERIES                           MANAGEMENT FEE    RULE 12B-1 FEES      EXPENSES       FUND EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index                                .45%                0%              .10%              .55%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                 .75%                0%              .23%              .98%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia                                     1.00%                0%              .25%             1.25%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                   .75%                0%              .25%             1.00%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty                                   .90%                0%              .15%             1.05%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced                                       .55%                0%              .13%              .68%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth                                         .62%                0%              .07%              .69%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                   .40%                0%              .15%              .55%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                      .50%                0%              .14%              .64%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation                           .58%                0%              .10%              .68%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme                                .75%                0%              .24%              .99%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                                 .70%                0%              .15%              .85%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                             .70%                0%              .15%              .85%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value                                 1.05%                0%              .15%             1.20%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                  .80%                0%              .25%             1.05%
--------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index                          0%                0%              .65%              .65%
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond                                     .60%                0%              .18%              .78%
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities                  .52%                0%              .33%              .85%
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments (Templeton)                            0%              .25%             1.00%             1.25%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation                                     .60%              .25%              .18%             1.03%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets                                  1.25%              .25%              .41%             1.91%
--------------------------------------------------------------------------------------------------------------------------------
Templeton International                                        .69%              .25%              .17%             1.11%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Stock                                                .70%              .25%              .19%             1.14%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           .95%                0%              .50%             1.45%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                1.27%                0%              .28%             1.55%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  .90%                0%              .45%             1.35%
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                          .96%                0%              .06%             1.02%
--------------------------------------------------------------------------------------------------------------------------------

(1) Each Series pays a portion or all of its total annual expenses other than the management fee. The Phoenix Research Enhanced Index Series will pay up to .10%; the Phoenix-Goodwin Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Goodwin Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity and Phoenix-Schafer Mid-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40% for the fiscal year ending December 31, 1998. Absent expense reimbursement, Total Annual Expenses were:

         Phoenix Research Enhanced Index                 .82%        Phoenix-Goodwin Multi-Sector Fixed Income    .64%
         Phoenix-Aberdeen International                  .98%        Phoenix-Goodwin Strategic Allocation         .68%
         Phoenix-Aberdeen New Asia                      2.50%        Phoenix-Goodwin Strategic Theme              .99%
         Phoenix-Duff & Phelps Real Estate Securities   1.01%        Phoenix-Hollister Value Equity              2.46%
         Phoenix-Engemann Nifty Fifty                   2.58%        Phoenix-Oakhurst Growth and Income          1.46%
         Phoenix-Goodwin Balanced                        .68%        Phoenix-Schafer Mid-Cap Value               2.77%
         Phoenix-Goodwin Growth                          .69%        Phoenix-Seneca Mid-Cap Growth               2.81%
         Phoenix-Goodwin Money Market                    .55%

    The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%. Absent expense reimbursement, Total Annual Expenses are estimated to be approximately 1.45% for Wanger Foreign Forty, 1.55% for Wanger International Small Cap, 1.35% for Wanger Twenty and 1.02% for Wanger U.S. Small Cap for the fiscal year ending December 31, 1999. Expenses may be higher or lower than those shown but are subject to expense limitations as noted.

OTHER CHARGES

PARTIAL SURRENDER FEE
    We reserve the right to deduct a charge from each withdrawal.

LOAN INTEREST RATE EXPENSE CHARGE
    We deduct a charge from the loan interest rate. This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year.

REDUCTION IN CHARGES
    The Policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including our employees and their family members) and for special exchange programs that we may make available, we reserve the right to reduce or eliminate the sales load, mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

    Eligibility for the amount of these reductions will be determined by a number of factors including the number of Insureds, the total premium expected to be paid, the total assets under management for the Policyowner, the nature of the relationship among individual Insureds, the purpose for which the Policies are being purchased, the expected persistency of individual Policies, and other circumstances which in our opinion are rationally related to the expected reduction in expenses. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.

PHOENIX LIFE AND ANNUITY COMPANY AND
THE VUL ACCOUNT
--------------------------------------------------------------------------------
PLAC
    We are an indirect subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix"). Our executive office is located at One American Row, Hartford, Connecticut 06102-5056, and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. We are a Connecticut stock company, formed to write life insurance and annuity contracts. Formerly, Phoenix was Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomesticated to Connecticut in April, 1997.

THE VUL ACCOUNT
    The VUL Account is a separate account of PLAC, established on July 1, 1996 and governed under the laws of Connecticut. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the VUL Account or PLAC by the SEC.

    The VUL Account is divided into Subaccounts, each of which is available for allocation of Policy Value. Each Subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional Subaccounts which will be made available to existing Policyowners to the extent and on a basis decided by us. See "Investments of the VUL Account--Participating Investment Funds."

    PLAC does not guarantee the investment performance of the VUL Account or any of its Subaccounts. Contributions to the overall Policy Value allocated to the VUL Account depend on the chosen Fund's investment performance. Thus, you bear the full investment risk for all monies invested in the VUL Account.

    The VUL Account is part of the general business of PLAC, but the gains or losses of the VUL Account belong solely to the VUL Account. The gains or losses of any other business we may conduct do not affect the VUL Account. Under Connecticut law, the assets of the VUL Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, all obligations arising under the Policy are general corporate obligations of PLAC.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the VUL Account Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See "Appendix B" for more information.

INVESTMENTS OF THE VUL ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts invest in corresponding Series of The Phoenix Edge Series Fund. The following Series are currently available:

    PHOENIX RESEARCH ENHANCED INDEX SERIES: The investment objective of the Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the Series is to seek a high total return consistent with reasonable risk. The Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the Series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-GOODWIN BALANCED SERIES: The investment objective of the Series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Goodwin Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-GOODWIN GROWTH SERIES: The investment objective of the Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the Series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES: The investment objective of the Series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Goodwin Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-GOODWIN STRATEGIC THEME SERIES: The investment objective of the Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Goodwin Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the Series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

BT INSURANCE FUNDS TRUST
    A certain Subaccount invests in a corresponding Series of the BT Insurance Funds Trust. The following Series is currently available:

    EAFE[registered trademark] EQUITY INDEX FUND: The Series seeks to match the performance of the Morgan Stanley Capital International EAFE[registered trademark] Index ("EAFE[registered trademark] Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The Series invests in a statistically selected sample of the securities found in the EAFE[registered trademark] Index.

FEDERATED INSURANCE SERIES
    Certain Subaccounts invest in corresponding Series of the Federated Insurance Series. The following Series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the Series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the Series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain Subaccounts invest in Class 2 Shares of a corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available:

    MUTUAL SHARES INVESTMENT FUND: The primary investment objective of the Series is capital appreciation with income as a secondary objective. The Mutual Shares Investments Series invests in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET ALLOCATION FUND: The investment objective of the Series is a high level of total return. The Templeton Asset Allocation Series invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON DEVELOPING MARKETS FUND: The investment objective of the Series is long-term capital appreciation. The Templeton Developing Markets Series invests primarily in emerging market equity securities.

         TEMPLETON INTERNATIONAL FUND: The investment objective of the Series is long-term capital growth. The Templeton International Series invests primarily in stocks of companies located outside the United States, including emerging markets. Any income realized will be incidental. It also may invest in debt securities of governments and companies located anywhere in the world.

    TEMPLETON STOCK FUND: The investment objective of the Series is long-term capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

WANGER ADVISORS TRUST
    Certain Subaccounts invest in corresponding Series of the Wanger Advisors Trust. The following Series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of all of the Funds also may be sold to other separate accounts of Phoenix or its affiliates and shares of certain Funds also may be sold to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither PLAC nor the Fund(s) trustees currently foresee any such disadvantages either to variable life insurance Policyowners or to variable annuity Contractowners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contractowners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from:

[diamond]     changes in state insurance laws;

[diamond]     changes in federal income tax laws;

[diamond]     changes in the investment management of any  portfolio of the
              Fund(s); or

[diamond]     differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity
              Contractowners.

    We will, at our expense, remedy such material conflicts including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is the investment advisor to all Series in The Phoenix Edge Series Fund except the Phoenix-Duff & Phelps Real Estate Securities and Phoenix-Aberdeen New Asia Series. Based on Subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions to subadvisors for the following Series:

[diamond]    J.P. Morgan Investment Management, Inc.
             [bullet]  Phoenix Research Enhanced Index Series

[diamond]    Roger Engemann & Associates, Inc. ("Engemann")
             [bullet]  Phoenix-Engemann Nifty Fifty Series

[diamond]    Seneca Capital Management, LLC ("Seneca")
             [bullet]  Phoenix-Seneca Mid-Cap Growth Series

[diamond]    Schafer Capital Management, Inc.
             [bullet]  Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is Phoenix-Aberdeen International Advisors

LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    The other investment advisors are:

[diamond]     Bankers Trust Company
              [bullet]  EAFE[registered trademark] Equity Index Fund

[diamond]     Federated Investment Management Company
              [bullet]  Federated Fund for U.S. Government Securities II
              [bullet]  Federated High Income Bond Fund II

[diamond]     Templeton Investment Counsel, Inc.
              [bullet]  Templeton Asset Allocation Fund
              [bullet]  Templeton International Fund
              [bullet]  Templeton Stock Fund

[diamond]     Templeton Asset Management, Ltd.
              [bullet]  Templeton Developing Markets Fund

[diamond]     Franklin Mutual Advisers, Inc.
              [bullet]  Mutual Shares Investments Fund

[diamond]     Wanger Asset Management, L.P.
              [bullet]  Wanger Foreign Forty
              [bullet]  Wanger International Small Cap
              [bullet]  Wanger Twenty
              [bullet]  Wanger U.S. Small Cap

SERVICES OF THE ADVISORS
    The Advisors continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees of each Fund. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.

REINVESTMENT AND REDEMPTION
    All dividend distributions of the Fund are automatically reinvested in shares of the Fund at their net asset value on the date of distribution. Likewise, all capital gains distributions of the Fund, if any, are reinvested at the net asset value on the record date. We redeem Fund shares at their net asset value to the extent necessary to make payments under the Policy.

SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the VUL Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional Subaccounts within the VUL Account, each of which will invest in shares of a designated portfolio of the Fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing Policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of the Fund should be no longer available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to Policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the VUL Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the Policy Value of the Subaccount in which the substitution is to occur to another Subaccount.

THE GUARANTEED INTEREST ACCOUNT
    In addition to the VUL Account, you may allocate premium or transfer policy value to the Guaranteed Interest Account. Amounts you allocate or transfer to the Guaranteed Interest Account become part of Phoenix Life and Annuity's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. For amounts transferred to the Guaranteed Interest Account due to a policy loan, the guaranteed rate is 2% in all states except New York and New Jersey. In New York and New Jersey the rate credited to the Guaranteed Interest Account due to a policy loan is 4%. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit excess interest, if any, as determined by us based on information as to expected investment yields.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law as to the accuracy and completeness of statements made in this prospectus.

    We reserve the right to limit total deposits, including transfers, to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

    In general, you can make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or

25% of the Policy Value in the Guaranteed Interest Account as of the date of the transfer. If you elect the Systematic Transfer Program, approximately equal amounts may be transferred out of the Guaranteed Interest Account. Also, the total Policy Value allocated to the Guaranteed Interest Account may be transferred out of the Guaranteed Interest Account to one or more of the Subaccounts of the VUL Account over a consecutive four-year period according to the following schedule:

[diamond]     Year One:   25% of the total value

[diamond]     Year Two:   33% of remaining value

[diamond]     Year Three: 50% of remaining value

[diamond]     Year Four:  100% of remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts of the VUL Account may be made at any time. Transfers from the Guaranteed Interest Account are subject to the rules discussed in "Appendix C" and "Transfer of Policy Value--Systematic Transfer Program."

PREMIUMS
--------------------------------------------------------------------------------
MINIMUM PREMIUMS
    The Minimum Premium is determined by case size as follows:

[diamond]   5 or more lives:       $100,000 annually for the first
                                   five Policy Years

[diamond]   Fewer than 5 lives:    $250,000 annually for the first
                                   five Policy Years

    The Issue Premium is due on the Policy Date. The Insured must be alive when the Issue Premium is paid. After that, premiums may be paid at any time while the Policy is in force. Each premium payment must be at least $100. Additional payments should be sent to the:

    VUL COLI UNIT
    PO BOX 22012
    ALBANY, NY 12201-2012


    The number of units credited to a Subaccount of the VUL Account will be determined by dividing the portion of the net premium applied to that Subaccount by the unit value of the Subaccount on the Payment Date.


    Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test (see "Minimum Face Amount"), we reserve the right to refund a premium paid in any year if it will exceed the maximum premium limit. The maximum limit is established by law to qualify the Policy contract as life insurance. This limit is applied to the sum of all premiums paid under the Policy. If the total premium limit is exceeded, the Policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the Policy Year in which the limit was exceeded. The Policy Value then will be adjusted to reflect the refund. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

ALLOCATION OF ISSUE PREMIUM
    We will generally allocate the Issue Premium less applicable charges to the VUL Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a Policy. However, Policies issued in certain states, and Policies issued in certain states pursuant to applications which state the Policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during the Free Look period) to the Phoenix-Goodwin Money Market Subaccount of the VUL Account, and, at the expiration of the Free Look period, the policy value of the Money Market Subaccount is allocated among the Subaccounts of the VUL Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.

FREE LOOK PERIOD


    You have the right to review the Policy. If you are not satisfied with it, you may cancel the Policy:


[diamond]     by mailing it to us within 10 days after you
              receive it (or longer in some states);


[diamond]     within 10 days after we mail or deliver a written
              notice telling you about your free look period; or

[diamond]     within 45 days after completing the application, whichever occurs latest (the "Free Look Period").


    We treat a returned Policy as if we never issued it and, except for Policies issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned Policy: (1) the then current Policy Value less any unpaid loans and loan interest; plus (2) any monthly deductions, partial surrender fees and other charges made under the Policy. For Policies issued with the Temporary Money Market Amendment, the amount returned will equal any premiums paid less any unrepaid loans and loan interest, and less any partial surrender amounts paid.

    We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the Policy. If we decline to issue the Policy, we will refund to you the same amount as would have been refunded under the Policy had it been issued but returned for refund during the Free Look Period.

ACCOUNT VALUE

TRANSFER OF POLICY VALUE
    Transfers among available Subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing. Requests for transfers will be executed on the date the request is received at Andesa, TPA, Inc.

    Although currently there is no charge for transfers, in the future, we may charge a fee of $10 for each transfer after the first two transfers in a Policy Year (after twelve transfers in New York).

    You may make only one transfer per Policy Year from the unloaned portion of the Guaranteed Interest Account unless (1) the transfer(s) are made as part of a Dollar Cost Averaging Program, or (2) we agree to make an exception to this rule. Unless you have elected a Dollar Cost Averaging Program, the amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value allocated to the unloaned portion of the Guaranteed Interest Account out of the Guaranteed Interest Account to one or more of the Subaccounts over a consecutive four-year period according to the following schedule:

[diamond]   Year One:    25% of the total value

[diamond]   Year Two:    33% of the remaining value

[diamond]   Year Three:  50% of the remaining value

[diamond]   Year Four:   100% of the remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts may be made anytime. We reserve the right to limit the number of Subaccounts you may invest in at any one time or over the life of the Policy, if we are required to do so by any federal or state law.

    Because excessive exchanges between Subaccounts can hurt Fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple Policyowners), unless the registered representative's broker-dealer firm and PLAC have entered into a third-party transfer service agreement.

    If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until the end of the Free Look Period.

SYSTEMATIC TRANSFERS FOR DOLLAR COST AVERAGING
    You may elect to transfer funds automatically among the Subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfers for Dollar Cost Averaging Program ("Dollar Cost Averaging Program"). Under the Dollar Cost Averaging Program, the minimum transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $1,000 in the Guaranteed Interest Account or the Subaccount from which funds will be transferred ("Sending Subaccount") and if the value in that Subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one Sending Subaccount or the Guaranteed Interest Account, but may be allocated to more than one Subaccount ("Receiving Subaccounts"). Under the Dollar Cost Averaging Program, Policyowners may make more than one transfer per Policy Year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.

    Only one Dollar Cost Averaging Program can be active at any time. All transfers under the Dollar Cost Averaging Program will be made on the basis of the Guaranteed Interest Account and Subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.

AUTOMATIC ASSET RE-BALANCING
    Automated account re-balancing permits you to maintain a specified whole number percentage of your account value in any combination of Subaccounts and the Guaranteed Interest Account. We must receive a written request in order to begin your automated asset re-balancing program ("Asset Re-Balancing"). Then, we will make transfers at least quarterly to and from the Subaccounts and the Guaranteed Interest Account to re-adjust your account value to your specified percentage. Asset Re-Balancing allows you to maintain a specific fund allocation. Quarterly re-balancing is based on your policy year. We will re-balance your account value only on a monthly calculation date.

    The effective date of the first Asset Re-Balancing will be the first monthly calculation date after we receive your request at Andesa TPA, Inc. If we receive your request before the end of the free look period, your first re-balancing will occur at the end of the free look period.

    You may not participate in both the Dollar Cost Averaging Program and the Asset Re-Balancing at the same time.

DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each Subaccount of the VUL Account on the first Valuation Date of that Subaccount. The unit value of a Subaccount on any other Valuation Date is determined by multiplying the unit value of that Subaccount on the just prior Valuation Date by the Net Investment Factor for that Subaccount for the then current Valuation Period. The unit value of each Subaccount on a day other than a Valuation Date is the unit value on the next Valuation Date. Unit values are carried to six decimal places. The unit value of each Subaccount on a Valuation Date is determined at the end of that day.

    The Net Investment Factor for each Subaccount is determined by the investment performance of the assets held by the Subaccount during the Valuation Period. Each valuation will follow applicable law and accepted procedures. The Net Investment Factor is determined by the formula:

    (A) + (B)
    --------- - (D) where:
       (C)

(A) The value of the assets in the Subaccount on the current Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current Valuation Period.

(B) The amount of any dividend (or, if applicable, any capital gain distribution) received by the Subaccount if the "ex-dividend" date for shares of the Fund occurs during the current Valuation Period.

(C) The value of the assets in the Subaccount as of the just prior Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the Valuation Period ending on that date.


(D) The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

DEATH BENEFIT UNDER THE POLICY
    The death benefit is the amount we pay to the designated beneficiary(ies) when the Insured dies. Upon receiving due proof of death, we pay the beneficiary the death benefit amount determined as of the date the Insured dies. The beneficiary may direct us to pay all or part of the benefit in cash or to apply it under one or more of our payment options.

MINIMUM FACE AMOUNT
    To qualify as life insurance under current federal tax laws, the Policy has a minimum face amount of insurance. The minimum face is determined using one of two allowable definitions of life insurance: (1) the Cash Value Accumulation Test or (2) the Guideline Premium Test. You chose which test to use on the application prior to the issuance of your Policy. You cannot change the way we determine your minimum face amount after your policy is issued.

    The Cash Value Accumulation Test determines the minimum face amount by multiplying the account value plus the refund of sales load, if applicable, by the minimum face amount percentage. The percentages depend upon the Insured's age, gender and underwriting classification.

    Under the Guideline Premium Test, the minimum face amount is also equal to an applicable percentage of the account value plus refund of sales load, if applicable, but the percentage varies only by age of insured.

DEATH BENEFIT OPTIONS
    In your application you chose a face amount of insurance coverage and the death benefit option. We offer three death benefit options:

[diamond]     Option 1: the death benefit is the greater of the Policy's face amount on the date of death or, the minimum face amount in effect on the date of death.

[diamond]     Option 2: the death benefit is the greater of: (a) the Policy's face amount on the date of death plus the policy value on the date of death or, (b) the minimum face amount in effect on the date of death.

[diamond]     Option 3: the death benefit is the greater of: (a) the Policy's face amount on the date of death plus the sum of all premiums paid, less withdrawals or, (b) the Policy's face amount on the date of death or; (c) the minimum face amount in effect on the date of death.

    If the Insured dies while the policy is in force, we will pay the death benefit based on the option in effect on the date of death, with the following adjustments:

[diamond]     Add back in any charges taken against the account value for the period beyond the date of death;

[diamond]     Deduct any policy debt outstanding on the date of death; and

[diamond]     Deduct any charges accrued against the account value unpaid as of the date of death.

    You may change the Death Benefit Option from Option 1 to Option 2 or from Option 2 to Option 1. You may not make a change either to or from Option 3.

    Under death benefit Options 1 and 3, the death benefit is not affected by your policy's investment experience. Under death benefit Option 2, the death benefit amount may increase or decrease by the investment experience.

    We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective.

CHANGES IN FACE AMOUNT OF INSURANCE

REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time while this policy is in force, you may request an increase in the face amount of insurance provided under the Policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. Also, a new Free Look Period (see "The Policy--Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the Policy resulting from the increase, see "Material Change Rules."

DECREASES IN FACE AMOUNT AND PARTIAL SURRENDER: EFFECT ON
DEATH BENEFIT

REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in Face Amount at any time after the first Policy Year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first Monthly Calculation Day following the date we approve the request.

    A partial surrender or a decrease in Face Amount generally decreases the death benefit. If the change is a decrease in Face Amount, the death benefit under a Policy would be reduced on the next Monthly Calculation Day. If the change is a partial surrender, the death benefit under a Policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."

SURRENDERS

GENERAL
    At any time during the lifetime of the Insured and while the Policy is in force, you may partially or fully surrender the Policy by sending a written request to Andesa TPA, Inc. We may also require you to send the Policy to us. The amount available for surrender is the cash surrender value at the end of the Valuation Period during which the surrender request is received at Andesa TPA, Inc.

    The cash surrender value is:

    [bullet] Policy Value; less

    [bullet] Any outstanding debt.

    There is no surrender charge.

FULL SURRENDERS
    If the Policy is being fully surrendered, the Policy itself must be returned to Andesa TPA, Inc., along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. "Payment Options."

PARTIAL SURRENDERS
    You may obtain a partial surrender of the Policy by requesting payment of the Policy's Cash Surrender Value. It is possible to do this at any time during the lifetime of the Insured, while the Policy is in force, with a written request to Andesa TPA, Inc. We may require the return of the Policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the Policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

    We reserve the right to deny partial surrenders of less than $500. In addition, if the share of the Policy Value in any Subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that Subaccount or the Guaranteed Interest Account.

    Upon a partial surrender, the Policy Value will be reduced by the sum of the partial surrender amount paid. This amount comes from a reduction in the Policy's share in the value of each Subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each Subaccount will be made in the same manner as that provided for monthly deductions.

    The Cash Surrender Value will be reduced by the partial surrender amount paid. The Face Amount of the Policy will be reduced by the same amount as the Policy Value is reduced as described above.

    Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Tax Considerations."

POLICY LOANS
    You can take a loan against your policy any time while the policy is in force. The maximum loan is:

    [bullet] 90% of your Policy Value at the time the loan is taken; less

    [bullet] any outstanding policy debt before the loan is taken; less

    [bullet] interest on the loan being made and on any outstanding policy debt to the next policy anniversary date.

    Your policy must be assigned to us as collateral for the loan.

SOURCE OF LOAN
    We deduct your requested loan amount from the Subaccounts and the Guaranteed Interest Account, based on the allocation requested at the time of the loan. We liquidate shares taken from the Subaccounts and transfer the resulting dollars to the Guaranteed Interest Account. These dollars become part of the loaned portion of the Guaranteed Interest Account.

INTEREST
    You will pay interest on the loan at the following noted effective annual rates, compounded daily and payable in arrears:

    In all states except New York and New Jersey, the loan interest rate in effect following the policy anniversary nearest the Insured's 65(th) birthday will be 2.25%. The rates in effect before the Insured reaches age 65 follow:

[diamond]  Policy years 1-10:                2.75%

[diamond]  Policy years 11-15:               2.50%

[diamond]  Policy years 16 and thereafter:   2.25%

    In New York and New Jersey only, the loan interest rate in effect following the policy anniversary nearest the Insured's 65(th) birthday will be 4.25%. The rates in effect before the Insured reaches age 65 follow:

[diamond]  Policy years 1-10:                4.75%

[diamond]  Policy years 11-15:               4.50%

[diamond]  Policy years 16 and thereafter:   4.25%

    Interest accrues daily, becoming part of the policy debt. Interest is due and payable on the policy anniversary. If you do not pay the interest when due, we will add it to your loan. We treat any interest which has been capitalized the same as if it were a new loan. We deduct this capitalized interest from the Subaccounts and the Guaranteed Interest Account in proportion to the non-loaned account value in each.

INTEREST CREDITED ON LOANED VALUE
    The amount equal to any policy loan is held in the Guaranteed Interest Account. This amount is credited with interest at a rate of 2% (4% in New York and New Jersey).

REPAYMENT
    You may repay all or part of your policy debt at anytime while the policy is in force.

    If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

    Failure to repay a policy loan or to pay loan interest will not terminate the Policy unless the policy value becomes insufficient to maintain the Policy in force.


    In the future, PLAC may not allow Policy loans of less than $500, unless such loan is used to pay a premium on another PLAC policy.


EFFECT OF LOAN
    Your policy loan reduces the death benefit and cash surrender value under the policy by the amount of the loan. Your repayment of the loan increases the death benefit and cash surrender value by the amount of the repayment.

    As long as a loan is outstanding, a portion of your policy value is equal to the loan is held in the Guaranteed Interest Account. The Subaccount's investment performance does not affect the this amount. Also, you may be subject to tax consequences if you surrender your policy while there is outstanding debt.


LAPSE


    Unlike conventional life insurance policies, the payment of the Issue Premium, no matter how large, or the payment of additional premiums will not necessarily continue the Policy in force to its maturity date.

    If on any Monthly Calculation Day, the Policy Value is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

    During the grace period, the Policy will continue in force but Subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the Policy, but not before 30 days after we have mailed written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the Subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the Subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the Insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

ADDITIONAL INSURANCE OPTION
    While the Policy is in force and the Insured is insurable, the Policyowner will have the option to purchase additional insurance on the same Insured with the same guaranteed rates as the Policy. We will require evidence of insurability and charges will be adjusted for the Insured's new attained age and any change in risk classification.


ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a Policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the Policy if any of these benefits are chosen. The following benefits are currently available and additional riders may be available as described in the Policy (if approved in your state).

[diamond] FLEXIBLE TERM INSURANCE RIDER. This rider provides annually renewable term insurance coverage to age 100 on the Insured under the base policy The initial rider death benefit cannot exceed 10 times the initial base Policy. There is no charge for this rider.

[diamond] EXCHANGE OF INSURED RIDER: This rider allows the Policyowner to exchange the insured on a given contract. There is no charge for this rider.

          Future charges against the policy will be based on the life of the substitute insured.

          The incontestability and suicide exclusion periods, as they apply to the substitute insured, run from the date of the exchange. Any assignments will continue to apply.

          The exchange is subject to the following adjustments:

1. If the policy value of the original policy is insufficient to produce a positive cash surrender value for the new policy, the owner must pay an exchange adjustment in an amount that, when applied as premium, will make the policy value of the new policy greater than zero.

2. In some cases, the amount of policy value which may be applied to the new policy may result in a death benefit which exceeds the limit for the new policy. In that event, we will apply such excess policy value to reduce any loan against the policy, and the residual amount will be returned to you in cash.

3. The exchange will also be subject to our receipt of repayment of the amount of any policy debt under the exchange policy in excess of the loan value of the new policy on the date of exchange.

          The Internal Revenue Service has ruled that an exchange of Insureds does not qualify for tax deferral under Code Section 1035. Therefore, you must include in current gross income all previously unrecognized gain in the Policy upon an exchange of the Insured.


                      PART II--ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------


POSTPONEMENT OF PAYMENTS

    Payment of any amount upon complete or partial surrender, Policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:

[diamond] for up to six months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;


[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the VUL Account's net assets.

    Transfers also may be postponed under these circumstances.

PAYMENT BY CHECK
    Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The Policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the Policy. The statements are considered representations and not warranties. Only an executive officer of PLAC can agree to change or waive any provisions of the Policy.

SUICIDE
    If the Insured commits suicide within two years after the Policy's Date of Issue, the Policy will stop and become void. We will pay you the Policy Value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the Policy.

INCONTESTABILITY
    We cannot contest this Policy or any attached rider after it has been in force during the Insured's lifetime or for two years from the policy date.

CHANGE OF OWNER OR BENEFICIARY
    The Beneficiary, as named in the Policy application or subsequently changed, will receive the Policy benefits at the Insured's death. If the named Beneficiary dies before the Insured, the contingent Beneficiary, if named, becomes the Beneficiary. If no Beneficiary survives the Insured, the death benefit payable under the Policy will be paid to your estate.

    As long as the Policy is in force, the Policyowner and the Beneficiary may be changed in writing, satisfactory to us. A change in Beneficiary will take effect as of the date the notice is signed, whether or not the Insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The Policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of the Insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.

SURPLUS

    This Policy is non-participating and does not pay dividends. Your policy will not share in PLAC's profits or surplus earnings.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    You may elect a payment option for payment of the death proceeds to the Beneficiary. You may revoke or change a prior election, unless such right has been waived. The Beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the Beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

    If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a Policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM.
    Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST.
    A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD.
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN.
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] ten years;

[diamond] twenty years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY.
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT.
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN.
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the Insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.


    For additional information concerning the above payment options, see the Policy.




                      PART III--OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------


FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


    The ultimate effect of federal income taxes on values under the VUL Account and on the economic benefit to you or your Beneficiary depends on our tax status and upon the tax status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. For complete information on federal and state tax considerations, a qualified tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because the discussion herein is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the tax status of any Policy. The Internal Revenue Service (the "IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the Policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


PLAC'S TAX STATUS

    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the VUL Account nor the Guaranteed Interest Account is a separate entity from PLAC and their operations form a part of PLAC.


    Investment income and realized capital gains on the assets of the VUL Account are reinvested and taken into account in determining the value of the VUL Account. Investment income of the VUL Account, including realized net capital gains, is not taxed to us. Due to our tax status under current provisions of the Code, no charge currently will be made to the VUL Account for our federal income taxes which may be attributable to the VUL Account. We reserve the right to make a deduction for taxes if our federal tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the tax treatment to our variable life insurance contracts, or if changes occur in our tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the VUL Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS

    The Policy, whether or not it is a "modified endowment contract" (see the discussion on modified endowment contracts), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the Beneficiary under Code Section 101(a)(1). Also, a Policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the Policy, via full surrender, partial surrender or loan.

    Code Section 7702 imposes certain conditions with respect to premiums received under a Policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the Policyowner within 60 days after the end of the Policy Year, and maintain the qualification of the Policy as life insurance for federal income tax purposes.


FULL SURRENDER
    Upon full surrender of a Policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a Policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER

    If the Policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the Policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction, the Policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.


LOANS
    We believe that any loan received under a Policy will be treated as your indebtedness. If the Policy is a modified endowment contract, loans are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the Policy is not a modified endowment contract, we believe that no part of any loan under a Policy will constitute income to you.


    The deductibility by a Policyowner of loan interest under a Policy may be limited under Code Section 264, depending on the circumstances. A Policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to the tax consequences thereof. Under the "personal" interest limitation provisions of the Code, interest on Policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.


BUSINESS-OWNED POLICIES
    If a business or a corporation owns the Policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned Policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test." The measuring stick for this test is a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums but which, after the seventh year is "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A Policy becomes a modified endowment contract, if, at any time during the first seven years, the cumulative premium paid on the Policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a Policy Year but which are returned by us with interest within 60 days after the end of the Policy Year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
    If there is a reduction in death benefits during the first seven Policy Years, the premiums are redetermined for purposes of the 7-pay test as if the Policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven Policy Years.

DISTRIBUTIONS AFFECTED
    If a Policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent Policy Years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the Policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond]  made on or after the taxpayer attains age 59 1/2;

[diamond]  attributable to the taxpayer's disability (within the meaning of
           Code Section 72(m)(7)); or

[diamond]  part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his Beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the Policy meets the 7-pay test will begin again any time the Policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions.

[diamond]  First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven Policy Years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond]  Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the Policy, this does not constitute a material change if:

           [bullet] the cost-of-living determination period does not exceed the remaining premium payment period under the Policy; and

           [bullet] the cost-of-living increase is funded ratably over the remaining premium payment period of the Policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the Policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the Policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS

    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same Policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the Policyowner. The Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A qualified tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.


LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a Policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the Policy, unless Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.


DIVERSIFICATION STANDARDS

    To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each Series of the Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the Series assets be invested in no more than:

[diamond]     55% in any 1 investment

[diamond]     70% in any 2 investments

[diamond]     80% in any 3 investments

[diamond]     90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the VUL Account; therefore, each Series of the Fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the VUL Account are direct obligations of the United States Treasury. In this case, there is no limit on the investment that may be made in

Treasury securities, and for purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the VUL Account's investment in Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the Funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.


    In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that the Policy may need to be modified to comply with such future Treasury announcements. For these reasons, we reserve the right to modify the Policy, as necessary, to prevent you from being considered the owner of the assets of the VUL Account.


    We intend to comply with the Diversification Regulations to assure that the Policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the Policyowner or the Insured or an exchange or assignment of the Policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the Policies relate to the same Insured. If the surrendered Policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of a qualified tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policyowner or Beneficiary. We do not make any representations or guarantees regarding the tax consequences of any Policy with respect to these types of taxes.


VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote the Funds' shares held by the Subaccounts at any regular and special meetings of shareholders of the Funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the Funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

    Funds' shares held in a Subaccount for which no timely instructions are received, and Funds' shares which are not otherwise attributable to Policyowners, will be voted by PLAC in proportion to the voting instructions that are received with respect to all Policies participating in that Subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by PLAC.

    You will receive proxy materials, reports and other materials related to the Funds.


    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the Funds or to approve or disapprove an investment advisory contract for the Funds. In addition, PLAC itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policies or the Investment Advisor of the Funds if PLAC reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a Series may result in overly speculative or unsound investments. In the event PLAC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policyowners.



THE DIRECTORS AND
EXECUTIVE OFFICERS OF PLAC
------------------------------------------------------------
    PLAC is managed by its Board of Directors. The following are the Directors and Executive Officers of PLAC:


NAME AND TITLE                PRINCIPAL OCCUPATION

Robert W. Fiondella,          Chairman of the Board,
Director, Chairman            President and Chief
and President                 Executive Officer

Richard H. Booth,             Executive Vice President
Director, Executive
Vice President

Philip R. McLoughlin,         Executive Vice President and
Director and Executive        Chief Investment Officer
Vice President

David W. Searfoss,            Executive Vice President and
Director and Executive        Chief Financial Officer
Vice President and CFO

Dona D. Young,                Executive Vice President,
Director and Executive        Individual Insurance and
Vice President                General Counsel

Joseph E. Kelleher,           Senior Vice President
Director and Senior
Vice President

Robert G. Lautensack,         Senior Vice President
Director and Senior
Vice President

Simon Y. Tan,                 Senior Vice President,
Director and Senior           Individual Market
Vice President                Development


Robert G. Chipkin,            Senior Vice President
Director

Carl T. Chadburn,             Executive Vice President
Director


    The above positions reflect the last held position in our parent company, Phoenix Home Life Mutual Insurance Company, during the last five years.

SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the VUL Account. The assets of the VUL Account are kept physically segregated and held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the Funds.

SALES OF POLICIES
--------------------------------------------------------------------------------

    Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG, an indirect subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the Policies. PEPCO is an indirect subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), in which Phoenix owns a majority interest.

    Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell Policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these Policies. PLAC will pay a maximum total sales commission of 19% of premiums to PEPCO. Additionally, agents or selling brokers may receive asset-based compensation. The maximum asset-based compensation is 0.90% of the policy value. To the extent that the sales charge under the Policies is less than the sales commissions paid with respect to the Policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the Policies.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to stock life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.


    State regulation of PLAC includes certain limitations on the investments which we may make, including investments for the VUL Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the VUL Account.


REPORTS
--------------------------------------------------------------------------------
    All Policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The VUL Account is not engaged in any litigation. PLAC is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the Policies.

LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel of Phoenix Home Life Mutual Insurance Company, has passed upon the organization of PLAC, its authority to issue variable life insurance Policies and the validity of the Policy, and upon legal matters relating to the federal securities and income tax laws for PLAC.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A Registration Statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This Prospectus is a summary of the contents of the Policy and other legal documents and does not contain all the information set forth in the Registration Statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the VUL Account, PLAC and the Policy.

YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. This is commonly referred to as the "Year 2000 Issue." Companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. We believe that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.


    PLAC's ultimate parent, Phoenix, has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of our subsidiaries, was conducted. Phoenix has identified and pursued a number of strategies to address the issue, including:


[diamond]  upgrading systems with compliant versions;

[diamond]  developing or acquiring new systems to replace those that are obsolete;


[diamond]  repairing existing systems by converting code or hardware; and

[diamond]  preparing contingency plans to address difficulties that may arise.

    Based on current assessments, those computer systems deemed critical to customer service and business continuity are compliant. Testing will continue through 1999. Additionally Phoenix has obtained Year 2000 assurances from business partners.

    THE BOTTOM LINE IS THAT PHOENIX WILL BE BOTH READY AND TESTED FOR THE NEW MILLENNIUM.

    More details about our Year 2000 program are available on our Web site: www.phl.com.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PLAC contained herein should be considered only as bearing upon PLAC's ability to meet its obligations under the Policy, and they should not be considered as bearing on the investment performance of the VUL Account. The financial statements of the VUL Account are for the Subaccounts available for the period ended December 31, 1998.

PHOENIX LIFE AND
ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS DECEMBER 31, 1998

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
Report of Independent Accountants............................................30

Balance Sheet................................................................31

Statement of Income, Comprehensive Income and Equity.........................32

Statement of Cash Flows......................................................33

Notes to Financial Statements.............................................34-41

[PriceWaterhouseCoopers Logo & Address]




                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Stockholder of
Phoenix Life and Annuity Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years ended December 31, 1998 and 1997 and for the periods from March 30, 1996 to December 31, 1996 and from January 1, 1996 to March 29, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

[PriceWaterhouseCoopers Logo]

February 11, 1999

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                              DECEMBER 31,
                                                          1998           1997
                                                             (IN THOUSANDS)
ASSETS
Available-for-sale debt securities, at fair value         $ 9,781        $ 7,209
Short-term investments                                      1,754          3,671
                                                          -------        -------

Total investments                                          11,535         10,880
Cash and cash equivalents                                      99             48
Accrued investment income                                     169            152
Goodwill                                                      701            798
Other assets                                                   13
                                                          -------        -------
Total assets                                              $12,517        $11,878
                                                          =======        =======

LIABILITIES
Deferred income taxes                                     $   151        $    66
Other liabilities                                               2              3
                                                          -------        -------
Total liabilities                                             153             69

EQUITY
Common stock, $100 par value, 40,000 shares
 authorized, 25,000 shares issued and outstanding           2,500          2,500
Additional paid-in-capital                                  8,664          8,664
Retained earnings                                             867            514
Accumulated other comprehensive income                        333            131
                                                          -------        -------
Total equity                                               12,364         11,809
                                                          -------        -------
Total liabilities and equity                              $12,517        $11,878
                                                          =======        =======



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
YEARS ENDED DECEMBER 31, 1998 AND 1997 AND PERIODS FROM MARCH 30, 1996 TO DECEMBER 31, 1996 (SUCCESSOR PERIOD) AND JANUARY 1, 1996 TO MARCH 29, 1996 (PREDECESSOR PERIOD)
--------------------------------------------------------------------------------

                                                                1998            1997            1996             1996
                                                             SUCCESSOR        SUCCESSOR      SUCCESSOR       PREDECESSOR
                                                               PERIOD          PERIOD          PERIOD           PERIOD
                                                                                   (IN THOUSANDS)

REVENUES
Net investment income                                          $   688          $   624          $   433        $    95
Net realized investment losses                                                                        (1)
                                                               -------          -------          -------        -------
Total revenues                                                     688              624              432             95
                                                               -------          -------          -------        -------

EXPENSES
Amortization of goodwill                                            97               90               81
Other operating expenses                                            63                4                              (3)
                                                               -------          -------          -------        -------
Total expenses                                                     160               94               81             (3)
                                                               -------          -------          -------        -------

INCOME BEFORE INCOME TAXES                                         528              530              351             98
Income taxes                                                       175              189              129
                                                               -------          -------          -------        -------
NET INCOME                                                         353              341              222             98
                                                               -------          -------          -------        -------

OTHER COMPREHENSIVE INCOME, NET OF INCOME TAX
Unrealized gains on securities arising during period               202               86               39
Reclassification adjustment for losses included
 in net income                                                                                         6
                                                               -------          -------          -------        -------
Total other comprehensive income                                   202               86               45
                                                               -------          -------          -------        -------

COMPREHENSIVE INCOME                                               555              427              267             98

Acquisition adjustment to record purchase price                                    (107)           1,076
Capital contribution                                                                 49            4,000
                                                               -------          -------          -------        -------

NET INCREASE IN EQUITY                                             555              369            5,343             98
EQUITY, BEGINNING OF PERIOD                                     11,809           11,440            6,097          5,999
                                                               -------          -------          -------        -------

EQUITY, END OF PERIOD                                          $12,364          $11,809          $11,440        $ 6,097
                                                               =======          =======          =======        =======



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1998 AND 1997 AND PERIODS FROM MARCH 30, 1996 TO DECEMBER 31, 1996 (SUCCESSOR PERIOD) AND JANUARY 1, 1996 TO MARCH 29, 1996 (PREDECESSOR PERIOD)
--------------------------------------------------------------------------------

                                                                1998            1997             1996           1996
                                                             SUCCESSOR        SUCCESSOR       SUCCESSOR     PREDECESSOR
                                                               PERIOD          PERIOD           PERIOD         PERIOD
                                                                                   (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES
Net income                                                     $   353          $   341          $   222        $    98

ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH PROVIDED BY OPERATIONS
Goodwill amortization                                               97               90               81
Deferred income taxes                                              (24)              (2)              (2)
Increase in accrued investment income                              (17)             (34)            (104)            (9)
Decrease in receivable from affiliate                                                                               899
Other, net                                                         (29)             (60)             (18)
                                                               -------          -------          -------        -------
Net cash provided by operating activities                          380              335              179            988
                                                               -------          -------          -------        -------

CASH FLOW FROM INVESTING ACTIVITIES
Purchases of available-for-sale debt securities                 (2,246)          (1,527)          (5,167)
Change in short-term investments, net                            1,917            1,036           (1,002)
                                                               -------          -------          -------        -------
Net cash used for investing activities                            (329)            (491)          (6,169)
                                                               -------          -------          -------        -------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contribution from parent                                                     49            4,000
                                                               -------          -------          -------        -------
Net cash provided by financing activities                                            49            4,000
                                                               -------          -------          -------        -------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                51             (107)          (1,990)           988
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                      48              155            2,145          1,157
CASH AND CASH EQUIVALENTS, END OF PERIOD                       $    99          $    48          $   155        $ 2,145
                                                               =======          =======          =======        =======

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                              $   213          $   182          $   113        $
                                                               -------          -------          -------        -------


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Life and Annuity Company is a life insurance company domiciled in the State of Connecticut and is licensed in 35 states. On March 29, 1996, PM Holdings, Inc. acquired Savers Life Insurance Company of America from Central United Life Insurance Company, renamed the acquired company Phoenix Life and Annuity Company and redomiciled the company from Missouri to Connecticut. PM Holdings accounted for the acquisition of Phoenix Life and Annuity under the purchase method of accounting. The assets and liabilities of Phoenix Life and Annuity were recorded at their fair value as of the date of acquisition and intangible assets associated with the acquisition were recorded in the accounts of the acquired company. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    The financial statements for the period subsequent to the March 29, 1996 acquisition are sometimes referred to as the "successor period." The financial statements for the period prior to the acquisition are sometimes referred to as the "predecessor period."

    VALUATION OF INVESTMENTS

    Investments in debt securities include U.S. government and agency bonds. Phoenix Life and Annuity classifies its debt security investments as available-for-sale. These investments are presented at fair value with unrealized gains or losses included as a separate component of equity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

    Short-term investments are carried at amortized cost, which approximates market value. Phoenix considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand and money market instruments.

    GOODWILL

    Goodwill represents the excess of the cost of the business acquired on March 29, 1996 over the fair value of its tangible net assets. During 1997, Phoenix Life and Annuity recorded a $58 thousand dollar reduction in goodwill, representing a refund and a subsequent adjustment of a portion of the purchase price. Goodwill is amortized on a straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of long-lived assets including goodwill. Assets are considered impaired if carrying value exceeds the expected future undiscounted cash flows. Such analyses are performed at least annually or more frequently if warranted by events or circumstances affecting Phoenix Life and Annuity's business. At this time, management believes that no impairment of goodwill has occurred and that no reduction of the carrying value is warranted.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    INCOME TAXES

    Phoenix Life and Annuity is included in the life/nonlife consolidated federal income tax return filed by Phoenix. In accordance with a tax sharing agreement with Phoenix, the provision for federal income taxes is computed as if Phoenix Life and Annuity were filing a separate federal income tax return, except those benefits arising from income tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in Phoenix's consolidated federal income tax return.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from unrealized gains or losses on investments and goodwill.

    RECENT ACCOUNTING PRONOUNCEMENTS

    Phoenix Life and Annuity adopted Statement of Financial Accounting Standard
    (SFAS) No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

3.  INVESTMENTS

    Information pertaining to Phoenix Life and Annuity's investments, net investment income and unrealized investment gains and losses follows:

    DEBT SECURITIES

    The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                                   GROSS
                                                          AMORTIZED              UNREALIZED              FAIR
                                                             COST                  GAINS                VALUE
                                                                               (IN THOUSANDS)
    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                        $5,127                 $  340                $5,467
    Corporate securities                                     4,143                    171                 4,314
                                                            ------                 ------                ------
    TOTAL DEBT SECURITIES                                   $9,270                 $  511                $9,781
                                                            ======                 ======                ======

    The amortized cost and fair value of investments in debt securities as of December 31, 1997 were as follows:

                                                                                   GROSS
                                                          AMORTIZED              UNREALIZED               FAIR
                                                             COST                  GAINS                 VALUE
                                                                               (IN THOUSANDS)
    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                        $6,008                 $  177                $6,185
    Corporate securities                                       999                     25                 1,024
                                                            ------                 ------                ------
    TOTAL DEBT SECURITIES                                   $7,007                 $  202                $7,209
                                                            ======                 ======                ======

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The amortized cost and fair value of these investments, by contractual maturity, as of December 31, 1998 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life and Annuity may have the right to put or sell the obligations back to the issuers.

                                                                                AMORTIZED                  FAIR
                                                                                   COST                    VALUE
                                                                                          (IN THOUSANDS)
    Due after one year through five years                                         $5,128                  $5,468
    Due after five years through ten years                                         1,057                   1,058
    Due after ten years                                                            3,085                   3,255
                                                                                  ------                  ------
    Total                                                                         $9,270                  $9,781
                                                                                  ======                  ======

    NET INVESTMENT INCOME

    The components of net investment income for the years ended December 31, 1998 and 1997 and from March 30, 1996 to December 31, 1996 (successor period) and January 1, 1996 to March 29, 1996 (predecessor period) were as follows:

                                                                1998           1997            1996            1996
                                                              SUCCESSOR      SUCCESSOR      SUCCESSOR      PREDECESSOR
                                                               PERIOD         PERIOD          PERIOD          PERIOD
                                                                                   (IN THOUSANDS)
    Debt security investments                                    $583          $376            $226
    Short-term investments                                        115           259             214             $ 95
                                                                 ----          ----            ----             ----
                                                                  698           635             440               95
    Less investment expenses                                       10            11               7
                                                                 ----          ----            ----             ----
    Net investment income                                        $688          $624            $433             $ 95
                                                                 ====          ====            ====             ====

    UNREALIZED INVESTMENT GAINS AND LOSSES

    Unrealized gains on investments carried at fair value at December 31, were as follows:

                                                                 1998                  1997                    1996
                                                                                   (IN THOUSANDS)
    Unrealized investment gains                                  $311                   $132                   $ 60
    Deferred income taxes                                         109                     46                     21
                                                                 ----                   ----                   ----
    Net unrealized investment gains                              $202                   $ 86                   $ 39
                                                                 ====                   ====                   ====

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  GOODWILL

    Phoenix Life and Annuity, formerly Savers Life Insurance Company of America, was acquired by way of a stock purchase agreement on March 29, 1996 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and goodwill of approximately $1.0 million was pushed-down to Phoenix Life and Annuity from PM Holdings.

    Goodwill was as follows:

                                                                                            DECEMBER 31,
                                                                                    1998                    1997
                                                                                           (IN THOUSANDS)
    Goodwill                                                                        $969                    $969
    Accumulated amortization                                                        (268)                   (171)
                                                                                    ----                    ----
    Total                                                                           $701                    $798
                                                                                    ====                    ====

5.  INCOME TAXES

    A summary of income taxes in the Statement of Income, Comprehensive Income and Equity for the years ended December 31, 1998 and 1997 and the period from March 30, 1996 to December 31, 1996 (successor period) is presented below. No income taxes were recorded for the period from January 1, 1996 to March 29, 1996 (predecessor period).

                                                             1998                   1997                   1996
                                                          SUCCESSOR              SUCCESSOR               SUCCESSOR
                                                            PERIOD                 PERIOD                 PERIOD
                                                                               (IN THOUSANDS)
    Current income taxes                                     $199                   $191                   $131
    Deferred income taxes                                     (24)                    (2)                    (2)
                                                             ----                   ----                   ----
    Total                                                    $175                   $189                   $129
                                                             ====                   ====                   ====

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The income taxes attributable to the successor and predecessor periods are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. In the predecessor period, Savers Life was a consolidated subsidiary of a thrift under the control of the Resolution Trust Corporation. During the predecessor period, an interagency agreement between the Resolution Trust Corporation and the Internal Revenue Service stated that the Internal Revenue Service would not impose income taxes on consolidated subsidiaries of thrifts under Resolution Trust Corporation control. Accordingly, no provision for the predecessor period was recorded. The sources and the tax effect of the differences between the provision and the result of multiplying the income before taxes by the statutory federal income tax rate for the years ended December 31, 1998 and 1997 and periods from March 30, 1996 to December 31, 1996 (successor period) and January 1, 1996 to March 29, 1996 (predecessor period) were as follows:

                                           1998                 1997                 1996                  1996
                                        SUCCESSOR            SUCCESSOR             SUCCESSOR            PREDECESSOR
                                          PERIOD               PERIOD               PERIOD                PERIOD
                                                                      (IN THOUSANDS)
    Income tax expense
     at statutory rate                 $185      35%        $186      35%        $123      35%        $ 34       35%
    Goodwill                            (10)     (2%)          3       1%           7       2%
    Other                                                                          (1)      0%         (34)     (35%)
                                       ----                 ----                 ----                 ----
    Income taxes                       $175      33%        $189      36%        $129      37%        $           0%
                                       ====                 ====                 ====                 ====

    The deferred income tax liability represents the tax effects of temporary differences. The components were as follows:

                                                               1998                 1997
                                                              SUCCESSOR            SUCCESSOR
                                                               PERIOD               PERIOD
                                                                      (IN THOUSANDS)

    Net unrealized investment gains                              $179                  $ 70
    Investments                                                     9                    12
    Goodwill                                                      (37)                  (16)
                                                                 ----                  ----
    Deferred tax liability, net                                  $151                  $ 66
                                                                 ====                  ====

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  COMPREHENSIVE INCOME

    The components of, and related tax effects for, other comprehensive income are as follows:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                         1998             1997             1996
                                                                       SUCCESSOR        SUCCESSOR        SUCCESSOR
                                                                        PERIOD           PERIOD           PERIOD
                                                                                     (IN THOUSANDS)
    UNREALIZED GAINS ON SECURITIES
     AVAILABLE-FOR-SALE ARISING DURING PERIOD:
    Before-tax amount                                                     $311             $132             $ 60
    Tax expense                                                            109               46               21
                                                                          ----             ----             ----
    Net-of-tax amount                                                      202               86               39
                                                                          ----             ----             ----

    RECLASSIFICATION ADJUSTMENT FOR GAINS OR
     LOSSES REALIZED IN NET INCOME:
    Before-tax amount                                                                                          9
    Tax expense                                                                                                3
                                                                          ----             ----             ----
    Net-of-tax amount                                                                                          6
                                                                          ----             ----             ----

    NET UNREALIZED GAINS ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                                      311              132               69
    Tax expense                                                            109               46               24
                                                                          ----             ----             ----
    Net-of-tax amount                                                     $202             $ 86             $ 45
                                                                          ====             ====             ====

    The following table summarizes accumulated other comprehensive income balances:

                                                                                  DECEMBER 31,
                                                                           1998                   1997
                                                                        SUCCESSOR               SUCCESSOR
                                                                          PERIOD                 PERIOD
                                                                                 (IN THOUSANDS)
    ACCUMULATED OTHER COMPREHENSIVE INCOME
    Balance, beginning of year                                             $131                   $ 45
    Change during period                                                    202                     86
                                                                           ----                   ----
    Balance, end of year                                                   $333                   $131

7.  RELATED PARTY TRANSACTIONS

    Phoenix and its affiliates provide services and facilities to Phoenix Life and Annuity and are reimbursed through a cost allocation process. Investment related expenses are allocated to Phoenix Life and Annuity from PM Holdings.

    Phoenix Investment Counsel, Inc., a wholly-owned subsidiary of Phoenix Investment Partners entered into a contract to manage the general account investments of Phoenix Life and Annuity. PM Holdings owns approximately 60% of the outstanding common stock of Phoenix Investment Partners.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

    Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

9.  STATUTORY FINANCIAL INFORMATION

    Phoenix's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1998, Phoenix Life and Annuity had no material practices that were not prescribed by the Insurance Department of the State of Connecticut. Statutory equity differs from equity reported in accordance with generally accepted accounting principles for life insurance companies primarily because investment reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following is a reconciliation of the statutory net income of Phoenix Life and Annuity, as reported to regulatory authorities, to the net income as reported in these financial statements:

                                                                  1998               1997              1996
                                                                                (IN THOUSANDS)
    Statutory net income                                          $426              $428               $369
    Amortization of goodwill                                       (97)              (90)               (81)
    Deferred income taxes                                           24                 3
    Other, net                                                                                           32
                                                                  ----              ----               ----
    Net income, as reported                                       $353              $341               $320
                                                                  ====              ====               ====

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following is a reconciliation of the statutory equity and asset valuation reserve of Phoenix Life and Annuity, as reported to regulatory authorities, to equity as reported in these financial statements at:

                                                                                   DECEMBER 31,
                                                                            1998                 1997
                                                                                  (IN THOUSANDS)
    Statutory equity and asset valuation reserve                          $11,301              $10,875
    Goodwill                                                                  701                  798
    Investment valuation allowances                                           513                  202
    Deferred income tax and other liabilities                                (151)                 (66)
                                                                          -------              -------
    Equity, as reported                                                   $12,364              $11,809
                                                                          =======              =======

    The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution which may be made by Phoenix Life and Annuity during 1998 without prior approval is subject to restrictions relating to statutory surplus.

10. INDEMNIFICATION

    Prior to the acquisition, Savers Life had reinsurance contracts with three unaffiliated reinsurers which it had assumed between 1986 and 1989 and which it assigned to Winterthur Life Re Insurance Company in October 1995. Under the terms of the stock purchase agreement, Central United Life has indemnified Phoenix for any liability in excess of $15,000 resulting from these reinsurance contracts. Phoenix considers any liability to Phoenix Life and Annuity as a result of these contracts to be remote and has indemnified Phoenix Life and Annuity.

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT


As of December 31, 1998, there had been no sales of the product described in this Prospectus and, therefore, no deposits were made to Phoenix Life and Annuity Variable Universal Life Account. Accordingly, no financial statements are available for the VUL Account.

APPENDIX A

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the Insured on the birthday nearest the most recent Policy Anniversary.

BENEFICIARY: The person or persons specified by the Policyowner as entitled to receive the death benefits under a Policy.

DEATH BENEFIT GUARANTEE: An additional benefit rider available with the Policy that guarantees a death benefit equal to the initial face amount or the face amount as later increased or decreased, provided that Minimum Required Premiums are paid. See "Additional Rider Benefits."

DEBT: Outstanding loans against a Policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, BT Insurance Funds Trust, Federated Insurance Series, Templeton Variable Products Series Fund and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of PLAC.

INSURED: The person upon whose life the Policy is issued.

IN WRITING (WRITTEN REQUEST): In a written form satisfactory to PLAC and delivered to VPMO.

ISSUE PREMIUM: The premium payment made in connection with issuing the Policy.

MONTHLY CALCULATION DAY: The first Monthly Calculation Day is the same day as the Policy Date. Subsequent Monthly Calculation Days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the Monthly Calculation Day.

NET ASSET VALUE: The worth of one share of a Series of a Fund at the end of a valuation period. Net Asset Value is computed by adding the value of a Series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The Valuation Date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next Valuation Date.

PLANNED ANNUAL PREMIUM: The premium amount that the Policyowner agrees to pay each Policy Year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the Policy Date.

POLICY DATE: The Policy Date as shown on the Schedule Page of the Policy. It is the date from which we measure Policy Years and Policy Anniversaries.

POLICY VALUE: The sum of a Policy's share in the values of each Subaccount of the VUL Account plus the Policy's share in the values of the Guaranteed Interest Account.

POLICY YEAR: The first Policy Year is the 1-year period from the Policy Date up to, but not including, the first Policy Anniversary. Each succeeding Policy Year is the 1-year period from the Policy Anniversary up to, but not including, the next Policy Anniversary.

SERIES: A separate investment portfolio of the Fund.

SUBACCOUNTS: Accounts within the VUL Account to which nonloaned assets under a Policy are allocated.

TARGET PREMIUM: The level annual premium at which the sales load is reduced on a current basis.

VALUATION DATE: For any Subaccount, each date on which we calculate the net asset value of a Fund.

VALUATION PERIOD: For any Subaccount, the period in days from the end of one Valuation Date through the next.

VUL ACCOUNT (ACCOUNT): PLAC Variable Universal Life Account, a separate account of the company.

APPENDIX B


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. FOR THIS INFORMATION SEE APPENDIX C "ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES." Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. Current yield for the Phoenix-Goodwin Money Market Subaccount will be based on the income earned by the Subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the Mortality and Expense Risk charge on the VUL Account level.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original Unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

      Example:
      Assumptions:
      Value of hypothetical pre-existing account with exactly one
        unit at the beginning of the period:.....................    1.501512
      Value of the same account (excluding capital changes) at the
        end of the 7-day period:.................................     1.50245
      Calculation:
        Ending account value ....................................     1.50245
        Less beginning account value ............................    1.501512
        Net change in account value .............................    0.000938
      Base period return:
        (adjusted change/beginning account value) ...............    0.000625
      Current yield = return x (365/7) = ........................       3.26%
      Effective yield = [(1 + return)(365/7)] - 1 = .............       3.31%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the VUL Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the Mortality and Expense Risk, Issue Expense and Monthly Administrative Charges.

    For those Subaccounts within the VUL Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


    The following performance tables display historical investment results of the Subaccounts of the VUL Account. This information may be useful in helping potential investors in deciding which Subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the Subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the Subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all Subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.

===================================================================================================================================

                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1,3)

===================================================================================================================================
SERIES                                                       INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
===================================================================================================================================
Phoenix Research Enhanced Index Series.....................      7/15/97        27.99%       N/A          N/A           22.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series......................      5/1/90         24.38%      11.47%        N/A            9.41%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series...........................      9/17/96        -7.25%       N/A          N/A          -19.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series........      5/1/95        -23.54%       N/A          N/A           10.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series........................      3/2/98         N/A          N/A          N/A           22.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series............................      5/1/92         15.64%      11.41%        N/A           11.00%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series..............................      1/1/83         26.35%      16.84%       18.67%         17.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series........................     10/10/82         2.09%       3.24%        3.93%          4.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series...........      1/1/83         -6.92%       5.20%        7.78%          8.67%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series................      9/17/84        17.36%      11.33%       12.59%         12.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series.....................      1/29/96        40.62%       N/A          N/A           21.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series......................      3/2/98         N/A          N/A          N/A            7.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series..................      3/2/98         N/A          N/A          N/A           17.31%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series.......................      3/2/98         N/A          N/A          N/A          -13.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series.......................      3/2/98         N/A          N/A          N/A           18.57%
-----------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund...............      8/22/97        18.18%       N/A          N/A            7.07%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II...........      3/28/94         4.58%       N/A          N/A            4.89%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II.........................      3/1/94         -0.25%       N/A          N/A            7.72%
-----------------------------------------------------------------------------------------------------------------------------------

Mutual Shares Investments Fund -- Class 2(2)...............      5/1/98         N/A          N/A          N/A            0.98%

-----------------------------------------------------------------------------------------------------------------------------------

Templeton Asset Allocation Fund -- Class 2(2)..............     11/28/88         3.07%       9.64%       10.40%         10.24%

-----------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Fund -- Class 2(2)............      9/15/96       -23.45%       N/A          N/A          -24.14%

-----------------------------------------------------------------------------------------------------------------------------------

Templeton International Fund -- Class 2(2).................      5/1/92          5.95%       9.77%        N/A           12.28%

-----------------------------------------------------------------------------------------------------------------------------------

Templeton Stock Fund -- Class 2(2).........................      11/4/88        -1.86%       9.18%       10.48%         10.18%

-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty.......................................      2/1/99         N/A          N/A          N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap.............................      5/1/95         13.06%       N/A          N/A           19.55%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty..............................................      2/1/99         N/A          N/A          N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap......................................      5/1/95          5.59%       N/A          N/A           25.06%
===================================================================================================================================

(1) The average annual total return is the annual compound return that results from holding an initial investment of $10,000 for the time period indicated. Returns are net of $150 Issue Expense Charge, $5 Monthly Administrative Fee, Investment Management Fees and Mortality and Expense Risk Charges.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.

(3) Performance data quoted represents the investment return of the appropriate Series adjusted for the PLAC Flex Edge Success charges had the Subaccount started on the inception date of the appropriate Series.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.


    Occasionally, The VUL Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of Subaccounts having similar investment objectives as categorized by ranking services such as:

   Lipper Analytical Services, Inc.        Morningstar, Inc.
   CDA Investment Technologies, Inc.       Weisenberger Financial Services, Inc.

    Additionally, the Funds may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

    Changing Times                                  Forbes
    Fortune                                         Money
    Barrons                                         Business Week
    Investor's Business Daily                       The Stanger Register

    Stanger's Investment Advisor                    The Wall Street Journal

    The New York Times                              Consumer Reports
    Registered Representative                       Financial Planning
    Financial Services Weekly                       Financial World
    U.S. News and World Report                      Standard & Poor's
    The Outlook                                     Personal Investor

    The Funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a Series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

    S&P 500                                         Dow Jones Industrial Average
    Europe Australia Far East Index (EAFE)          Consumers Price Index
    Shearson Lehman Corporate Index                 Shearson Lehman T-Bond Index

    The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1940-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 70-80% of the market value of all issues traded on the NYSE.

     The Funds' Annual Reports, available upon request and without charge, contain a discussion of the performance of the Funds and a comparison of that performance to a securities market index.

                                            ANNUAL TOTAL RETURN(1,3)

============================================================================================================================
                 Series                                  1983    1984   1985    1986    1987   1988    1989    1990    1991
============================================================================================================================
Phoenix Research Enhanced Index Series                   N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                    N/A      N/A    N/A     N/A     N/A    N/A     N/A    -8.63% 18.79%
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                         N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                      N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                          N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                           31.84%   9.79%  33.85%  19.51%  6.08%   3.09%  34.53%   3.32% 41.60%
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                      7.51%   9.34%   7.17%   5.66%  5.67%   6.60%   8.03%   7.51%  5.14%
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series         5.16%  10.45%  19.65%  18.34%  0.28%   9.61%   6.92%   4.54% 18.66%
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series              N/A    -1.31%  26.33%  14.77% 11.66%   1.53%  18.53%   5.15% 28.27%
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                   N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                    N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                     N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                     N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund             N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------

Mutual Shares Investments Fund -- Class 2(2)             N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A

----------------------------------------------------------------------------------------------------------------------------

Templeton Asset Allocation Fund -- Class 2(2)            N/A      N/A    N/A     N/A     N/A    0.21%  12.13%  -8.95% 26.42%

----------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Fund -- Class 2(2)          N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A

----------------------------------------------------------------------------------------------------------------------------

Templeton International Fund -- Class 2(2)               N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A

----------------------------------------------------------------------------------------------------------------------------

Templeton Stock Fund -- Class 2(2)                       N/A      N/A    N/A     N/A     N/A   -0.99%  13.48% -11.99% 26.22%

----------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                     N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                            N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                                      N/A      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A
============================================================================================================================

                                            ANNUAL TOTAL RETURN(1,3)

================================================================================================================
                 Series                                    1992    1993    1994    1995   1996    1997    1998
================================================================================================================
Phoenix Research Enhanced Index Series                      N/A     N/A     N/A     N/A    N/A     5.46%  30.64%
----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                     -13.52%  37.33%  -0.73%  8.72%  17.71%  11.16%  26.92%
----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                            N/A     N/A     N/A     N/A   -0.06% -32.94%  -5.21%
----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series         N/A     N/A     N/A   17.19%  32.10%  21.09% -21.83%
----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                         N/A     N/A     N/A     N/A    N/A     N/A    25.45%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                             9.06%   7.75%  -3.61% 22.37%   9.68%  17.00%  18.07%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                               9.41%  18.75%   0.66% 29.85%  11.69%  20.12%  28.98%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                         2.75%   2.06%   3.01%  4.86%   4.19%   4.35%   4.26%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series            9.23%  14.99%  -6.21% 22.56%  11.52%  10.21%  -4.91%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series                 9.79%  10.12%  -2.19% 17.27%   8.18%  19.78%  19.84%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                      N/A     N/A     N/A     N/A    9.55%  16.25%  43.55%
----------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                       N/A     N/A     N/A     N/A    N/A     N/A    10.07%
----------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                   N/A     N/A     N/A     N/A    N/A     N/A    19.67%
----------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                        N/A     N/A     N/A     N/A    N/A     N/A   -11.95%
----------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                        N/A     N/A     N/A     N/A    N/A     N/A    20.97%
----------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund                N/A     N/A     N/A     N/A    N/A    -6.87%  20.64%
----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II            N/A     N/A     1.99%  7.90%   3.37%   7.71%   6.80%
----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                          N/A     N/A    -4.26% 19.42%  13.40%  12.92%   1.88%
----------------------------------------------------------------------------------------------------------------

Mutual Shares Investments Fund -- Class 2(2)                N/A     N/A     N/A    N/A     N/A     N/A     2.62%

----------------------------------------------------------------------------------------------------------------

Templeton Asset Allocation Fund -- Class 2(2)               6.97%  24.86%  -4.00% 21.29%  17.64%  14.37%   5.27%

----------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Fund -- Class 2(2)             N/A     N/A     N/A     N/A    1.05% -29.95% -21.69%

----------------------------------------------------------------------------------------------------------------

Templeton International Fund -- Class 2(2)                 -6.80%  45.85%  -3.27% 14.56%  22.77%  12.76%   8.17%

----------------------------------------------------------------------------------------------------------------

Templeton Stock Fund -- Class 2(2)                          6.02%  32.68%  -3.25% 23.97%  21.17%  10.75%   0.24%

----------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                        N/A     N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                              N/A     N/A     N/A   33.96%  31.15%  -2.24%  15.41%
----------------------------------------------------------------------------------------------------------------
Wanger Twenty                                               N/A     N/A     N/A     N/A    N/A     N/A      N/A
----------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                                         N/A     N/A     N/A   16.01%  45.64%  28.41%   7.83%
================================================================================================================

(1) Rates are net of Mortality and Expense Risk Charges and Investment Management fees for the Subaccounts.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.

(3) Performance data quoted represents the investment return of the appropriate Series adjusted for the PLAC Flex Edge Success charges had the Subaccount started on the inception date of the appropriate Series.


   THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

APPENDIX C

ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES") AND CASH SURRENDER VALUES
-------------------------------------------------------------------------------------------

    The tables on the following pages illustrate how a Policy's death benefits, account values and Cash Surrender Value could vary over time assuming constant hypothetical gross (after tax) annual investment returns of 0%, 6% and 12%. The Policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy Years. The Policy benefits also will differ, depending on your premium allocations to each Subaccount of the VUL Account, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Subaccounts. The tables are for standard risk males and females who are nonsmokers. In states where cost of insurance rates are not based on the Insured's sex, the tables designated "male" apply to all standard risk insureds who are nonsmokers. Account Values and Cash Surrender Values may be lower for risk classes involving higher mortality risk. Planned premium payments are assumed to be paid at the beginning of each Policy Year.


    The death benefit, account value and Cash Surrender Value amounts reflect the following current charges:


    1. Monthly Administrative Charge of $5 per month ($10 per month guaranteed maximum in all states except New York and New Jersey. In New York and New Jersey guaranteed maximum is $7.50 per month.).

    2.  An average Premium Tax Charge of 2.25%.

    3.  A Federal Tax Charge of 1.5%.

    4. Cost of Insurance Charge. The tables illustrate cost of insurance at both the current rates and at the maximum rates guaranteed in the Policies. See "Charges and Deductions--Cost of Insurance."

    5. Mortality and Expense Risk Charge, which is a monthly charge equivalent to .40% on an annual basis (or .25% on an annual basis after the 10th Policy Year) of your policy value. See "Charges and Deductions--Mortality and Expense Risk Charge."

    These illustrations also assume an average investment advisory fee of .70% on an annual basis, of the average daily net asset value of each of the Series of the Funds. These illustrations also assume other ongoing average Fund expenses of .30%. All other Fund expenses, except capital items such as brokerage commissions, are paid by the Advisor or PLAC. Management may decide to limit the amount of expense reimbursement in the future. If expense reimbursement had not been in place for the fiscal year ended December 31, 1998, average total operating expenses for the Series would have been approximately 1.43% of the average net assets. See "Charges and Deductions--Investment Management Charge."

    Taking into account the Mortality and Expense Risk Charge and the investment advisory fees and expenses, the gross annual investment return rates of 0%, 6% and 12% on the Funds' assets are equivalent to net annual investment return rates of approximately -1.00%, 5.00% and 11.00%, respectively. For individual illustrations, interest rates ranging between 0% and 12% may be selected in place of the 0%, 6% and 12% rates.


    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the VUL Account in the future. If such tax charges are imposed in the future, then in order to produce after tax returns equal to those illustrated for 0%, 6% and 12%, a sufficiently higher amount in excess of the hypothetical interest rates would have to be earned. See "Charges and Deductions--Other Charges--Taxes."

    The second column of each table shows the amount that would accumulate if an amount equal to the premiums paid were invested to earn interest, after taxes, at 5% compounded annually. These tables show that if a Policy is returned in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value may be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a Policy for a relatively short time may be high.

    On request, we will furnish the Policyowner with a comparable illustration based on the age and sex of the proposed insured person(s), standard risk assumptions and the initial face amount and planned premium chosen.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 1 OF 2


MALE 35 ADVANTAGE SELECT                                                                                      FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                    ASSUMING CURRENT CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        739        739    100,000        788        788    100,000        837        837    100,000
        2      1,000      2,153      1,464      1,464    100,000      1,608      1,608    100,000      1,758      1,758    100,000
        3      1,000      3,310      2,175      2,175    100,000      2,461      2,461    100,000      2,772      2,772    100,000
        4      1,000      4,526      2,871      2,871    100,000      3,348      3,348    100,000      3,887      3,887    100,000
        5      1,000      5,802      3,550      3,550    100,000      4,269      4,269    100,000      5,113      5,113    100,000

        6      1,000      7,142      4,213      4,213    100,000      5,226      5,226    100,000      6,461      6,461    100,000
        7      1,000      8,549      4,858      4,858    100,000      6,216      6,216    100,000      7,943      7,943    100,000
        8      1,000     10,027      5,551      5,551    100,000      7,314      7,314    100,000      9,647      9,647    100,000
        9      1,000     11,578      6,222      6,222    100,000      8,449      8,449    100,000     11,518     11,518    100,000
       10      1,000     13,207      6,869      6,869    100,000      9,622      9,622    100,000     13,572     13,572    100,000

       11      1,000     14,917      7,544      7,544    100,000     10,894     10,894    100,000     15,902     15,902    100,000
       12      1,000     16,713      8,196      8,196    100,000     12,213     12,213    100,000     18,471     18,471    100,000
       13      1,000     18,599      8,823      8,823    100,000     13,580     13,580    100,000     21,303     21,303    100,000
       14      1,000     20,579      9,426      9,426    100,000     14,996     14,996    100,000     24,429     24,429    100,000
       15      1,000     22,657     10,002     10,002    100,000     16,463     16,463    100,000     27,879     27,879    100,000

       16      1,000     24,840     10,551     10,551    100,000     17,983     17,983    100,000     31,689     31,689    100,000
       17      1,000     27,132     11,072     11,072    100,000     19,557     19,557    100,000     35,901     35,901    100,000
       18      1,000     29,539     11,562     11,562    100,000     21,187     21,187    100,000     40,558     40,558    100,000
       19      1,000     32,066     12,021     12,021    100,000     22,875     22,875    100,000     45,710     45,710    103,761
       20      1,000     34,719     12,447     12,447    100,000     24,623     24,623    100,000     51,386     51,386    113,564

      @65      1,000     69,761     13,933     13,933    100,000     48,311     48,311    100,000    166,339    166,339    276,123

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 29.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 2 OF 2


MALE 35 ADVANTAGE SELECT                                                                                      FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                  ASSUMING GUARANTEED CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        533        533    100,000        574        574    100,000        616        616    100,000
        2      1,000      2,153      1,045      1,045    100,000      1,162      1,162    100,000      1,284      1,284    100,000
        3      1,000      3,310      1,536      1,536    100,000      1,761      1,761    100,000      2,007      2,007    100,000
        4      1,000      4,526      2,003      2,003    100,000      2,371      2,371    100,000      2,788      2,788    100,000
        5      1,000      5,802      2,444      2,444    100,000      2,989      2,989    100,000      3,632      3,632    100,000

        6      1,000      7,142      2,858      2,858    100,000      3,613      3,613    100,000      4,544      4,544    100,000
        7      1,000      8,549      3,240      3,240    100,000      4,241      4,241    100,000      5,527      5,527    100,000
        8      1,000     10,027      3,652      3,652    100,000      4,936      4,936    100,000      6,656      6,656    100,000
        9      1,000     11,578      4,029      4,029    100,000      5,635      5,635    100,000      7,877      7,877    100,000
       10      1,000     13,207      4,372      4,372    100,000      6,336      6,336    100,000      9,201      9,201    100,000

       11      1,000     14,917      4,690      4,690    100,000      7,057      7,057    100,000     10,661     10,661    100,000
       12      1,000     16,713      4,970      4,970    100,000      7,780      7,780    100,000     12,252     12,252    100,000
       13      1,000     18,599      5,210      5,210    100,000      8,503      8,503    100,000     13,984     13,984    100,000
       14      1,000     20,579      5,410      5,410    100,000      9,225      9,225    100,000     15,875     15,875    100,000
       15      1,000     22,657      5,563      5,563    100,000      9,943      9,943    100,000     17,940     17,940    100,000

       16      1,000     24,840      5,670      5,670    100,000     10,653     10,653    100,000     20,197     20,197    100,000
       17      1,000     27,132      5,720      5,720    100,000     11,348     11,348    100,000     22,664     22,664    100,000
       18      1,000     29,539      5,708      5,708    100,000     12,022     12,022    100,000     25,363     25,363    100,000
       19      1,000     32,066      5,626      5,626    100,000     12,665     12,665    100,000     28,317     28,317    100,000
       20      1,000     34,719      5,464      5,464    100,000     13,270     13,270    100,000     31,554     31,554    100,000

     @ 65      1,000     69,761         --         --         --     14,385     14,385    100,000     96,379     96,379    159,990

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 29.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 1 OF 2


FEMALE 35 ADVANTAGE SELECT                                                                                    FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                    ASSUMING CURRENT CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        767        767    100,000        816        816    100,000        866        866    100,000
        2      1,000      2,153      1,517      1,517    100,000      1,665      1,665    100,000      1,818      1,818    100,000
        3      1,000      3,310      2,251      2,251    100,000      2,545      2,545    100,000      2,863      2,863    100,000
        4      1,000      4,526      2,968      2,968    100,000      3,459      3,459    100,000      4,012      4,012    100,000
        5      1,000      5,802      3,666      3,666    100,000      4,406      4,406    100,000      5,272      5,272    100,000

        6      1,000      7,142      4,346      4,346    100,000      5,386      5,386    100,000      6,656      6,656    100,000
        7      1,000      8,549      5,005      5,005    100,000      6,401      6,401    100,000      8,175      8,175    100,000
        8      1,000     10,027      5,713      5,713    100,000      7,524      7,524    100,000      9,920      9,920    100,000
        9      1,000     11,578      6,400      6,400    100,000      8,687      8,687    100,000     11,839     11,839    100,000
       10      1,000     13,207      7,066      7,066    100,000      9,894      9,894    100,000     13,949     13,949    100,000

       11      1,000     14,917      7,761      7,761    100,000     11,201     11,201    100,000     16,342     16,342    100,000
       12      1,000     16,713      8,439      8,439    100,000     12,563     12,563    100,000     18,986     18,986    100,000
       13      1,000     18,599      9,100      9,100    100,000     13,983     13,983    100,000     21,908     21,908    100,000
       14      1,000     20,579      9,743      9,743    100,000     15,461     15,461    100,000     25,139     25,139    100,000
       15      1,000     22,657     10,369     10,369    100,000     17,003     17,003    100,000     28,713     28,713    100,000

       16      1,000     24,840     10,977     10,977    100,000     18,609     18,609    100,000     32,667     32,667    100,000
       17      1,000     27,132     11,566     11,566    100,000     20,282     20,282    100,000     37,042     37,042    100,000
       18      1,000     29,539     12,135     12,135    100,000     22,025     22,025    100,000     41,886     41,886    100,000
       19      1,000     32,066     12,682     12,682    100,000     23,841     23,841    100,000     47,245     47,245    107,247
       20      1,000     34,719     13,206     13,206    100,000     25,731     25,731    100,000     53,157     53,157    117,479

     @ 65      1,000     69,761     17,096     17,096    100,000     52,587     52,587    100,000    175,593    175,593    291,484

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 2 OF 2


FEMALE 35 ADVANTAGE SELECT                                                                                    FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                  ASSUMING GUARANTEED CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        578        578    100,000        621        621    100,000        664        664    100,000
        2      1,000      2,153      1,137      1,137    100,000      1,259      1,259    100,000      1,387      1,387    100,000
        3      1,000      3,310      1,677      1,677    100,000      1,915      1,915    100,000      2,174      2,174    100,000
        4      1,000      4,526      2,194      2,194    100,000      2,586      2,586    100,000      3,029      3,029    100,000
        5      1,000      5,802      2,688      2,688    100,000      3,270      3,270    100,000      3,957      3,957    100,000

        6      1,000      7,142      3,156      3,156    100,000      3,967      3,967    100,000      4,964      4,964    100,000
        7      1,000      8,549      3,598      3,598    100,000      4,676      4,676    100,000      6,057      6,057    100,000
        8      1,000     10,027      4,071      4,071    100,000      5,459      5,459    100,000      7,311      7,311    100,000
        9      1,000     11,578      4,517      4,517    100,000      6,258      6,258    100,000      8,680      8,680    100,000
       10      1,000     13,207      4,937      4,937    100,000      7,073      7,073    100,000     10,173     10,173    100,000

       11      1,000     14,917      5,343      5,343    100,000      7,926      7,926    100,000     11,836     11,836    100,000
       12      1,000     16,713      5,723      5,723    100,000      8,800      8,800    100,000     13,662     13,662    100,000
       13      1,000     18,599      6,077      6,077    100,000      9,695      9,695    100,000     15,669     15,669    100,000
       14      1,000     20,579      6,401      6,401    100,000     10,611     10,611    100,000     17,875     17,875    100,000
       15      1,000     22,657      6,695      6,695    100,000     11,547     11,547    100,000     20,303     20,303    100,000

       16      1,000     24,840      6,957      6,957    100,000     12,502     12,502    100,000     22,976     22,976    100,000
       17      1,000     27,132      7,184      7,184    100,000     13,476     13,476    100,000     25,923     25,923    100,000
       18      1,000     29,539      7,373      7,373    100,000     14,468     14,468    100,000     29,173     29,173    100,000
       19      1,000     32,066      7,520      7,520    100,000     15,473     15,473    100,000     32,760     32,760    100,000
       20      1,000     34,719      7,624      7,624    100,000     16,493     16,493    100,000     36,724     36,724    100,000

     @ 65      1,000     69,761      5,283      5,283    100,000     28,664     28,664    100,000    118,365    118,365    196,486

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 1 OF 2


MALE 35 ADVANTAGE SELECT                                                                                      FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                   PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2


                                                    ASSUMING CURRENT CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        738        738    100,739        787        787    100,788        836        836    100,836
        2      1,000      2,153      1,462      1,462    101,463      1,606      1,606    101,606      1,755      1,755    101,756
        3      1,000      3,310      2,171      2,171    102,172      2,457      2,457    102,457      2,766      2,766    102,767
        4      1,000      4,526      2,864      2,864    102,864      3,340      3,340    103,341      3,877      3,877    103,878
        5      1,000      5,802      3,540      3,540    103,540      4,257      4,257    104,257      5,097      5,097    105,098

        6      1,000      7,142      4,198      4,198    104,199      5,207      5,207    105,207      6,437      6,437    106,437
        7      1,000      8,549      4,837      4,837    104,838      6,189      6,189    106,189      7,906      7,906    107,906
        8      1,000     10,027      5,524      5,524    105,524      7,276      7,276    107,276      9,593      9,593    109,594
        9      1,000     11,578      6,186      6,186    106,186      8,397      8,397    108,397     11,442     11,442    111,443
       10      1,000     13,207      6,821      6,821    106,822      9,551      9,551    109,552     13,466     13,466    113,467

       11      1,000     14,917      7,486      7,486    107,487     10,805     10,805    110,805     15,762     15,762    115,763
       12      1,000     16,713      8,126      8,126    108,126     12,100     12,100    112,101     18,287     18,287    118,287
       13      1,000     18,599      8,738      8,738    108,739     13,437     13,437    113,438     21,061     21,061    121,062
       14      1,000     20,579      9,323      9,323    109,323     14,817     14,817    114,817     24,112     24,112    124,112
       15      1,000     22,657      9,878      9,878    109,878     16,238     16,238    116,239     27,466     27,466    127,466

       16      1,000     24,840     10,402     10,402    110,403     17,703     17,703    117,704     31,154     31,154    131,155
       17      1,000     27,132     10,895     10,895    110,895     19,211     19,211    119,212     35,211     35,211    135,212
       18      1,000     29,539     11,353     11,353    111,353     20,761     20,761    120,761     39,673     39,673    139,673
       19      1,000     32,066     11,774     11,774    111,775     22,353     22,353    122,353     44,580     44,580    144,581
       20      1,000     34,719     12,157     12,157    112,157     23,985     23,985    123,986     49,978     49,978    149,979

     @ 65      1,000     69,761     12,653     12,653    112,653     43,733     43,733    143,734    159,872    159,872    265,388

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 2 OF 2


MALE 35 ADVANTAGE SELECT                                                                                      FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2


                                                  ASSUMING GUARANTEED CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        531        531    100,532        573        573    100,573        614        614    100,615
        2      1,000      2,153      1,041      1,041    101,042      1,157      1,157    101,158      1,279      1,279    101,279
        3      1,000      3,310      1,528      1,528    101,529      1,752      1,752    101,752      1,996      1,996    101,996
        4      1,000      4,526      1,990      1,990    101,990      2,355      2,355    102,355      2,769      2,769    102,769
        5      1,000      5,802      2,423      2,423    102,424      2,963      2,963    102,963      3,600      3,600    103,601

        6      1,000      7,142      2,828      2,828    102,829      3,575      3,575    103,575      4,494      4,494    104,495
        7      1,000      8,549      3,200      3,200    103,200      4,186      4,186    104,187      5,453      5,453    105,454
        8      1,000     10,027      3,598      3,598    103,599      4,860      4,860    104,861      6,550      6,550    106,550
        9      1,000     11,578      3,960      3,960    103,960      5,533      5,533    105,533      7,729      7,729    107,729
       10      1,000     13,207      4,284      4,284    104,285      6,202      6,202    106,203      8,997      8,997    108,997

       11      1,000     14,917      4,581      4,581    104,581      6,883      6,883    106,883     10,386     10,386    110,386
       12      1,000     16,713      4,836      4,836    104,837      7,558      7,558    107,559     11,885     11,885    111,885
       13      1,000     18,599      5,049      5,049    105,050      8,224      8,224    108,225     13,502     13,502    113,503
       14      1,000     20,579      5,218      5,218    105,218      8,879      8,879    108,879     15,249     15,249    115,249
       15      1,000     22,657      5,338      5,338    105,338      9,516      9,516    109,517     17,133     17,133    117,134

       16      1,000     24,840      5,406      5,406    105,407     10,132     10,132    110,133     19,166     19,166    119,167
       17      1,000     27,132      5.415      5.415    105,416     10,717     10,717    110,718     21,355     21,355    121,356
       18      1,000     29,539      5,359      5,359    105,359     11,262     11,262    111,263     23,709     23,709    123,710
       19      1,000     32,066      5,228      5,228    105,229     11,756     11,756    111,757     26,236     26,236    126,237
       20      1,000     34,719      5,015      5,015    105,015     12,186     12,186    112,187     28,944     28,944    128,945

     @ 65      1,000     69,761         --         --         --      9,000      9,000    109,000     74,813     74,813    174,814

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 1 OF 2


FEMALE 35 ADVANTAGE SELECT                                                                                    FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2


                                                    ASSUMING CURRENT CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        766       766     100,767        816        816    100,816        865        865    100,866
        2      1,000      2,153      1,516     1,516     101,517      1,663      1,663    101,664      1,816      1,816    101,817
        3      1,000      3,310      2,248     2,248     102,249      2,542      2,542    102,542      2,859      2,859    102,860
        4      1,000      4,526      2,963     2,963     102,963      3,453      3,453    103,453      4,004      4,004    104,005
        5      1,000      5,802      3,658     3,658     103,659      4,396      4,396    104,396      5,260      5,260    105,260

        6      1,000      7,142      4,334     4,334     104,334      5,371      5,371    105,371      6,636      6,636    106,637
        7      1,000      8,549      4,988     4,988     104,988      6,378      6,378    106,379      8,145      8,145    108,145
        8      1,000     10,027      5,689     5,689     105,690      7,492      7,492    107,492      9,876      9,876    109,876
        9      1,000     11,578      6,369     6,369     106,369      8,643      8,643    108,643     11,775     11,775    111,775
       10      1,000     13,207      7,026     7,026     107,027      9,833      9,833    109,834     13,859     13,859    113,860

       11      1,000     14,917      7,712     7,712     107,713     11,125     11,125    111,126     16,223     16,223    116,224
       12      1,000     16,713      8,380     8,380     108,380     12,467     12,467    112,468     18,830     18,830    118,830
       13      1,000     18,599      9,029     9,029     109,029     13,862     13,862    113,863     21,704     21,704    121,705
       14      1,000     20,579      9,658     9,658     109,659     15,312     15,312    115,313     24,876     24,876    124,876
       15      1,000     22,657     10,269    10,269     110,269     16,819     16,819    116,820     28,375     28,375    128,376

       16      1,000     24,840     10,858    10,858     110,859     18,384     18,384    118,384     32,236     32,236    132,236
       17      1,000     27,132     11,426    11,426     111,427     20,008     20,008    120,008     36,495     36,495    136,496
       18      1,000     29,539     11,972    11,972     111,972     21,693     21,693    121,694     41,195     41,195    141,195
       19      1,000     32,066     12,493    12,493     112,493     23,439     23,439    123,440     46,380     46,380    146,380
       20      1,000     34,719     12,987    12,987     112,988     25,248     25,248    125,249     52,099     52,099    152,100

     @ 65      1,000     69,761     16,202    16,202     116,203     49,514     49,514   149,514`    171,193    171,193    284,180

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 2 OF 2


FEMALE 35 ADVANTAGE SELECT                                                                                    FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2


                                                  ASSUMING GUARANTEED CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        577        577    100,577        620        620    100,620        663        663    100,663
        2      1,000      2,153      1,134      1,134    101,134      1,256      1,256    101,256      1,383      1,383    101,383
        3      1,000      3,310      1,670      1,670    101,670      1,907      1,907    101,907      2,165      2,165    102,165
        4      1,000      4,526      2,183      2,183    102,183      2,572      2,572    102,572      3,012      3,012    103,013
        5      1,000      5,802      2,670      2,670    102,671      3,248      3,248    103,249      3,930      3,930    103,930

        6      1,000      7,142      3,131      3,131    103,131      3,934      3,934    103,935      4,921      4,921    104,922
        7      1,000      8,549      3,562      3,562    103,563      4,629      4,629    104,629      5,994      5,994    105,994
        8      1,000     10,027      4,024      4,024    104,024      5,393      5,393    105,394      7,220      7,220    107,220
        9      1,000     11,578      4,457      4,457    104,457      6,169      6,169    106,170      8,551      8,551    108,551
       10      1,000     13,207      4,860      4,860    104,861      6,957      6,957    106,957      9,997      9,997    109,997

       11      1,000     14,917      5,248      5,248    105,248      7,775      7,775    107,775     11,598     11,598    111,598
       12      1,000     16,713      5,606      5,606    105,607      8,607      8,607    108,607     13,345     13,345    113,346
       13      1,000     18,599      5,936      5,936    105,936      9,453      9,453    109,453     15,253     15,253    115,254
       14      1,000     20,579      6,233      6,233    106,234     10,310     10,310    110,311     17,337     17,337    117,337
       15      1,000     22,657      6,497      6,497    106,498     11,178     11,178    111,178     19,612     19,612    119,612

       16      1,000     24,840      6,725      6,725    106,726     12,052     12,052    112,053     22,096     22,096    122,096
       17      1,000     27,132      6,915      6,915    106,916     12,932     12,932    112,932     24,809     24,809    124,810
       18      1,000     29,539      7,065      7,065    107,065     13,814     13,814    113,814     27,773     27,773    127,773
       19      1,000     32,066      7,167      7,167    107,168     14,691     14,691    114,691     31,006     31,006    131,007
       20      1,000     34,719      7,223      7,223    107,223     15,563     15,563    115,563     34,538     34,538    134,538

     @ 65      1,000     69,761      4,168      4,168    104,169     23,882     23,882    123,882    104,286    104,286    204,286

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 1 OF 2


MALE 35 ADVANTAGE SELECT                                                                                      FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3


                                                    ASSUMING CURRENT CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        738        738    101,000        787        787    101,000        836        836    101,000
        2      1,000      2,153      1,462      1,462    102,000      1,605      1,605    102,000      1,755      1,755    102,000
        3      1,000      3,310      2,170      2,170    103,000      2,456      2,456    103,000      2,766      2,766    103,000
        4      1,000      4,526      2,862      2,862    104,000      3,339      3,339    104,000      3,877      3,877    104,000
        5      1,000      5,802      3,537      3,537    105,000      4,255      4,255    105,000      5,097      5,097    105,000

        6      1,000      7,142      4,194      4,194    106,000      5,203      5,203    106,000      6,436      6,436    106,000
        7      1,000      8,549      4,830      4,830    107,000      6,184      6,184    107,000      7,906      7,906    107,000
        8      1,000     10,027      5,514      5,514    108,000      7,270      7,270    108,000      9,595      9,595    108,000
        9      1,000     11,578      6,172      6,172    109,000      8,390      8,390    109,000     11,447     11,447    109,000
       10      1,000     13,207      6,804      6,804    110,000      9,544      9,544    110,000     13,477     13,477    110,000

       11      1,000     14,917      7,464      7,464    111,000     10,796     10,796    111,000     15,781     15,781    111,000
       12      1,000     16,713      8,098      8,098    112,000     12,091     12,091    112,000     18,316     18,316    112,000
       13      1,000     18,599      8,704      8,704    113,000     13,429     13,429    113,000     21,108     21,108    113,000
       14      1,000     20,579      9,280      9,280    114,000     14,809     14,809    114,000     24,182     24,182    114,000
       15      1,000     22,657      9,825      9,825    115,000     16,233     16,233    115,000     27,570     27,570    115,000

       16      1,000     24,840     10,337     10,337    116,000     17,701     17,701    116,000     31,306     31,306    116,000
       17      1,000     27,132     10,814     10,814    117,000     19,214     19,214    117,000     35,426     35,426    117,000
       18      1,000     29,539     11,254     11,254    118,000     20,772     20,772    118,000     39,975     39,975    118,000
       19      1,000     32,066     11,654     11,654    119,000     22,375     22,375    119,000     44,997     44,997    119,000
       20      1,000     34,719     12,011     12,011    120,000     24,022     24,022    120,000     50,548     50,548    120,000

     @ 65      1,000     69,761     11,529     11,529    131,000     44,643     44,643    131,000    163,874    163,874    272,032

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 26.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 2 OF 2


MALE 35 ADVANTAGE SELECT                                                                                      FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3


                                                  ASSUMING GUARANTEED CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        531        531    101,000        572        572    101,000        614        614    101,000
        2      1,000      2,153      1,039      1,039    102,000      1,155      1,155    102,000      1,277      1,277    102,000
        3      1,000      3,310      1,523      1,523    103,000      1,747      1,747    103,000      1,992      1,992    103,000
        4      1,000      4,526      1,981      1,981    104,000      2,346      2,346    104,000      2,761      2,761    104,000
        5      1,000      5,802      2,408      2,408    105,000      2,949      2,949    105,000      3,588      3,588    105,000

        6      1,000      7,142      2,804      2,804    106,000      3,553      3,553    106,000      4,476      4,476    106,000
        7      1,000      8,549      3,165      3,165    107,000      4,155      4,155    107,000      5,428      5,428    107,000
        8      1,000     10,027      3,550      3,550    108,000      4,817      4,817    108,000      6,517      6,517    108,000
        9      1,000     11,578      3,894      3,894    109,000      5,474      5,474    109,000      7,686      7,686    109,000
       10      1,000     13,207      4,197      4,197    110,000      6,126      6,126    110,000      8,945      8,945    110,000

       11      1,000     14,917      4,467      4,467    111,000      6,784      6,784    111,000     10,324     10,324    111,000
       12      1,000     16,713      4,691      4,691    112,000      7,433      7,433    112,000     11,814     11,814    112,000
       13      1,000     18,599      4,865      4,865    113,000      8,067      8,067    113,000     13,425     13,425    113,000
       14      1,000     20,579      4,987      4,987    114,000      8,684      8,684    114,000     15,168     15,168    114,000
       15      1,000     22,657      5,052      5,052    115,000      9,278      9,278    115,000     17,054     17,054    115,000

       16      1,000     24,840      5,055      5,055    116,000      9,842      9,842    116,000     19,097     19,097    116,000
       17      1,000     27,132      4,985      4,985    117,000     10,366     10,366    117,000     21,307     21,307    117,000
       18      1,000     29,539      4,835      4,835    118,000     10,839     10,839    118,000     23,697     23,697    118,000
       19      1,000     32,066      4,593      4,593    119,000     11,246     11,246    119,000     26,282     26,282    119,000
       20      1,000     34,719      4,245      4,245    120,000     11,573     11,573    120,000     29,077     29,077    120,000

     @ 65      1,000     69,761         --         --         --      4,293      4,293    131,000     83,148     83,148    138,027

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 26.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 1 OF 2


FEMALE 35 ADVANTAGE SELECT                                                                                    FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3


                                                    ASSUMING CURRENT CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        766        766    101,000        816        816    101,000        865        865    101,000
        2      1,000      2,153      1,516      1,516    102,000      1,663      1,663    102,000      1,816      1,816    102,000
        3      1,000      3,310      2,248      2,248    103,000      2,541      2,541    103,000      2,859      2,859    103,000
        4      1,000      4,526      2,962      2,962    104,000      3,452      3,452    104,000      4,004      4,004    104,000
        5      1,000      5,802      3,656      3,656    105,000      4,394      4,394    105,000      5,260      5,260    105,000

        6      1,000      7,142      4,330      4,330    106,000      5,369      5,369    106,000      6,637      6,637    106,000
        7      1,000      8,549      4,983      4,983    107,000      6,376      6,376    107,000      8,146      8,146    107,000
        8      1,000     10,027      5,682      5,682    108,000      7,489      7,489    108,000      9,879      9,879    108,000
        9      1,000     11,578      6,358      6,358    109,000      8,639      8,639    109,000     11,781     11,781    109,000
       10      1,000     13,207      7,012      7,012    110,000      9,829      9,829    110,000     13,871     13,871    110,000

       11      1,000     14,917      7,695      7,695    111,000     11,121     11,121    111,000     16,242     16,242    111,000
       12      1,000     16,713      8,358      8,358    112,000     12,463     12,463    112,000     18,859     18,859    112,000
       13      1,000     18,599      9,002      9,002    113,000     13,859     13,859    113,000     21,748     21,748    113,000
       14      1,000     20,579      9,626      9,626    114,000     15,310     15,310    114,000     24,940     24,940    114,000
       15      1,000     22,657     10,229     10,229    115,000     16,820     16,820    115,000     28,466     28,466    115,000

       16      1,000     24,840     10,811     10,811    116,000     18,388     18,388    116,000     32,364     32,364    116,000
       17      1,000     27,132     11,370     11,370    117,000     20,018     20,018    117,000     36,673     36,673    117,000
       18      1,000     29,539     11,904     11,904    118,000     21,710     21,710    118,000     41,438     41,438    118,000
       19      1,000     32,066     12,412     12,412    119,000     23,467     23,467    119,000     46,708     46,708    119,000
       20      1,000     34,719     12,892     12,892    120,000     25,289     25,289    120,000     52,539     52,539    120,000

     @ 65      1,000     69,761     15,626     15,626    131,000     50,269     50,269    131,000    173,758    173,758    288,440

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 33.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                       PHOENIX LIFE AND ANNUITY COMPANY                                                 PAGE 2 OF 2


FEMALE 35 ADVANTAGE SELECT                                                                                    FACE AMOUNT: $100,000
                                                                                                     INITIAL ANNUAL PREMIUM: $1,000

                    PHOENIX'S CORPORATE EDGE--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3


                                                  ASSUMING GUARANTEED CHARGES

                                                 CASH                            CASH                             CASH
             ASSUMED     PREMIUM    ACCOUNT    SURRENDER   DEATH     ACCOUNT   SURRENDER    DEATH    ACCOUNT    SURRENDER   DEATH
             PREMIUM      ACCUM.     VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS      @5.0%       @0%         @0%       @0%        @6%       @6%         @6%       @0%        @12%       @12%
  -------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        576        576    101,000        619        619    101,000        662        662    101,000
        2      1,000      2,153      1,132      1,132    102,000      1,254      1,254    102,000      1,382      1,382    102,000
        3      1,000      3,310      1,666      1,666    103,000      1,904      1,904    103,000      2,162      2,162    103,000
        4      1,000      4,526      2,176      2,176    104,000      2,566      2,566    104,000      3,008      3,008    104,000
        5      1,000      5,802      2,659      2,659    105,000      3,239      3,239    105,000      3,922      3,922    105,000

        6      1,000      7,142      3,114      3,114    106,000      3,920      3,920    106,000      4,910      4,910    106,000
        7      1,000      8,549      3,537      3,537    107,000      4,607      4,607    107,000      5,978      5,978    107,000
        8      1,000     10,027      3,989      3,989    108,000      5,364      5,364    108,000      7,200      7,200    108,000
        9      1,000     11,578      4,409      4,409    109,000      6,130      6,130    109,000      8,527      8,527    109,000
       10      1,000     13,207      4,798      4,798    110,000      6,906      6,906    110,000      9,970      9,970    110,000

       11      1,000     14,917      5,166      5,166    111,000      7,710      7,710    111,000     11,569     11,569    111,000
       12      1,000     16,713      5,503      5,503    112,000      8,526      8,526    112,000     13,317     13,317    112,000
       13      1,000     18,599      5,807      5,807    113,000      9,353      9,353    113,000     15,230     15,230    113,000
       14      1,000     20,579      6,073      6,073    114,000     10,190     10,190    114,000     17,323     17,323    114,000
       15      1,000     22,657      6,301      6,301    115,000     11,033     11,033    115,000     19,616     19,616    115,000

       16      1,000     24,840      6,487      6,487    116,000     11,880     11,880    116,000     22,128     22,128    116,000
       17      1,000     27,132      6,628      6,628    117,000     12,729     12,729    117,000     24,884     24,884    117,000
       18      1,000     29,539      6,720      6,720    118,000     13,576     13,576    118,000     27,909     27,909    118,000
       19      1,000     32,066      6,756      6,756    119,000     14,414     14,414    119,000     31,228     31,228    119,000
       20      1,000     34,719      6,733      6,733    120,000     15,241     15,241    120,000     34,877     34,877    120,000

     @ 65      1,000     69,761      1,497      1,497    131,000     22,481     22,481    131,000    110,980    110,980    184,228

Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 33.

Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                                                                     [VERSION C]

                                                                       PHOENIX'S
                                                               EXECUTIVE BENEFIT


                                                         VARIABLE UNIVERSAL LIFE
                                                                INSURANCE POLICY


                                                                       Issued by


                                                                    PHOENIX LIFE
                                                             AND ANNUITY COMPANY





IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:

[envelope]  ANDESA TPA, INC.
            1605 N CEDAR CREST BLVD, SUITE 502
            ALLENTOWN, PA 18104
[telephone] 610/439-5256






PROSPECTUS                                                           MAY 1, 1999
                                                AS SUPPLEMENTED OCTOBER 29, 1999



This Prospectus describes an individual flexible premium variable universal life insurance policy. The Policy provides lifetime insurance protection for as long as it remains in force.


You may allocate net premiums and cash value to one or more of the Subaccounts of the VUL Account and the Guaranteed Interest Account. The assets of each Subaccount will be used to purchase, at Net Asset Value, shares of a series in the following designated underlying Funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
     MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
     [diamond] Phoenix Research Enhanced Index Series
     [diamond] Phoenix-Aberdeen International Series
     [diamond] Phoenix-Engemann Nifty Fifty Series
     [diamond] Phoenix-Goodwin Balanced Series
     [diamond] Phoenix-Goodwin Growth Series
     [diamond] Phoenix-Goodwin Money Market Series
     [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
     [diamond] Phoenix-Goodwin Strategic Allocation Series
     [diamond] Phoenix-Goodwin Strategic Theme Series
     [diamond] Phoenix-Hollister Value Equity Series
     [diamond] Phoenix-Oakhurst Growth and Income Series
     [diamond] Phoenix-Schafer Mid-Cap Value Series
     [diamond] Phoenix-Seneca Mid-Cap Growth Series

     MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
     [diamond] Phoenix-Aberdeen New Asia Series

     MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
     [diamond] Phoenix-Duff & Phelps Real Estate Securities Series

BT INSURANCE FUNDS TRUST
------------------------
     MANAGED BY BANKERS TRUST COMPANY
     [diamond] EAFE[registered trademark] Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
     [diamond] Federated Fund for U.S. Government Securities II
     [diamond] Federated High Income Bond Fund II

TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
     MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
     [diamond] Templeton Asset Allocation Fund -- Class 2
     [diamond] Templeton International Fund -- Class 2
     [diamond] Templeton Stock Fund -- Class 2

     MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
     [diamond] Templeton Developing Markets Fund -- Class 2

     MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
     [diamond] Mutual Shares Investments Fund -- Class 2

WANGER ADVISORS TRUST
---------------------
     MANAGED BY WANGER ASSET MANAGEMENT, L.P.
     [diamond] Wanger Foreign Forty
     [diamond] Wanger International Small Cap
     [diamond] Wanger Twenty
     [diamond] Wanger U.S. Small Cap

    IT MAY NOT BE IN YOUR BEST INTEREST TO PURCHASE A POLICY TO REPLACE AN EXISTING LIFE INSURANCE POLICY OR ANNUITY CONTRACT. YOU MUST UNDERSTAND THE BASIC FEATURES OF THE PROPOSED POLICY AND YOUR EXISTING COVERAGE BEFORE YOU DECIDE TO REPLACE YOUR PRESENT COVERAGE. YOU MUST ALSO KNOW IF THE REPLACEMENT WILL RESULT IN ANY TAXES.

    THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, UNDERWRITTEN OR GUARANTEED BY, ANY FINANCIAL INSTITUTION OR CREDIT UNION. IT IS NOT FEDERALLY INSURED OR ENDORSED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER STATE OR FEDERAL AGENCY. POLICY INVESTMENTS ARE SUBJECT TO RISK, INCLUDING THE FLUCTUATION OF POLICY VALUES AND POSSIBLE LOSS OF PRINCIPAL INVESTED OR PREMIUMS PAID.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED OR PRECEDED BY CURRENT PROSPECTUSES FOR THE FUNDS. YOU SHOULD READ AND KEEP THESE PROSPECTUSES FOR FUTURE REFERENCE.

                                TABLE OF CONTENTS

Heading                                                                     Page
--------------------------------------------------------------------------------

PART I--GENERAL POLICY PROVISIONS..........................................    6
    SUMMARY ...............................................................    6
        Availability.......................................................    6
        Underwriting.......................................................    6
        Charges Under the Policy...........................................    6
        Deductions From Premiums...........................................    8
            Sales Charge...................................................    8
            State Premium Tax Charge.......................................    8
            Deferred Acquisition Cost (DAC) Tax Charge.....................    8
        Policy Value Charges...............................................    8
            Administrative Charge..........................................    8
            Cost of Insurance..............................................    8
            Mortality and Expense Risk Fee.................................    8
            Rider Charge...................................................    8
            Charges for Federal Income Taxes...............................    8
            Fund Charges...................................................    8
        Other Charges......................................................   10
            Partial Surrender Fee..........................................   10
            Loan Interest Rate Expense Charge..............................   10
        Reduction in Charges...............................................   10
    PHOENIX LIFE AND ANNUITY COMPANY AND THE VUL ACCOUNT...................   11
        PLAC...............................................................   11
        The VUL Account....................................................   11
    PERFORMANCE HISTORY....................................................   11
    INVESTMENTS OF THE VUL ACCOUNT.........................................   11
        Participating Investment Funds.....................................   11
            The Phoenix Edge Series Fund...................................   11
            BT Insurance Funds Trust.......................................   12
            Federated Insurance Series.....................................   12
            Templeton Variable Products Series Fund........................   12
            Wanger Advisors Trust..........................................   13
        Investment Advisors................................................   13
        Services of the Advisors...........................................   14
        Reinvestment and Redemption........................................   14
        Substitution of Investments........................................   14
        The Guaranteed Interest Account....................................   14
    PREMIUMS...............................................................   15
        Minimum Premiums...................................................   15
        Allocation of Issue Premium........................................   15
        Free Look Period...................................................   15
        Account Value......................................................   16
            Transfer of Policy Value.......................................   16
            Systematic Transfers for Dollar Cost Averaging.................   16
        Automatic Asset Re-Balancing.......................................   16

        Determination of Subaccount Values.................................   16

        Death Benefit Under the Policy.....................................   17
            Minimum Face Amount............................................   17
            Death Benefit Options..........................................   17
        Changes in Face Amount of Insurance................................   18
            Requests for Increase in Face Amount...........................   18

        Decreases in Face Amount and Partial Surrender: Effect on
        Death Benefit......................................................   18
            Requests for Decrease in Face Amount...........................   18
        Surrenders.........................................................   18
            General........................................................   18
            Full Surrenders................................................   18
            Partial Surrenders.............................................   18

        Policy Loans.......................................................   19

            Source of Loan.................................................   19
            Interest.......................................................   19
            Interest Credited on Loaned Value..............................   19
            Repayment......................................................   19
            Effect of Loan.................................................   19
        Lapse..............................................................   19

        Additional Insurance Option........................................   20

        Additional Rider Benefits..........................................   20
PART II--ADDITIONAL POLICY PROVISIONS......................................   20
        Postponement of Payments...........................................   20
        Payment by Check...................................................   20

        The Contract.......................................................   21
        Suicide............................................................   21

        Incontestability...................................................   21
        Change of Owner or Beneficiary.....................................   21
        Assignment.........................................................   21
        Misstatement of Age or Sex.........................................   21
        Surplus............................................................   21
    PAYMENT OF PROCEEDS....................................................   21
        Surrender and Death Benefit Proceeds...............................   21
        Payment Options....................................................   21
            Option 1--Lump sum.............................................   21
            Option 2--Left to earn interest................................   21
            Option 3--Payment for a specific period........................   21

            Option 4--Life annuity with specified period certain...........   22

            Option 5--Life annuity.........................................   22
            Option 6--Payments of a specified amount.......................   22
            Option 7--Joint survivorship annuity with 10-year
                      period certain.......................................   22
PART III--OTHER IMPORTANT INFORMATION......................................   22
    FEDERAL TAX CONSIDERATIONS.............................................   22
        Introduction.......................................................   22
        PLAC's Tax Status..................................................   22
        Policy Benefits....................................................   23

            Death Benefit Proceeds.........................................   23
            Full Surrender.................................................   23

            Partial Surrender..............................................   23
            Loans..........................................................   23
        Business-Owned Policies............................................   23
        Modified Endowment Contracts.......................................   23
            General........................................................   23

            Reduction in Benefits During the First Seven Years.............   24
            Distributions Affected.........................................   24

            Penalty Tax....................................................   24
            Material Change Rules..........................................   24
            Serial Purchase of Modified Endowment Contracts................   24
        Limitations on Unreasonable Mortality and Expense Charges..........   24
        Diversification Standards..........................................   24
        Change of Ownership or Insured or Assignment.......................   25
        Other Taxes........................................................   25
    VOTING RIGHTS .........................................................   25

    THE DIRECTORS AND EXECUTIVE OFFICERS OF PLAC...........................   26

    SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS ...............................   26
    SALES OF POLICIES .....................................................   26
    STATE REGULATION ......................................................   26
    REPORTS ...............................................................   26
    LEGAL PROCEEDINGS .....................................................   26

    LEGAL MATTERS .........................................................   27
    REGISTRATION STATEMENT ................................................   27

    YEAR 2000 ISSUE........................................................   27
    FINANCIAL STATEMENTS ..................................................   27
    APPENDIX A GLOSSARY OF SPECIAL TERMS...................................   43
    APPENDIX B PERFORMANCE HISTORY.........................................   44
    APPENDIX C ILLUSTRATIONS...............................................   48



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                       PART I--GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
    This is a summary that describes the general provisions of the policy.

    Certain provisions of the policy described in this prospectus may differ in a particular state because of specific state requirements.

    Throughout the prospectus, Phoenix Life and Annuity Company is referred to as we, us, or our and the policyholder is referred to as you or your.

    We define the following terms in the Glossary of Appendix A:

        ATTAINED AGE                    POLICY ANNIVERSARY
        BENEFICIARY                     POLICY DATE

        DEBT                            POLICY VALUE
        FUNDS                           POLICY YEAR

        GENERAL ACCOUNT                 SERIES
        ISSUE PREMIUM                   SUBACCOUNTS
        MONTHLY CALCULATION DATE        TARGET PREMIUM

        NET ASSET VALUE                 VALUATION DATE

        PAYMENT DATE                    VALUATION PERIOD

        PLANNED ANNUAL PREMIUM          VUL ACCOUNT (ACCOUNT)


    If there is ever a difference between the provisions within this prospectus and the provisions of the policy, the policy provisions will control.


AVAILABILITY

    The policy is available on a "case" basis. We may consider one person as a case. All policies within a case are aggregated for purposes of determining policy dates, loan rates and underwriting requirements. If an individual owns the policy as part of a case, he or she may exercise all rights under the policy through their employer or sponsoring organization. After termination of employment or other such relationship, the individual may exercise such rights directly with us.

    For fully underwritten policies the age of the insured at the time of issue generally must be between ages 18 through 85 as of his or her birthday nearest the Policy Anniversary.

    For policies that are underwritten using simplified or guaranteed issue programs, generally the maximum age of the insured at the time of issue is age 70 for simplified and 64 for guaranteed issue.

    The minimum face amount of insurance per policy issued is $50,000.

    You can purchase a Policy to insure the life of another person provided that you have an insurable interest in that life and the prospective Insured consents.


UNDERWRITING
    Currently, we offer three types of underwriting:


[diamond] fully underwritten;

[diamond] simplified issue underwriting; and

[diamond] guaranteed issue underwriting.


    Your cost of insurance charges will vary based on the type of underwriting we use.


CHARGES UNDER THE POLICY
    We deduct certain charges from your Policy to compensate us for:

    1.  our expenses in selling the Policy;

    2.  underwriting and issuing the Policy;

    3.  premium and federal taxes incurred on premiums received;

    4.  providing insurance benefits under your Policy; and

    5.  assuming certain risks in connection with the Policy.

    These charges are summarized below. These charges are described more fully following this chart.

                                           CHARGES UNDER THE POLICY

-------------------------------------------------------------------------------------------------------------------------------
CHARGES                                        CURRENT RATE                              GUARANTEED RATE
-------------------------------------------------------------------------------------------------------------------------------

DEDUCTIONS FROM        SALES CHARGE            Policy years 1 - 7: 5.0% of premiums      Policy years 1 - 7: 5.0% of premiums
PREMIUMS                                       up to the Target Premium and 0% on        up to the Target Premium and 3.0% on
                                               amounts in excess of the Target           amounts in excess of the Target
                                               Premium.                                  Premium.

                                               Policy year 8 plus: 0% of all             Policy year 8 plus: 2.0% of all
                                               premiums.                                 premiums.
                       --------------------------------------------------------------------------------------------------------
                       STATE PREMIUM           0.75% to 4.0% of each premium up to       This charge will always equal the
                       TAX                     the Target Premium depending on your      applicable state rate.
                                               state's applicable rate.

                       --------------------------------------------------------------------------------------------------------
                       DEFERRED ACQUISITION    1.5% of each premium up to the            This charge will always equal the
                       COST TAX CHARGE         Target Premium.                           actual cost to Us for the DAC tax.
                       (DAC TAX)
-------------------------------------------------------------------------------------------------------------------------------
POLICY VALUE CHARGES   ADMINISTRATIVE CHARGE   $5 per month ($60 annually)               $10 per month ($120 annually) except
                                                                                         New York, $7.50 per month ($90
                                                                                         annually)
-------------------------------------------------------------------------------------------------------------------------------
                       COST OF INSURANCE       A per thousand rate multiplied by the     The maximum monthly cost of
                       CHARGE                  amount at risk each month. This           insurance charge for each $1,000 of
                                               charge varies by the Insured's            insurance is shown on your
                                               issue age, policy duration,               policy's schedule pages.
                                               gender and underwriting class.
                       --------------------------------------------------------------------------------------------------------

                       MORTALITY AND EXPENSE   0.40% annually in policy years 1-10       0.90% annually in all policy years
                       RISK CHARGE             0.25% annually in policy years 11+

                       --------------------------------------------------------------------------------------------------------
                       FUND CHARGES            SEE FUND CHARGE TABLE                     SEE FUND CHARGE TABLE
-------------------------------------------------------------------------------------------------------------------------------
OTHER CHARGES          PARTIAL SURRENDER       None                                      2.0% of the amount withdrawn, but not
                       FEE                                                               greater than $25.
-------------------------------------------------------------------------------------------------------------------------------
                       TRANSFERS BETWEEN       None                                      $10 per transfer after the first 2
                       SUBACCOUNTS                                                       transfers in any given policy year,
                                                                                         (after 12 transfers in New York).
                       --------------------------------------------------------------------------------------------------------

                       LOAN INTEREST RATE      The rates in effect before the 16(th)     The Guaranteed rates before the
                       CHARGED                 policy year and before the Insured        Insured reaches 65 for all states
                                               reaches age 65 in all states except       are:
                                               New York and New Jersey are:              Policy year 1 - 10:       4.75%
                                               Policy year 1 - 10:      2.75%            Policy year 11 - 15:      4.50%
                                               Policy year 11 - 15:     2.50%            Policy year 16+:          4.25%
                                               Policy year 16+:         2.25%
                                               The rates in effect before the 16(th)
                                               policy year and before the Insured
                                               reaches age 65 in New York and New
                                               Jersey are:
                                               Policy year 1 - 10:      4.75%
                                               Policy year 11 - 15:     4.50%
                                               Policy year 16+:         4.25%

-------------------------------------------------------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUMS
    Before we allocate your premium to the Subaccounts or the Guaranteed Interest Account we deduct a sales charge, a state premium tax and a federal tax to cover the estimated cost to us for deferred acquisition costs.

SALES CHARGE

    We deduct a sales charge from your premium for the costs we incur in the sales and distribution of the policies. We will refund a portion the sales charge to you as part of the cash surrender value if you surrender your policy within the first three policy years according to the following schedule:

    Policy Year 1:     100.00%

    Policy Year 2:      66.67%

    Policy Year 3:      33.33%


STATE PREMIUM TAX CHARGE
    States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes assessed against us by the state.

    We may increase or decrease this charge if there is a change in the tax or change of residence.

DEFERRED ACQUISITION COST ("DAC") TAX CHARGE
    This tax is associated with our federal tax liability under Internal Revenue Code Section 848.


POLICY VALUE CHARGES
    On each Monthly Calculation Day, we deduct from your policy value the following charges:

    1.   Administrative Charge

    2.   Cost of Insurance Charge

    3.   Mortality and Expense Risk Fee

    4.   A charge for the cost of riders if applicable

    The amount deducted is allocated among the Subaccounts and the unloaned portion of the Guaranteed Interest Account based on an allocation schedule specified by you. You initially choose this schedule in your application.

1.  ADMINISTRATIVE CHARGE
    We assess a monthly charge for the expenses we incur in administering the policy. This charge reimburses us for the cost of daily administration for services such as billing and collections, monthly processing, updating daily values and communicating with policyholders.

2.  COST OF INSURANCE
    We deduct a charge to cover the cost of insurance coverage on each monthly calculation date. This charge is based on:


[diamond] Insured's gender;

[diamond] Insured's age at issue;

[diamond] Policy year in which we make the deduction;

[diamond] Insured's tobacco use classification;

[diamond] Rating class of the policy; and

[diamond] Underwriting classification of the case.

    To determine the monthly cost of insurance, we multiply the appropriate cost of insurance rate by the difference between your Policy's death benefit and the policy value. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose policies have been in force for the same length of time.

3.  MORTALITY AND EXPENSE RISK FEE
    We charge the Subaccounts for the mortality and expense risks we assume. This charge is deducted from the value of each Subaccount's assets attributable to the policies.

    The mortality risk we assume is that the group of lives we insure under our policies may, on average, live for a shorter period of time than we estimated.

    The expense risk we assume is that our cost of issuing and administering the policies may be more than we estimated.

    If all the money we collect from this charge is not required to cover the cost of death benefits and other expenses, it will be a gain to us. If the money we collect is not enough to cover our costs, we will still provide for death benefits and expenses.

4.  RIDER CHARGE
    We will deduct any applicable monthly rider charges for the additional benefit provided to you by the rider.

CHARGES FOR FEDERAL INCOME TAXES
    We currently do not charge the VUL Account for federal income taxes attributable to it. In the future, we may charge to cover these or any other tax liability of the VUL Account.

FUND CHARGES
    Please refer to the following chart for a listing of Fund Charges.

ANNUAL FUND EXPENSES FOR THE YEAR ENDING DECEMBER 31, 1998 AFTER REIMBURSEMENT

--------------------------------------------------------------------------------------------------------------------------------
                                                           INVESTMENT                        OTHER OPERATING    TOTAL ANNUAL(1)
                        SERIES                           MANAGEMENT FEE    RULE 12B-1 FEES      EXPENSES        FUND EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index                                .45%                0%              .10%              .55%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                 .75%                0%              .23%              .98%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia                                     1.00%                0%              .25%             1.25%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                   .75%                0%              .25%             1.00%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty                                   .90%                0%              .15%             1.05%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced                                       .55%                0%              .13%              .68%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth                                         .62%                0%              .07%              .69%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                   .40%                0%              .15%              .55%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                      .50%                0%              .14%              .64%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation                           .58%                0%              .10%              .68%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme                                .75%                0%              .24%              .99%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                                 .70%                0%              .15%              .85%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                             .70%                0%              .15%              .85%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value                                 1.05%                0%              .15%             1.20%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                  .80%                0%              .25%             1.05%
--------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index                          0%                0%              .65%              .65%
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond                                     .60%                0%              .18%              .78%
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities                  .52%                0%              .33%              .85%
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments (Templeton)                            0%              .25%             1.00%             1.25%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation                                     .60%              .25%              .18%             1.03%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets                                  1.25%              .25%              .41%             1.91%
--------------------------------------------------------------------------------------------------------------------------------
Templeton International                                        .69%              .25%              .17%             1.11%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Stock                                                .70%              .25%              .19%             1.14%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           .95%                0%              .50%             1.45%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                1.27%                0%              .28%             1.55%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  .90%                0%              .45%             1.35%
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                          .96%                0%              .06%             1.02%
--------------------------------------------------------------------------------------------------------------------------------

(1) Each Series pays a portion or all of its total annual expenses other than the management fee. The Phoenix Research Enhanced Index Series will pay up to .10%; the Phoenix-Goodwin Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Goodwin Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity and Phoenix-Schafer Mid-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40% for the fiscal year ending December 31, 1998. Absent expense reimbursement, Total Annual Expenses were:

         Phoenix Research Enhanced Index                 .82%        Phoenix-Goodwin Multi-Sector Fixed Income    .64%
         Phoenix-Aberdeen International                  .98%        Phoenix-Goodwin Strategic Allocation         .68%
         Phoenix-Aberdeen New Asia                      2.50%        Phoenix-Goodwin Strategic Theme              .99%
         Phoenix-Duff & Phelps Real Estate Securities   1.01%        Phoenix-Hollister Value Equity              2.46%
         Phoenix-Engemann Nifty Fifty                   2.58%        Phoenix-Oakhurst Growth and Income          1.46%
         Phoenix-Goodwin Balanced                        .68%        Phoenix-Schafer Mid-Cap Value               2.77%
         Phoenix-Goodwin Growth                          .69%        Phoenix-Seneca Mid-Cap Growth               2.81%
         Phoenix-Goodwin Money Market                    .55%

    The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap will pay up to .60%, and the Wanger Twenty will pay up to .40%. Absent expense reimbursement, Total Annual Expenses are estimated to be approximately 1.45% for Wanger Foreign Forty, 1.55% for Wanger International Small Cap, 1.35% for Wanger Twenty and 1.02% for Wanger U.S. Small Cap for the fiscal year ending December 31, 1999. Expenses may be higher or lower than those shown but are subject to expense limitations as noted.

OTHER CHARGES

PARTIAL SURRENDER FEE
    We reserve the right to deduct a charge from each withdrawal.

LOAN INTEREST RATE EXPENSE CHARGE
    We deduct a charge from the loan interest rate. This charge reimburses us for expenses we incur in administering your loan. This rate varies by policy year.


REDUCTION IN CHARGES

    The Policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including our employees and their family members) and for special exchange programs that we may make available, we reserve the right to reduce or eliminate the sales load, mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.


    Eligibility for the amount of these reductions will be determined by a number of factors including the number of Insureds, the total premium expected to be paid, the total assets under management for the Policyowner, the nature of the relationship among individual Insureds, the purpose for which the Policies are being purchased, the expected persistency of individual Policies, and other circumstances which in our opinion, are rationally related to the expected reduction in expenses. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to policyholders.

PHOENIX LIFE AND ANNUITY COMPANY AND THE VUL ACCOUNT
--------------------------------------------------------------------------------

PLAC
    We are an indirect subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix"). Our executive office is located at One American Row, Hartford, Connecticut 06102-5056, and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. We are a Connecticut stock company, formed to write life insurance and annuity contracts. Formerly Phoenix was Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomesticated to Connecticut in April, 1997.


THE VUL ACCOUNT
    The VUL Account is a separate account of PLAC, established on July 1, 1996 and governed under the laws of Connecticut. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended, and meets the definition of a "separate account" under that Act. This registration does not involve supervision of the management of the VUL Account or PLAC by the SEC.

    The VUL Account is divided into Subaccounts, each of which is available for allocation of Policy Value. Each Subaccount will invest solely in shares of a specific series of a mutual fund. In the future, we may establish additional Subaccounts which will be made available to existing Policyowners to the extent and on a basis decided by us. See "Investments of the VUL Account--Participating Investment Funds."

    PLAC does not guarantee the investment performance of the VUL Account or any of its Subaccounts. Contributions to the overall Policy Value allocated to the VUL Account depend on the chosen Fund's investment performance. Thus, you bear the full investment risk for all monies invested in the VUL Account.

    The VUL Account is part of the general business of PLAC, but the gains or losses of the VUL Account belong solely to the VUL Account. The gains or losses of any other business we may conduct do not affect the VUL Account. Under Connecticut law, the assets of the VUL Account may not be taken to pay liabilities arising out of any other business we may conduct. Nevertheless, all obligations arising under the Policy are general corporate obligations of PLAC.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the VUL Account Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See "Appendix B" for more information.


INVESTMENTS OF THE VUL ACCOUNT
--------------------------------------------------------------------------------

PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts invest in corresponding Series of The Phoenix Edge Series Fund. The following Series are currently available:

    PHOENIX RESEARCH ENHANCED INDEX SERIES: The investment objective of the Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the Series is to seek a high total return consistent with reasonable risk. The Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the Series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-GOODWIN BALANCED SERIES: The investment objective of the Series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Goodwin Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-GOODWIN GROWTH SERIES: The investment objective of the Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the Series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES: The investment objective of the Series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Goodwin Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-GOODWIN STRATEGIC THEME SERIES: The investment objective of the Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Goodwin Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the Series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

BT INSURANCE FUNDS TRUST
    A certain Subaccount invests in a corresponding Series of the BT Insurance Funds Trust. The following Series is currently available:

    EAFE[registered trademark] EQUITY INDEX FUND: The Series seeks to match the performance of the Morgan Stanley Capital International EAFE[registered trademark] Index ("EAFE[registered trademark] Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The Series invests in a statistically selected sample of the securities found in the EAFE[registered trademark] Index.

FEDERATED INSURANCE SERIES
    Certain Subaccounts invest in corresponding Series of the Federated Insurance Series. The following Series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the Series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the Series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain Subaccounts invest in Class 2 Shares of a corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available:

    MUTUAL SHARES INVESTMENT FUND: The primary investment objective of the Series is capital appreciation with income as a secondary objective. The Mutual Shares Investments Series invests in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET ALLOCATION FUND: The investment objective of the Series is a high level of total return. The Templeton Asset Allocation Series invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON DEVELOPING MARKETS FUND: The investment objective of the Series is long-term capital appreciation. The Templeton Developing Markets Series invests primarily in emerging market equity securities.


    TEMPLETON INTERNATIONAL FUND: The investment objective of the Series is long-term capital growth. The Templeton International Series invests primarily in stocks of companies located outside the United States, including emerging markets. Any income realized will be incidental. It also may invest in debt securities of governments and companies located anywhere in the world.


    TEMPLETON STOCK FUND: The investment objective of the Series is long-term capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

WANGER ADVISORS TRUST
    Certain Subaccounts invest in corresponding Series of the Wanger Advisors Trust. The following Series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of all of the Funds also may be sold to other separate accounts of Phoenix or its affiliates and shares of certain Funds also may be sold to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither PLAC nor the Fund(s) trustees currently foresee any such disadvantages either to variable life insurance Policyowners or to variable annuity Contractowners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contractowners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from:

[diamond] changes in state insurance laws;

[diamond] changes in federal income tax laws;

[diamond] changes in the investment management of any portfolio of the Fund(s);
          or

[diamond] differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contractowners.

    We will, at our expense, remedy such material conflicts including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    Phoenix Investment Counsel, Inc. ("PIC") is the investment advisor to all Series in The Phoenix Edge Series Fund except the Phoenix-Duff & Phelps Real Estate Securities and Phoenix-Aberdeen New Asia Series. Based on Subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions to subadvisors for the following Series:

[diamond] J.P. Morgan Investment Management, Inc.
          [bullet] Phoenix Research Enhanced Index Series

[diamond] Roger Engemann & Associates, Inc. ("Engemann")
          [bullet] Phoenix-Engemann Nifty Fifty Series

[diamond] Seneca Capital Management, LLC ("Seneca")
          [bullet] Phoenix-Seneca Mid-Cap Growth Series

[diamond] Schafer Capital Management, Inc.
          [bullet] Phoenix-Schafer Mid-Cap Value Series

    The investment advisor to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment advisor to the Phoenix-Aberdeen New Asia Series is Phoenix-Aberdeen International Advisors

LLC ("PAIA"). Pursuant to Subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

The other investment advisors are:

[diamond] Bankers Trust Company
          [bullet] EAFE[registered trademark] Equity Index Fund

[diamond] Federated Investment Management Company
          [bullet] Federated Fund for U.S. Government Securities II [bullet] Federated High Income Bond Fund II

[diamond] Templeton Investment Counsel, Inc.
          [bullet] Templeton Asset Allocation Fund
          [bullet] Templeton International Fund
          [bullet] Templeton Stock Fund

[diamond] Templeton Asset Management, Ltd.
          [bullet] Templeton Developing Markets Fund

[diamond] Franklin Mutual Advisers, Inc.
          [bullet] Mutual Shares Investments Fund

[diamond] Wanger Asset Management, L.P.
          [bullet] Wanger Foreign Forty
          [bullet] Wanger International Small Cap
          [bullet] Wanger Twenty
          [bullet] Wanger U.S. Small Cap


SERVICES OF THE ADVISORS
    The Advisors continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees of each Fund. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and Subadvisory agreements, is contained in the accompanying prospectus for the Funds.


REINVESTMENT AND REDEMPTION
    All dividend distributions of the Fund are automatically reinvested in shares of the Fund at their net asset value on the date of distribution. Likewise, all capital gains distributions of the Fund, if any, are reinvested at the net asset value on the record date. We redeem Fund shares at their net asset value to the extent necessary to make payments under the Policy.


SUBSTITUTION OF INVESTMENTS
    We reserve the right to make additions to, deletions from, or substitutions for the investments held by the VUL Account, subject to compliance with the law as currently applicable or as subsequently changed. In the future, we may establish additional Subaccounts within the VUL Account, each of which will invest in shares of a designated portfolio of the Fund with a specified investment objective. If and when marketing needs and investment conditions warrant, and at our discretion, we may establish additional portfolios. These will be made available under existing Policies to the extent and on a basis determined by us.

    If shares of any of the portfolios of the Fund should be no longer available for investment or, if in the judgment of our management, further investment in shares of any of the portfolios become inappropriate due to Policy objectives, we may then substitute shares of another mutual fund for shares already purchased, or to be purchased in the future. No substitution of mutual fund shares held by the VUL Account may take place without prior approval of the Securities and Exchange Commission and prior notice to you. In the event of a change, you will be given the option of transferring the Policy Value of the Subaccount in which the substitution is to occur to another Subaccount.


THE GUARANTEED INTEREST ACCOUNT
    In addition to the VUL Account, you may allocate premium or transfer policy value to the Guaranteed Interest Account. Amounts you allocate or transfer to the Guaranteed Interest Account become part of Phoenix Life and Annuity's general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a 3% rate of return on your allocated amount. For amounts transferred to the Guaranteed Interest Account due to a policy loan, the guaranteed rate is 2% in all states except New York and New Jersey. In New York and New Jersey the rate credited to the Guaranteed Interest Account due to a policy loan is 4%. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit excess interest, if any, as determined by us based on information as to expected investment yields.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law as to the accuracy and completeness of statements made in this prospectus.

    We reserve the right to limit total deposits, including transfers, to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

    In general, you can make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or

25% of the Policy Value in the Guaranteed Interest Account as of the date of the transfer. If you elect the Systematic Transfer Program, approximately equal amounts may be transferred out of the Guaranteed Interest Account. Also, the total Policy Value allocated to the Guaranteed Interest Account may be transferred out of the Guaranteed Interest Account to one or more of the Subaccounts of the VUL Account over a consecutive four-year period according to the following schedule:


[diamond] Year One:      25% of the total value


[diamond] Year Two:      33% of remaining value


[diamond] Year Three:    50% of remaining value


[diamond] Year Four:     100% of remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts of the VUL Account may be made at any time. Transfers from the Guaranteed Interest Account are subject to the rules discussed in "Appendix C" and "Transfer of Policy Value--Systematic Transfer Program."


PREMIUMS
--------------------------------------------------------------------------------
MINIMUM PREMIUMS
    The Minimum Premium is determined by case size as follows:

[diamond] 5 or more lives:              $100,000 annually for the first
                                        five Policy Years
[diamond] Fewer than 5 lives:           $250,000 annually for the first
                                        five Policy Years

    The Issue Premium is due on the Policy Date. The Insured must be alive when the Issue Premium is paid. After that, premiums may be paid at any time while the Policy is in force. Each premium payment must be at least $100. Additional payments should be sent to the:

    VUL COLI UNIT
    PO BOX 22012
    ALBANY, NY 12201-2012

    The number of units credited to a Subaccount of the VUL Account will be determined by dividing the portion of the net premium applied to that Subaccount by the unit value of the Subaccount on the Payment Date.


    Regardless of whether you choose the Guideline Premium Test or the Cash Value Accumulation Test (see "Minimum Face Amount"), we reserve the right to refund a premium paid in any year if it will exceed the maximum premium limit. The maximum limit is established by law to qualify the Policy contract as life insurance. This limit is applied to the sum of all premiums paid under the Policy. If the total premium limit is exceeded, the Policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the Policy Year in which the limit was exceeded. The Policy Value then will be adjusted to reflect the refund. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.



ALLOCATION OF ISSUE PREMIUM
    We will generally allocate the Issue Premium less applicable charges to the VUL Account or to the Guaranteed Interest Account upon receipt of a completed application, in accordance with the allocation instructions in the application for a Policy. However, Policies issued in certain states, and Policies issued in certain states pursuant to applications which state the Policy is intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire issue premium paid less applicable charges (along with any other premiums paid during the Free Look period) to the Phoenix-Goodwin Money Market Subaccount of the VUL Account, and, at the expiration of the Free Look period, the policy value of the Money Market Subaccount is allocated among the Subaccounts of the VUL Account or to the Guaranteed Interest Account in accordance with the applicant's allocation instructions in the application for insurance.


FREE LOOK PERIOD
    You have the right to review the Policy. If you are not satisfied with it, you may cancel the Policy:

[diamond] by mailing it to us within 10 days after you receive it (or longer in some states); or

[diamond] within 10 days after we mail or deliver a written notice telling you about your free look period; or

[diamond] within 45 days after completing the application,

whichever occurs latest (the "Free Look Period").

    We treat a returned Policy as if we never issued it and, except for Policies issued with a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned Policy: (1) the then current Policy Value less any unpaid loans and loan interest; plus (2) any monthly deductions, partial surrender fees and other charges made under the Policy. For Policies issued with the Temporary Money Market Amendment the amount returned will equal any premiums paid less any unrepaid loans and loan interest, and less any partial surrender amounts paid.

    We retain the right to decline to process an application within seven days of our receipt of the completed application for insurance. If we decline to process the application, we will return the premium paid. Even if we have approved the application for processing, we retain the right to decline to issue the Policy. If we decline to issue the Policy, we will refund to you the same amount as would have been refunded under the Policy had it been issued but returned for refund during the Free Look Period.

ACCOUNT VALUE

TRANSFER OF POLICY VALUE
    Transfers among available Subaccounts or the Guaranteed Interest Account and changes in premium payment allocations may be requested in writing. Requests for transfers will be executed on the date the request is received at Andesa, TPA, Inc.

    Although currently there is no charge for transfers, in the future, we may charge a fee of $10 for each transfer after the first two transfers in a Policy Year (after twelve transfers in New York).

    You may make only one transfer per Policy Year from the unloaned portion of the Guaranteed Interest Account unless (1) the transfer(s) are made as part of a Dollar Cost Averaging Program, or (2) we agree to make an exception to this rule. Unless you have elected a Dollar Cost Averaging Program, the amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the unloaned portion of the Guaranteed Interest Account at the time of the transfer. In addition, you may transfer the total value allocated to the unloaned portion of the Guaranteed Interest Account out of the Guaranteed Interest Account to one or more of the Subaccounts over a consecutive four-year period according to the following schedule:

[diamond] Year One:      25% of the total value

[diamond] Year Two:      33% of the remaining value

[diamond] Year Three:    50% of the remaining value

[diamond] Year Four:     100% of the remaining value

    Transfers into the Guaranteed Interest Account and among the Subaccounts may be made anytime. We reserve the right to limit the number of Subaccounts you may invest in at any one time or over the life of the Policy, if we are required to do so by any federal or state law.

    Because excessive exchanges between Subaccounts can hurt Fund performance, we reserve the right to temporarily or even permanently terminate exchange privileges or reject any specific exchange order from anyone whose transactions appear to us to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batched transfer instructions from registered representatives (acting under powers of attorney for multiple Policyowners), unless the registered representative's broker-dealer firm and PLAC have entered into a third-party transfer service agreement.

    If a policy has been issued with a Temporary Money Market Allocation Amendment, no transfers may be made until the end of the Free Look Period.

SYSTEMATIC TRANSFERS FOR DOLLAR COST AVERAGING
    You may elect to transfer funds automatically among the Subaccounts or the unloaned portion of the Guaranteed Interest Account on a monthly, quarterly, semiannual or annual basis under the Systematic Transfers for Dollar Cost Averaging Program ("Dollar Cost Averaging Program"). Under the Dollar Cost Averaging Program, the minimum transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $1,000 in the Guaranteed Interest Account or the Subaccount from which funds will be transferred ("Sending Subaccount") and if the value in that Subaccount or the Guaranteed Interest Account drops below the amount to be transferred, the entire remaining balance will be transferred and all systematic transfers stop. Funds may be transferred from only one Sending Subaccount or the Guaranteed Interest Account, but may be allocated to more than one Subaccount ("Receiving Subaccounts"). Under the Dollar Cost Averaging Program, Policyowners may make more than one transfer per Policy Year from the Guaranteed Interest Account. These transfers must be in approximately equal amounts and made over a minimum 18-month period.

    Only one Dollar Cost Averaging Program can be active at any time. All transfers under the Dollar Cost Averaging Program will be made on the basis of the Guaranteed Interest Account and Subaccount on the first day of the month following our receipt of the transfer request. If the first day of the month falls on a holiday or weekend, then the transfer will be processed on the next business day.


AUTOMATIC ASSET RE-BALANCING

    Automated account re-balancing permits you to maintain a specified whole number percentage of your account value in any combination of Subaccounts and the Guaranteed Interest Account. We must receive a written request in order to begin your automated asset re-balancing program ("Asset Re-Balancing"). Then, we will make transfers at least quarterly to and from the Subaccounts and the Guaranteed Interest Account to re-adjust your account value to your specified percentage. Asset Re-Balancing allows you to maintain a specific fund allocation. Quarterly re-balancing is based on your policy year. We will re-balance your account value only on a monthly calculation date.

    The effective date of the first Asset Re-Balancing will be the first monthly calculation date after we receive your request at Andesa TPA, Inc. If we receive your request before the end of the Free Look Period, your first re-balancing will occur at the end of the Free Look Period.


    You may not participate in both the Dollar Cost Averaging Program and the Asset Re-Balancing at the same time.


DETERMINATION OF SUBACCOUNT VALUES
    We establish the unit value of each Subaccount of the VUL Account on the first Valuation Date of that Subaccount. The unit value of a Subaccount on any other

Valuation Date is determined by multiplying the unit value of that Subaccount on the just prior Valuation Date by the Net Investment Factor for that Subaccount for the then current Valuation Period. The unit value of each Subaccount on a day other than a Valuation Date is the unit value on the next Valuation Date. Unit values are carried to six decimal places. The unit value of each Subaccount on a Valuation Date is determined at the end of that day.

    The Net Investment Factor for each Subaccount is determined by the investment performance of the assets held by the Subaccount during the Valuation Period. Each valuation will follow applicable law and accepted procedures. The Net Investment Factor is determined by the formula:

    (A) + (B)
    --------- - (D) where:
       (C)

(A) The value of the assets in the Subaccount on the current Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current Valuation Period.

(B) The amount of any dividend (or, if applicable, any capital gain distribution) received by the Subaccount if the "ex-dividend" date for shares of the Fund occurs during the current Valuation Period.

(C) The value of the assets in the Subaccount as of the just prior Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the Valuation Period ending on that date.

(D) The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


DEATH BENEFIT UNDER THE POLICY
    The death benefit is the amount we pay to the designated beneficiary(ies) when the Insured dies. Upon receiving due proof of death, we pay the beneficiary the death benefit amount determined as of the date the Insured dies. The beneficiary may direct us to pay all or part of the benefit in cash or to apply it under one or more of our payment options.

MINIMUM FACE AMOUNT

    To qualify as life insurance under current federal tax laws, the Policy has a minimum face amount of insurance. The minimum face is determined using one of two allowable definitions of life insurance: (1) the Cash Value Accumulation Test or (2) the Guideline Premium Test. You chose which test to use on the application prior to the issuance of your Policy. You cannot change the way we determine your minimum face amount after your policy is issued.


    The Cash Value Accumulation Test determines the minimum face amount by multiplying the account value plus the refund of sales load, if applicable, by the minimum face amount percentage. The percentages depend upon the Insured's age, gender and underwriting classification.

    Under the Guideline Premium Test, the minimum face amount is also equal to an applicable percentage of the account value plus refund of sales load, if applicable, but the percentage varies only by age of insured.

DEATH BENEFIT OPTIONS
    In your application you chose a face amount of insurance coverage and the death benefit option. We offer three death benefit options:


[diamond] Option 1: the death benefit is the greater of the Policy's face amount on the date of death or, the minimum face amount in effect on the date of death.

[diamond] Option 2: the death benefit is the greater of: (a) the Policy's face amount on the date of death plus the policy value on the date of death or, (b) the minimum face amount in effect on the date of death.

[diamond] Option 3: the death benefit is the greater of: (a) the Policy's face amount on the date of death plus the sum of all premiums paid, less withdrawals or, (b) the Policy's face amount on the date of death or;
          (c) the minimum face amount in effect on the date of death.

    If the Insured dies while the policy is in force, we will pay the death benefit based on the option in effect on the date of death, with the following adjustments:

[diamond] Add back in any charges taken against the account value for the period beyond the date of death; and

[diamond] Deduct any policy debt outstanding on the date of death; and

[diamond] Deduct any charges accrued against the account value unpaid as of the date of death.

    You may change the Death Benefit Option from Option 1 to Option 2 or from Option 2 to Option 1. You may not make a change either to or from Option 3.

    Under death benefit Options 1 and 3, the death benefit is not affected by your policy's investment experience. Under death benefit Option 2, the death benefit amount may increase or decrease by the investment experience.

    We pay interest on the death benefit from the date of death to the date the death benefit is paid or a payment option becomes effective.

CHANGES IN FACE AMOUNT OF INSURANCE

REQUESTS FOR INCREASE IN FACE AMOUNT
    Any time while this policy is in force, you may request an increase in the face amount of insurance provided under the Policy. Requests for face amount increases must be made in writing, and we require additional evidence of insurability. The effective date of the increase generally will be the policy anniversary following approval of the increase. The increase may not be less than $25,000. We will deduct any charges associated with the increase (the increases in cost of insurance charges), from the policy value, whether or not you pay an additional premium in connection with the increase. Also, a new Free Look Period (see "The Policy--Free Look Period") will be established for the amount of the increase. For a discussion of possible implications of a material change in the Policy resulting from the increase, see "Material Change Rules."


DECREASES IN FACE AMOUNT AND PARTIAL SURRENDER: EFFECT ON DEATH BENEFIT

REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in Face Amount at any time after the first Policy Year. Unless we agree otherwise, the decrease must be at least equal to $10,000 and the face amount remaining after the decrease must be at least $25,000. All face amount decrease requests must be in writing and will be effective on the first Monthly Calculation Day following the date we approve the request.

    A partial surrender or a decrease in Face Amount generally decreases the death benefit. If the change is a decrease in Face Amount, the death benefit under a Policy would be reduced on the next Monthly Calculation Day. If the change is a partial surrender, the death benefit under a Policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."


SURRENDERS

GENERAL
    At any time during the lifetime of the Insured and while the Policy is in force, you may partially or fully surrender the Policy by sending a written request to Andesa TPA, Inc. We may also require you to send the Policy to us. The amount available for surrender is the cash surrender value at the end of the Valuation Period during which the surrender request is received at Andesa TPA, Inc.

    The cash surrender value is:

    [bullet] Policy Value; less


    [bullet] Any outstanding debt; plus

    [bullet] The refund of sales charge, if applicable.


    There is no surrender charge.


    If the policy is surrendered within the first three policy years, you will receive a refund of sales charge as part of your cash surrender value. A portion of the first year sales charge will be returned to you according to the following schedule:

[diamond] Full surrender in Policy Year 1:   100.00%

[diamond] Fully surrender in Policy Year 2:   66.67%

[diamond] Fully surrender in Policy Year 3:   33.33%


FULL SURRENDERS
    If the Policy is being fully surrendered, the Policy itself must be returned to Andesa TPA, Inc., along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. "Payment Options."

PARTIAL SURRENDERS
    You may obtain a partial surrender of the Policy by requesting payment of the Policy's Cash Surrender Value. It is possible to do this at any time during the lifetime of the Insured, while the Policy is in force, with a written request to Andesa TPA, Inc. We may require the return of the Policy before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the Policy is received by us. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

    We reserve the right to deny partial surrenders of less than $500. In addition, if the share of the Policy Value in any Subaccount or in the Guaranteed Interest Account is reduced as a result of a partial surrender and is less than $500, we reserve the right to require surrender of the entire remaining balance in that Subaccount or the Guaranteed Interest Account.


    Upon a partial surrender, the Policy Value will be reduced by the sum of the partial surrender amount paid. This amount comes from a reduction in the Policy's share in the value of each Subaccount or the Guaranteed Interest Account based on the allocation requested at the time of the partial surrender. If no allocation request is made, the withdrawals from each Subaccount will be made in the same manner as that provided for monthly deductions.

    The Cash Surrender Value will be reduced by the partial surrender amount paid plus the partial surrender fee. The Face Amount of the Policy will be reduced by the same amount as the Policy Value is reduced as described above.


    Upon partial or full surrender, we generally will pay to you the amount surrendered within seven days after we receive the written request for the surrender. Under certain circumstances, the surrender payment may be postponed.

See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Tax Considerations."


POLICY LOANS
    You can take a loan against your policy any time while the policy is in force. The maximum loan is:

    [bullet] 90% of your Policy Value at the time the loan is taken; less

    [bullet] any outstanding policy debt before the loan is taken; less

    [bullet] interest on the loan being made and on any outstanding policy debt to the next policy anniversary date.

    Your policy must be assigned to us as collateral for the loan.

SOURCE OF LOAN
    We deduct your requested loan amount from the Subaccounts and the Guaranteed Interest Account, based on the allocation requested at the time of the loan. We liquidate shares taken from the Subaccounts and transfer the resulting dollars to the Guaranteed Interest Account. These dollars become part of the loaned portion of the Guaranteed Interest Account.

INTEREST
    You will pay interest on the loan at the following noted effective annual rates, compounded daily and payable in arrears:

    In all states except New York and New Jersey, the loan interest rate in effect following the policy anniversary nearest the Insured's 65(th) birthday will be 2.25%. The rates in effect before the Insured reaches age 65 follow:

[diamond] Policy years 1-10:                 2.75%

[diamond] Policy years 11-15:                2.50%

[diamond] Policy years 16 and thereafter:    2.25%


    In New York and New Jersey only, the loan interest rate in effect following the policy anniversary nearest the Insured's 65(th) birthday will be 4.25%. The rates in effect before the Insured reaches age 65 follow:


[diamond] Policy years 1-10:                 4.75%

[diamond] Policy years 11-15:                4.50%

[diamond] Policy years 16 and thereafter:    4.25%

    Interest accrues daily, becoming part of the policy debt. Interest is due and payable on the policy anniversary. If you do not pay the interest when due, we will add it to your loan. We treat any interest which has been capitalized the same as if it were a new loan. We deduct this capitalized interest from the Subaccounts and the Guaranteed Interest Account in proportion to the non-loaned account value in each.

INTEREST CREDITED ON LOANED VALUE
    The amount equal to any policy loan is held in the Guaranteed Interest Account. This amount is credited with interest at a rate of 2% (4% in New York and New Jersey).

REPAYMENT
    You may repay all or part of your policy debt at anytime while the policy is in force.

    If you do not repay the loan, we deduct the loan amount due from the cash surrender value or the death benefit.

    Failure to repay a policy loan or to pay loan interest will not terminate the Policy unless the policy value becomes insufficient to maintain the Policy in force.

    In the future, PLAC may not allow Policy loans of less than $500, unless such loan is used to pay a premium on another PLAC policy.

EFFECT OF LOAN
    Your policy loan reduces the death benefit and cash surrender value under the policy by the amount of the loan. Your repayment of the loan increases the death benefit and cash surrender value by the amount of the repayment.

    As long as a loan is outstanding, a portion of your policy value is equal to the loan is held in the Guaranteed Interest Account. The Subaccount's investment performance does not affect the this amount. Also, you may be subject to tax consequences if you surrender your policy while there is outstanding debt.


LAPSE
    Unlike conventional life insurance policies, the payment of the Issue Premium, no matter how large, or the payment of additional premiums will not necessarily continue the Policy in force to its maturity date.


    If on any Monthly Calculation Day during the first three Policy Years, the Policy Value plus the refund of any applicable sales charge is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction. If on any Monthly Calculation Day during any subsequent Policy Year, the Policy Value is less than the required monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.


    During the grace period, the Policy will continue In Force but Subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the Policy, but not before 30 days after we have mailed written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the Subaccounts or to the Guaranteed Interest Account according to the current premium allocation schedule. In determining the amount of "excess" premium to be applied to the Subaccounts or the Guaranteed Interest Account, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the Insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.


ADDITIONAL INSURANCE OPTION
    While the Policy is in force and the Insured is insurable, the Policyowner will have the option to purchase additional insurance on the same Insured with the same guaranteed rates as the Policy. We will require evidence of insurability and charges will be adjusted for the Insured's new attained age and any change in risk classification.


ADDITIONAL RIDER BENEFITS
    You may elect additional benefits under a Policy, and you may cancel these benefits at anytime. A charge will be deducted monthly from the policy value for each additional rider benefit chosen except where noted below. More details will be included in the form of a rider to the Policy if any of these benefits is chosen. The following benefits are currently available and additional riders may be available as described in the Policy (if approved in your state).


[diamond] FLEXIBLE TERM INSURANCE RIDER. This rider provides annually renewable term insurance coverage to age 100 on the Insured under the base policy. The initial rider death benefit cannot exceed 10 times the initial base Policy. There is no charge for this rider.


[diamond] EXCHANGE OF INSURED RIDER: This rider allows the Policyowner to exchange the insured on a given contract. There is no charge for this rider.

          Future charges against the policy will be based on the life of the substitute insured.

          The incontestability and suicide exclusion periods, as they apply to the substitute insured run from the date of the exchange. Any assignments will continue to apply.

The exchange is subject to the following adjustments:

1. If the policy value of the original policy is insufficient to produce a positive cash surrender value for the new policy, the owner must pay an exchange adjustment in an amount that, when applied as premium, will make the policy value of the new policy greater than zero.

2. In some cases, the amount of policy value which may be applied to the new policy may result in a death benefit which exceeds the limit for the new policy. In that event, we will apply such excess policy value to reduce any loan against the policy, and the residual amount will be returned to you in cash.

3. The exchange will also be subject to our receipt of repayment of the amount of any policy debt under the exchange policy in excess of the loan value of the new policy on the date of exchange.

    The Internal Revenue Service has ruled that an exchange of Insureds does not qualify for tax deferral under Code Section 1035. Therefore, you must include in current gross income all previously unrecognized gain in the Policy upon an exchange of the Insured.



                     PART II--ADDITIONAL POLICY PROVISIONS
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
    Payment of any amount upon complete or partial surrender, Policy loan, or benefits payable at death (in excess of the initial face amount) or maturity may be postponed:


[diamond] for up to six months from the date of the request, for any transactions dependent upon the value of the Guaranteed Interest Account;

[diamond] whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or

[diamond] whenever an emergency exists, as decided by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the VUL Account's net assets.

    Transfers also may be postponed under these circumstances.


PAYMENT BY CHECK
    Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank.

THE CONTRACT
    The Policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the Policy. The statements are considered representations and not warranties. Only an executive


SUICIDE
    If the Insured commits suicide within two years after the Policy's Date of Issue, the Policy will stop and become void. We will pay you the Policy Value adjusted by the addition of any monthly deductions and other fees and charges, minus any debt owed to us under the Policy.


INCONTESTABILITY
    We cannot contest this Policy or any attached rider after it has been in force during the Insured's lifetime or for two years from the policy date.


CHANGE OF OWNER OR BENEFICIARY
    The Beneficiary, as named in the Policy application or subsequently changed, will receive the Policy benefits at the Insured's death. If the named Beneficiary dies before the Insured, the contingent Beneficiary, if named, becomes the Beneficiary. If no Beneficiary survives the Insured, the death benefit payable under the Policy will be paid to your estate.

    As long as the Policy is in force, the Policyowner and the Beneficiary may be changed in writing, satisfactory to us. A change in Beneficiary will take effect as of the date the notice is signed, whether or not the Insured is living when we receive the notice. We will not, however, be liable for any payment made or action taken before receipt of the notice.


ASSIGNMENT
    The Policy may be assigned. We will not be bound by the assignment until a written copy has been received and we will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.


MISSTATEMENT OF AGE OR SEX
    If the age or sex of the Insured has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex.


SURPLUS
    This Policy is non-participating and does not pay dividends. Your policy will not share in PLAC's profits or surplus earnings.


PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated, e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

    You may elect a payment option for payment of the death proceeds to the Beneficiary. You may revoke or change a prior election, unless such right has been waived. The Beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the Beneficiary.

    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    The minimum amount of surrender or death benefit proceeds that may be applied under any payment option is $1,000.

    If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.


PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a Policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

OPTION 1--LUMP SUM.
    Payment in one lump sum.

OPTION 2--LEFT TO EARN INTEREST.
    A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

OPTION 3--PAYMENT FOR A SPECIFIC PERIOD.
    Equal installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN.
    Equal installments are paid until the later of:

[diamond] the death of the payee; or

[diamond] the end of the period certain.

    The first payment will be on the date of settlement.

    The period certain must be chosen at the time this option is elected. The periods certain that you may choose from are as follows:

[diamond] ten years;

[diamond] twenty years; or

[diamond] until the installments paid refund the amount applied under this option.

    If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

    If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

    Any life annuity provided under Option 4 is computed using an interest rate guaranteed to be no less than 3-3/8% per year, but any life annuity providing a period certain of 20 years or more is computed using an interest rate guaranteed to be no less than 3-1/4% per year.

OPTION 5--LIFE ANNUITY.
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is computed using an interest rate guaranteed to be no less than 3-1/2% per year.

OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT.
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the remaining principal at a guaranteed rate of at least 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN.
    The first payment will be on the date of settlement. Equal installments are paid until the latest of:

[diamond] the end of the 10-year period certain;

[diamond] the death of the Insured; or

[diamond] the death of the other named annuitant.

    The other annuitant must have attained age 40, must be named at the time this option is elected and cannot later be changed. Any joint survivorship annuity that may be provided under this option is computed using a guaranteed interest rate to equal at least 3-3/8% per year.

    For additional information concerning the above payment options, see the Policy.


                     PART III--OTHER IMPORTANT INFORMATION
--------------------------------------------------------------------------------

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
    The ultimate effect of federal income taxes on values under the VUL Account and on the economic benefit to you or your Beneficiary depends on our tax status and upon the tax status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. For complete information on federal and state tax considerations, a qualified tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because the discussion herein is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the tax status of any Policy. The Internal Revenue Service (the "IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the Policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


PLAC'S TAX STATUS
    We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the VUL Account nor the Guaranteed Interest Account is a separate entity from PLAC and their operations form a part of PLAC.

    Investment income and realized capital gains on the assets of the VUL Account are reinvested and taken into account in determining the value of the VUL Account. Investment income of the VUL Account, including realized net capital gains, is not taxed to us. Due to our tax status under current provisions of the Code, no charge currently will be made to the VUL Account for our federal income taxes which may be attributable to the VUL Account. We reserve the right to make a deduction for taxes if our federal tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the tax treatment to our variable life insurancecontracts, or if changes occur in our tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the VUL Account.


POLICY BENEFITS

DEATH BENEFIT PROCEEDS
    The Policy, whether or not it is a "modified endowment contract" (see the discussion on modified endowment contracts), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under
Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the Beneficiary under Code Section 101(a)(1). Also, a Policyowner should not be considered to be in constructive receipt of the cash value, including investment income. See, however, the sections below on possible taxation of amounts received under the Policy, via full surrender, partial surrender or loan.

    Code Section 7702 imposes certain conditions with respect to premiums received under a Policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the Policyowner within 60 days after the end of the Policy Year, and maintain the qualification of the Policy as life insurance for federal income tax purposes.

FULL SURRENDER
    Upon full surrender of a Policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a Policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
    If the Policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the Policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction, the Policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

LOANS
    We believe that any loan received under a Policy will be treated as your indebtedness. If the Policy is a modified endowment contract, loans are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the Policy is not a modified endowment contract, we believe that no part of any loan under a Policy will constitute income to you.

    The deductibility by a Policyowner of loan interest under a Policy may be limited under Code Section 264, depending on the circumstances. A Policyowner intending to fund premium payments through borrowing should consult a tax advisor with respect to the tax consequences thereof. Under the "personal" interest limitation provisions of the Code, interest on Policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.


BUSINESS-OWNED POLICIES
    If a business or a corporation owns the Policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned Policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.


MODIFIED ENDOWMENT CONTRACTS

GENERAL
    Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test." The measuring stick for this test is a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums but which, after the seventh year is "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A Policy becomes a modified endowment contract, if, at any time during the first seven years, the cumulative premium paid on the Policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a Policy Year but which are returned by us with interest within 60 days after the end of the Policy Year will be excluded from the 7-pay test. A life insurance policy
                                       23
received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
    If there is a reduction in death benefits during the first seven Policy Years, the premiums are redetermined for purposes of the 7-pay test as if the Policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven Policy Years.

DISTRIBUTIONS AFFECTED
    If a Policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent Policy Years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the Policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
    Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

[diamond] made on or after the taxpayer attains age 59 1/2;

[diamond] attributable to the taxpayer's disability (within the meaning of Code
          Section 72(m)(7)); or

[diamond] part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his Beneficiary.

MATERIAL CHANGE RULES
    Any determination of whether the Policy meets the 7-pay test will begin again any time the Policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions.

[diamond] First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven Policy Years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the Policy, this does not constitute a material change if:

          [bullet] the cost-of-living determination period does not exceed the remaining premium payment period under the Policy; and

          [bullet] the cost-of-living increase is funded ratably over the remaining premium payment period of the Policy.

    A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the Policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the Policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
    All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same Policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the Policyowner. The Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A qualified tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.


LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a Policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the Policy, unless Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.


DIVERSIFICATION STANDARDS
    To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each Series of the Fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the Series assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the VUL Account; therefore, each Series of the Fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

    The general diversification requirements are modified if any of the assets of the VUL Account are direct obligations of the United States Treasury. In this case, there is no limit on the investment that may be made in Treasury securities, and for purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the VUL Account's investment in Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the Funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the Policy may need to be modified to comply with such future Treasury announcements. For these reasons, we reserve the right to modify the Policy, as necessary, to prevent you from being considered the owner of the assets of the VUL Account.

    We intend to comply with the Diversification Regulations to assure that the Policies continue to qualify as a life insurance contract for federal income tax purposes.


CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the Policyowner or the Insured or an exchange or assignment of the Policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the Policies relate to the same Insured. If the surrendered Policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of a qualified tax consultant.


OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policyowner or Beneficiary. We do not make any representations or guarantees regarding the tax consequences of any Policy with respect to these types of taxes.


VOTING RIGHTS
--------------------------------------------------------------------------------
    We will vote the Funds' shares held by the Subaccounts at any regular and special meetings of shareholders of the Funds. To the extent required by law, such voting will be pursuant to instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result, we decide that we are permitted to vote the Funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

    Funds' shares held in a Subaccount for which no timely instructions are received, and Funds' shares which are not otherwise attributable to Policyowners, will be voted by PLAC in proportion to the voting instructions that are received with respect to all Policies participating in that Subaccount. Instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by PLAC.

    You will receive proxy materials, reports and other materials related to the Funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the Funds or to approve or disapprove an investment advisory contract for the Funds. In addition, PLAC itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policies or the Investment Advisor of the Funds if PLAC reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we decide that the change would have an adverse effect on the General Account because the proposed investment policy for a Series may result in overly speculative or unsound investments. In the event PLAC does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policyowners.


THE DIRECTORS AND EXECUTIVE OFFICERS OF PLAC
--------------------------------------------------------------------------------
    PLAC is managed by its Board of Directors. The following are the Directors and Executive Officers of PLAC:

NAME AND TITLE                PRINCIPAL OCCUPATION

Robert W. Fiondella,          Chairman of the Board,
Director, Chairman            President and Chief
and President                 Executive Officer

Richard H. Booth,             Executive Vice President
Director, Executive
Vice President

Philip R. McLoughlin,         Executive Vice President and
Director and Executive        Chief Investment Officer
Vice President

David W. Searfoss,            Executive Vice President and
Director and Executive        Chief Financial Officer
Vice President and CFO

Dona D. Young,                Executive Vice President,
Director and Executive        Individual Insurance and
Vice President                General Counsel

Joseph E. Kelleher,           Senior Vice President
Director and Senior
Vice President

Robert G. Lautensack,         Senior Vice President
Director and Senior
Vice President

Simon Y. Tan,                 Senior Vice President,
Director and Senior           Individual Market
Vice President                Development


Robert G. Chipkin,            Senior Vice President
Director


Carl T. Chadburn,             Executive Vice President
Director

    The above positions reflect the last held position in our parent company, Phoenix Home Life Mutual Insurance Company, during the last five years.


SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    We hold the assets of the VUL Account. The assets of the VUL Account are kept physically segregated and held separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the Funds.


SALES OF POLICIES
--------------------------------------------------------------------------------

    Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG, an indirect subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the Policies. PEPCO is an indirect subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), in which Phoenix owns a majority interest.

    Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell Policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these Policies. PLAC will pay a maximum total sales commission of 15% of premiums to PEPCO. Additionally, agents or selling brokers may receive asset-based compensation. The maximum asset-based compensation is 0.90% of the policy value. To the extent that the sales charge under the Policies is less than the sales commissions paid with respect to the Policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the Policies.



STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to stock life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PLAC includes certain limitations on the investments which we may make, including investments for the VUL Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the VUL Account.


REPORTS
--------------------------------------------------------------------------------
    All Policyowners will be furnished with those reports required by the 1940 Act and related regulations or by any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The VUL Account is not engaged in any litigation. PLAC is not involved in any litigation that would have a material adverse effect on our ability to meet our obligations under the Policies.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel of Phoenix Home Life Mutual Insurance Company, has passed upon the organization of PLAC, its authority to issue variable life insurance Policies and the validity of the Policy, and upon legal matters relating to the federal securities and income tax laws for PLAC.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A Registration Statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") with respect to the securities offered. This Prospectus is a summary of the contents of the Policy and other legal documents and does not contain all the information set forth in the Registration Statement and its exhibits. We refer you to the registration statement and its exhibits for further information concerning the VUL Account, PLAC and the Policy.


YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. This is commonly referred to as the "Year 2000 Issue." Companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. We believe that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    PLAC's ultimate parent, Phoenix Home Life Insurance Company, ("Phoenix") has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of our subsidiaries, was conducted. Phoenix has identified and pursued a number of strategies to address the issue, including:


[diamond] upgrading systems with compliant versions;

[diamond] developing or acquiring new systems to replace those that are obsolete;

[diamond] repairing existing systems by converting code or hardware; and

[diamond] preparing contingency plans to address difficulties that may arise.

    Based on current assessments, those computer systems deemed critical to customer service and business continuity are compliant. Testing will continue through 1999. Additionally Phoenix has obtained Year 2000 assurances from business partners.

    THE BOTTOM LINE IS THAT PHOENIX WILL BE BOTH READY AND TESTED FOR THE NEW MILLENNIUM.

    More details about our Year 2000 program are available on our Web site: www.phl.com.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of PLAC contained herein should be considered only as bearing upon PLAC's ability to meet its obligations under the Policy, and they should not be considered as bearing on the investment performance of the VUL Account. The financial statements of the VUL Account are for the Subaccounts available for the period ended December 31, 1998.

PHOENIX LIFE AND
ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS DECEMBER 31, 1998

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
Report of Independent Accountants............................................30

Balance Sheet................................................................31

Statement of Income, Comprehensive Income and Equity.........................32

Statement of Cash Flows......................................................33

Notes to Financial Statements.............................................34-41

[PriceWaterhouseCoopers Logo & Address]




                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Stockholder of
Phoenix Life and Annuity Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for the years ended December 31, 1998 and 1997 and for the periods from March 30, 1996 to December 31, 1996 and from January 1, 1996 to March 29, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

[PriceWaterhouseCoopers Logo]

February 11, 1999

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                              DECEMBER 31,
                                                          1998           1997
                                                             (IN THOUSANDS)
ASSETS
Available-for-sale debt securities, at fair value         $ 9,781        $ 7,209
Short-term investments                                      1,754          3,671
                                                          -------        -------

Total investments                                          11,535         10,880
Cash and cash equivalents                                      99             48
Accrued investment income                                     169            152
Goodwill                                                      701            798
Other assets                                                   13
                                                          -------        -------
Total assets                                              $12,517        $11,878
                                                          =======        =======

LIABILITIES
Deferred income taxes                                     $   151        $    66
Other liabilities                                               2              3
                                                          -------        -------
Total liabilities                                             153             69

EQUITY
Common stock, $100 par value, 40,000 shares
 authorized, 25,000 shares issued and outstanding           2,500          2,500
Additional paid-in-capital                                  8,664          8,664
Retained earnings                                             867            514
Accumulated other comprehensive income                        333            131
                                                          -------        -------
Total equity                                               12,364         11,809
                                                          -------        -------
Total liabilities and equity                              $12,517        $11,878
                                                          =======        =======



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
YEARS ENDED DECEMBER 31, 1998 AND 1997 AND PERIODS FROM MARCH 30, 1996 TO DECEMBER 31, 1996 (SUCCESSOR PERIOD) AND JANUARY 1, 1996 TO MARCH 29, 1996 (PREDECESSOR PERIOD)
--------------------------------------------------------------------------------

                                                                1998            1997            1996             1996
                                                             SUCCESSOR        SUCCESSOR      SUCCESSOR       PREDECESSOR
                                                               PERIOD          PERIOD          PERIOD           PERIOD
                                                                                   (IN THOUSANDS)

REVENUES
Net investment income                                          $   688          $   624          $   433        $    95
Net realized investment losses                                                                        (1)
                                                               -------          -------          -------        -------
Total revenues                                                     688              624              432             95
                                                               -------          -------          -------        -------

EXPENSES
Amortization of goodwill                                            97               90               81
Other operating expenses                                            63                4                              (3)
                                                               -------          -------          -------        -------
Total expenses                                                     160               94               81             (3)
                                                               -------          -------          -------        -------

INCOME BEFORE INCOME TAXES                                         528              530              351             98
Income taxes                                                       175              189              129
                                                               -------          -------          -------        -------
NET INCOME                                                         353              341              222             98
                                                               -------          -------          -------        -------

OTHER COMPREHENSIVE INCOME, NET OF INCOME TAX
Unrealized gains on securities arising during period               202               86               39
Reclassification adjustment for losses included
 in net income                                                                                         6
                                                               -------          -------          -------        -------
Total other comprehensive income                                   202               86               45
                                                               -------          -------          -------        -------

COMPREHENSIVE INCOME                                               555              427              267             98

Acquisition adjustment to record purchase price                                    (107)           1,076
Capital contribution                                                                 49            4,000
                                                               -------          -------          -------        -------

NET INCREASE IN EQUITY                                             555              369            5,343             98
EQUITY, BEGINNING OF PERIOD                                     11,809           11,440            6,097          5,999
                                                               -------          -------          -------        -------

EQUITY, END OF PERIOD                                          $12,364          $11,809          $11,440        $ 6,097
                                                               =======          =======          =======        =======



        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1998 AND 1997 AND PERIODS FROM MARCH 30, 1996 TO DECEMBER 31, 1996 (SUCCESSOR PERIOD) AND JANUARY 1, 1996 TO MARCH 29, 1996 (PREDECESSOR PERIOD)
--------------------------------------------------------------------------------

                                                                1998            1997             1996           1996
                                                             SUCCESSOR        SUCCESSOR       SUCCESSOR     PREDECESSOR
                                                               PERIOD          PERIOD           PERIOD         PERIOD
                                                                                   (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES
Net income                                                     $   353          $   341          $   222        $    98

ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH PROVIDED BY OPERATIONS
Goodwill amortization                                               97               90               81
Deferred income taxes                                              (24)              (2)              (2)
Increase in accrued investment income                              (17)             (34)            (104)            (9)
Decrease in receivable from affiliate                                                                               899
Other, net                                                         (29)             (60)             (18)
                                                               -------          -------          -------        -------
Net cash provided by operating activities                          380              335              179            988
                                                               -------          -------          -------        -------

CASH FLOW FROM INVESTING ACTIVITIES
Purchases of available-for-sale debt securities                 (2,246)          (1,527)          (5,167)
Change in short-term investments, net                            1,917            1,036           (1,002)
                                                               -------          -------          -------        -------
Net cash used for investing activities                            (329)            (491)          (6,169)
                                                               -------          -------          -------        -------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contribution from parent                                                     49            4,000
                                                               -------          -------          -------        -------
Net cash provided by financing activities                                            49            4,000
                                                               -------          -------          -------        -------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                51             (107)          (1,990)           988
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                      48              155            2,145          1,157
CASH AND CASH EQUIVALENTS, END OF PERIOD                       $    99          $    48          $   155        $ 2,145
                                                               =======          =======          =======        =======

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                              $   213          $   182          $   113        $
                                                               -------          -------          -------        -------


        The accompanying notes are an integral part of these statements.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Life and Annuity Company is a life insurance company domiciled in the State of Connecticut and is licensed in 35 states. On March 29, 1996, PM Holdings, Inc. acquired Savers Life Insurance Company of America from Central United Life Insurance Company, renamed the acquired company Phoenix Life and Annuity Company and redomiciled the company from Missouri to Connecticut. PM Holdings accounted for the acquisition of Phoenix Life and Annuity under the purchase method of accounting. The assets and liabilities of Phoenix Life and Annuity were recorded at their fair value as of the date of acquisition and intangible assets associated with the acquisition were recorded in the accounts of the acquired company. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    The financial statements for the period subsequent to the March 29, 1996 acquisition are sometimes referred to as the "successor period." The financial statements for the period prior to the acquisition are sometimes referred to as the "predecessor period."

    VALUATION OF INVESTMENTS

    Investments in debt securities include U.S. government and agency bonds. Phoenix Life and Annuity classifies its debt security investments as available-for-sale. These investments are presented at fair value with unrealized gains or losses included as a separate component of equity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

    Short-term investments are carried at amortized cost, which approximates market value. Phoenix considers highly liquid investments purchased with a maturity date of one year or less to be short-term investments.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand and money market instruments.

    GOODWILL

    Goodwill represents the excess of the cost of the business acquired on March 29, 1996 over the fair value of its tangible net assets. During 1997, Phoenix Life and Annuity recorded a $58 thousand dollar reduction in goodwill, representing a refund and a subsequent adjustment of a portion of the purchase price. Goodwill is amortized on a straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of long-lived assets including goodwill. Assets are considered impaired if carrying value exceeds the expected future undiscounted cash flows. Such analyses are performed at least annually or more frequently if warranted by events or circumstances affecting Phoenix Life and Annuity's business. At this time, management believes that no impairment of goodwill has occurred and that no reduction of the carrying value is warranted.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    INCOME TAXES

    Phoenix Life and Annuity is included in the life/nonlife consolidated federal income tax return filed by Phoenix. In accordance with a tax sharing agreement with Phoenix, the provision for federal income taxes is computed as if Phoenix Life and Annuity were filing a separate federal income tax return, except those benefits arising from income tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in Phoenix's consolidated federal income tax return.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from unrealized gains or losses on investments and goodwill.

    RECENT ACCOUNTING PRONOUNCEMENTS

    Phoenix Life and Annuity adopted Statement of Financial Accounting Standard
    (SFAS) No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

3.  INVESTMENTS

    Information pertaining to Phoenix Life and Annuity's investments, net investment income and unrealized investment gains and losses follows:

    DEBT SECURITIES

    The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                                   GROSS
                                                          AMORTIZED              UNREALIZED              FAIR
                                                             COST                  GAINS                VALUE
                                                                               (IN THOUSANDS)
    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                        $5,127                 $  340                $5,467
    Corporate securities                                     4,143                    171                 4,314
                                                            ------                 ------                ------
    TOTAL DEBT SECURITIES                                   $9,270                 $  511                $9,781
                                                            ======                 ======                ======

    The amortized cost and fair value of investments in debt securities as of December 31, 1997 were as follows:

                                                                                   GROSS
                                                          AMORTIZED              UNREALIZED               FAIR
                                                             COST                  GAINS                 VALUE
                                                                               (IN THOUSANDS)
    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                        $6,008                 $  177                $6,185
    Corporate securities                                       999                     25                 1,024
                                                            ------                 ------                ------
    TOTAL DEBT SECURITIES                                   $7,007                 $  202                $7,209
                                                            ======                 ======                ======

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The amortized cost and fair value of these investments, by contractual maturity, as of December 31, 1998 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix Life and Annuity may have the right to put or sell the obligations back to the issuers.

                                                                                AMORTIZED                  FAIR
                                                                                   COST                    VALUE
                                                                                          (IN THOUSANDS)
    Due after one year through five years                                         $5,128                  $5,468
    Due after five years through ten years                                         1,057                   1,058
    Due after ten years                                                            3,085                   3,255
                                                                                  ------                  ------
    Total                                                                         $9,270                  $9,781
                                                                                  ======                  ======

    NET INVESTMENT INCOME

    The components of net investment income for the years ended December 31, 1998 and 1997 and from March 30, 1996 to December 31, 1996 (successor period) and January 1, 1996 to March 29, 1996 (predecessor period) were as follows:

                                                                1998           1997            1996            1996
                                                              SUCCESSOR      SUCCESSOR      SUCCESSOR      PREDECESSOR
                                                               PERIOD         PERIOD          PERIOD          PERIOD
                                                                                   (IN THOUSANDS)
    Debt security investments                                    $583          $376            $226
    Short-term investments                                        115           259             214             $ 95
                                                                 ----          ----            ----             ----
                                                                  698           635             440               95
    Less investment expenses                                       10            11               7
                                                                 ----          ----            ----             ----
    Net investment income                                        $688          $624            $433             $ 95
                                                                 ====          ====            ====             ====

    UNREALIZED INVESTMENT GAINS AND LOSSES

    Unrealized gains on investments carried at fair value at December 31, were as follows:

                                                                 1998                  1997                    1996
                                                                                   (IN THOUSANDS)
    Unrealized investment gains                                  $311                   $132                   $ 60
    Deferred income taxes                                         109                     46                     21
                                                                 ----                   ----                   ----
    Net unrealized investment gains                              $202                   $ 86                   $ 39
                                                                 ====                   ====                   ====

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  GOODWILL

    Phoenix Life and Annuity, formerly Savers Life Insurance Company of America, was acquired by way of a stock purchase agreement on March 29, 1996 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and goodwill of approximately $1.0 million was pushed-down to Phoenix Life and Annuity from PM Holdings.

    Goodwill was as follows:

                                                                                            DECEMBER 31,
                                                                                    1998                    1997
                                                                                           (IN THOUSANDS)
    Goodwill                                                                        $969                    $969
    Accumulated amortization                                                        (268)                   (171)
                                                                                    ----                    ----
    Total                                                                           $701                    $798
                                                                                    ====                    ====

5.  INCOME TAXES

    A summary of income taxes in the Statement of Income, Comprehensive Income and Equity for the years ended December 31, 1998 and 1997 and the period from March 30, 1996 to December 31, 1996 (successor period) is presented below. No income taxes were recorded for the period from January 1, 1996 to March 29, 1996 (predecessor period).

                                                             1998                   1997                   1996
                                                          SUCCESSOR              SUCCESSOR               SUCCESSOR
                                                            PERIOD                 PERIOD                 PERIOD
                                                                               (IN THOUSANDS)
    Current income taxes                                     $199                   $191                   $131
    Deferred income taxes                                     (24)                    (2)                    (2)
                                                             ----                   ----                   ----
    Total                                                    $175                   $189                   $129
                                                             ====                   ====                   ====

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The income taxes attributable to the successor and predecessor periods are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. In the predecessor period, Savers Life was a consolidated subsidiary of a thrift under the control of the Resolution Trust Corporation. During the predecessor period, an interagency agreement between the Resolution Trust Corporation and the Internal Revenue Service stated that the Internal Revenue Service would not impose income taxes on consolidated subsidiaries of thrifts under Resolution Trust Corporation control. Accordingly, no provision for the predecessor period was recorded. The sources and the tax effect of the differences between the provision and the result of multiplying the income before taxes by the statutory federal income tax rate for the years ended December 31, 1998 and 1997 and periods from March 30, 1996 to December 31, 1996 (successor period) and January 1, 1996 to March 29, 1996 (predecessor period) were as follows:

                                           1998                 1997                 1996                  1996
                                        SUCCESSOR            SUCCESSOR             SUCCESSOR            PREDECESSOR
                                          PERIOD               PERIOD               PERIOD                PERIOD
                                                                      (IN THOUSANDS)
    Income tax expense
     at statutory rate                 $185      35%        $186      35%        $123      35%        $ 34       35%
    Goodwill                            (10)     (2%)          3       1%           7       2%
    Other                                                                          (1)      0%         (34)     (35%)
                                       ----                 ----                 ----                 ----
    Income taxes                       $175      33%        $189      36%        $129      37%        $           0%
                                       ====                 ====                 ====                 ====

    The deferred income tax liability represents the tax effects of temporary differences. The components were as follows:

                                                               1998                 1997
                                                              SUCCESSOR            SUCCESSOR
                                                               PERIOD               PERIOD
                                                                      (IN THOUSANDS)

    Net unrealized investment gains                              $179                  $ 70
    Investments                                                     9                    12
    Goodwill                                                      (37)                  (16)
                                                                 ----                  ----
    Deferred tax liability, net                                  $151                  $ 66
                                                                 ====                  ====

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  COMPREHENSIVE INCOME

    The components of, and related tax effects for, other comprehensive income are as follows:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                         1998             1997             1996
                                                                       SUCCESSOR        SUCCESSOR        SUCCESSOR
                                                                        PERIOD           PERIOD           PERIOD
                                                                                     (IN THOUSANDS)
    UNREALIZED GAINS ON SECURITIES
     AVAILABLE-FOR-SALE ARISING DURING PERIOD:
    Before-tax amount                                                     $311             $132             $ 60
    Tax expense                                                            109               46               21
                                                                          ----             ----             ----
    Net-of-tax amount                                                      202               86               39
                                                                          ----             ----             ----

    RECLASSIFICATION ADJUSTMENT FOR GAINS OR
     LOSSES REALIZED IN NET INCOME:
    Before-tax amount                                                                                          9
    Tax expense                                                                                                3
                                                                          ----             ----             ----
    Net-of-tax amount                                                                                          6
                                                                          ----             ----             ----

    NET UNREALIZED GAINS ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                                      311              132               69
    Tax expense                                                            109               46               24
                                                                          ----             ----             ----
    Net-of-tax amount                                                     $202             $ 86             $ 45
                                                                          ====             ====             ====

    The following table summarizes accumulated other comprehensive income balances:

                                                                                  DECEMBER 31,
                                                                           1998                   1997
                                                                        SUCCESSOR               SUCCESSOR
                                                                          PERIOD                 PERIOD
                                                                                 (IN THOUSANDS)
    ACCUMULATED OTHER COMPREHENSIVE INCOME
    Balance, beginning of year                                             $131                   $ 45
    Change during period                                                    202                     86
                                                                           ----                   ----
    Balance, end of year                                                   $333                   $131

7.  RELATED PARTY TRANSACTIONS

    Phoenix and its affiliates provide services and facilities to Phoenix Life and Annuity and are reimbursed through a cost allocation process. Investment related expenses are allocated to Phoenix Life and Annuity from PM Holdings.

    Phoenix Investment Counsel, Inc., a wholly-owned subsidiary of Phoenix Investment Partners entered into a contract to manage the general account investments of Phoenix Life and Annuity. PM Holdings owns approximately 60% of the outstanding common stock of Phoenix Investment Partners.

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

    Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

9.  STATUTORY FINANCIAL INFORMATION

    Phoenix's insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1998, Phoenix Life and Annuity had no material practices that were not prescribed by the Insurance Department of the State of Connecticut. Statutory equity differs from equity reported in accordance with generally accepted accounting principles for life insurance companies primarily because investment reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following is a reconciliation of the statutory net income of Phoenix Life and Annuity, as reported to regulatory authorities, to the net income as reported in these financial statements:

                                                                  1998               1997              1996
                                                                                (IN THOUSANDS)
    Statutory net income                                          $426              $428               $369
    Amortization of goodwill                                       (97)              (90)               (81)
    Deferred income taxes                                           24                 3
    Other, net                                                                                           32
                                                                  ----              ----               ----
    Net income, as reported                                       $353              $341               $320
                                                                  ====              ====               ====

PHOENIX LIFE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following is a reconciliation of the statutory equity and asset valuation reserve of Phoenix Life and Annuity, as reported to regulatory authorities, to equity as reported in these financial statements at:

                                                                                   DECEMBER 31,
                                                                            1998                 1997
                                                                                  (IN THOUSANDS)
    Statutory equity and asset valuation reserve                          $11,301              $10,875
    Goodwill                                                                  701                  798
    Investment valuation allowances                                           513                  202
    Deferred income tax and other liabilities                                (151)                 (66)
                                                                          -------              -------
    Equity, as reported                                                   $12,364              $11,809
                                                                          =======              =======

    The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution which may be made by Phoenix Life and Annuity during 1998 without prior approval is subject to restrictions relating to statutory surplus.

10. INDEMNIFICATION

    Prior to the acquisition, Savers Life had reinsurance contracts with three unaffiliated reinsurers which it had assumed between 1986 and 1989 and which it assigned to Winterthur Life Re Insurance Company in October 1995. Under the terms of the stock purchase agreement, Central United Life has indemnified Phoenix for any liability in excess of $15,000 resulting from these reinsurance contracts. Phoenix considers any liability to Phoenix Life and Annuity as a result of these contracts to be remote and has indemnified Phoenix Life and Annuity.

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT



As of December 31, 1998, there had been no sales of the product described in this Prospectus and, therefore, no deposits were made to Phoenix Life and Annuity Variable Universal Life Account. Accordingly, no financial statements are available for the VUL Account.

APPENDIX A

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ATTAINED AGE: The age of the Insured on the birthday nearest the most recent Policy Anniversary.

BENEFICIARY: The person or persons specified by the Policyowner as entitled to receive the death benefits under a Policy.


DEBT: Outstanding loans against a Policy, plus accrued interest.

FUNDS: The Phoenix Edge Series Fund, BT Insurance Funds Trust, Federated Insurance Series, Templeton Variable Products Series Fund and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of PLAC.


ISSUE PREMIUM: The premium payment made in connection with issuing the Policy.

MONTHLY CALCULATION DAY: The first Monthly Calculation Day is the same day as the Policy Date. Subsequent Monthly Calculation Days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the Monthly Calculation Day.

NET ASSET VALUE: The worth of one share of a Series of a Fund at the end of a valuation period. Net Asset Value is computed by adding the value of a Series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

PAYMENT DATE: The Valuation Date on which we receive a premium payment or loan repayment, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next Valuation Date.

PLANNED ANNUAL PREMIUM: The premium amount that the Policyowner agrees to pay each Policy Year. It must be at least equal to the minimum required premium for the face amount of insurance selected but may be no greater than the maximum premium allowed for the face amount selected.

POLICY ANNIVERSARY: Each anniversary of the Policy Date.

POLICY DATE: The Policy Date as shown on the Schedule Page of the Policy. It is the date from which we measure Policy Years and Policy Anniversaries.

POLICY VALUE: The sum of a Policy's share in the values of each Subaccount of the VUL Account plus the Policy's share in the values of the Guaranteed Interest Account.

POLICY YEAR: The first Policy Year is the 1-year period from the Policy Date up to, but not including, the first Policy Anniversary. Each succeeding Policy Year is the 1-year period from the Policy Anniversary up to, but not including, the next Policy Anniversary.

SERIES: A separate investment portfolio of the Fund.

SUBACCOUNTS: Accounts within the VUL Account to which nonloaned assets under a Policy are allocated.

TARGET PREMIUM: The level annual premium at which the sales load is reduced on a current basis.

VALUATION DATE: For any Subaccount, each date on which we calculate the net asset value of a Fund.

VALUATION PERIOD: For any Subaccount, the period in days from the end of one Valuation Date through the next.

VUL ACCOUNT (ACCOUNT): PLAC Variable Universal Life Account, a separate account of the company.

APPENDIX B

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. FOR THIS INFORMATION SEE APPENDIX C "ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES." Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. Current yield for the Phoenix-Goodwin Money Market Subaccount will be based on the income earned by the Subaccount over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the Mortality and Expense Risk charge on the VUL Account level.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical participant's account's original Unit. The following is an example of this yield calculation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

      Example:
      Assumptions:
      Value of hypothetical pre-existing account with exactly one
        unit at the beginning of the period:.....................    1.501512
      Value of the same account (excluding capital changes) at the
        end of the 7-day period:.................................     1.50245
      Calculation:
        Ending account value ....................................     1.50245
        Less beginning account value ............................    1.501512
        Net change in account value .............................    0.000938
      Base period return:
        (adjusted change/beginning account value) ...............    0.000625
      Current yield = return x (365/7) = ........................       3.26%
      Effective yield = [(1 + return)(365/7)] - 1 = .............       3.31%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the VUL Account level.

    For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of the Mortality and Expense Risk, Issue Expense and Monthly Administrative Charges.

    For those Subaccounts within the VUL Account that have not been available for one of the quoted periods, the average annual total return quotations will show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


    The following performance tables display historical investment results of the Subaccounts of the VUL Account. This information may be useful in helping potential investors in deciding which Subaccounts to choose and in assessing the competence of the investment advisors. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the Subaccounts and market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return of the Subaccounts are not guaranteed and will fluctuate. Below are quotations of average annual total return calculated as described above for all Subaccounts with at least one year of results. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.

-----------------------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1,3)
-----------------------------------------------------------------------------------------------------------------------------------
SERIES                                                       INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series.....................      7/15/97        27.99%       N/A          N/A           22.48%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series......................      5/1/90         24.38%      11.47%        N/A            9.41%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series...........................      9/17/96        -7.25%       N/A          N/A          -19.21%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series........      5/1/95        -23.54%       N/A          N/A           10.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series........................      3/2/98         N/A          N/A          N/A           22.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series............................      5/1/92         15.64%      11.41%        N/A           11.00%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series..............................      1/1/83         26.35%      16.84%       18.67%         17.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series........................     10/10/82         2.09%       3.24%        3.93%          4.97%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series...........      1/1/83         -6.92%       5.20%        7.78%          8.67%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series................      9/17/84        17.36%      11.33%       12.59%         12.34%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series.....................      1/29/96        40.62%       N/A          N/A           21.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series......................      3/2/98         N/A          N/A          N/A            7.87%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series..................      3/2/98         N/A          N/A          N/A           17.31%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series.......................      3/2/98         N/A          N/A          N/A          -13.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series.......................      3/2/98         N/A          N/A          N/A           18.57%
-----------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund...............      8/22/97        18.18%       N/A          N/A            7.07%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II...........      3/28/94         4.58%       N/A          N/A            4.89%
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II.........................      3/1/94         -0.25%       N/A          N/A            7.72%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund-- Class 2(2)................      5/1/98         N/A          N/A          N/A            0.98%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund-- Class 2(2)...............     11/28/88         3.07%       9.64%       10.40%         10.24%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund-- Class 2(2).............      9/15/96       -23.45%       N/A          N/A          -24.14%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund-- Class 2(2)..................      5/1/92          5.95%       9.77%        N/A           12.28%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund-- Class 2(2)..........................      11/4/88        -1.86%       9.18%       10.48%         10.18%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty.......................................      2/1/99         N/A          N/A          N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap.............................      5/1/95         13.06%       N/A          N/A           19.55%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty..............................................      2/1/99         N/A          N/A          N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap......................................      5/1/95          5.59%       N/A          N/A           25.06%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The average annual total return is the annual compound return that results from holding an initial investment of $10,000 for the time period indicated. Returns are net of $150 Issue Expense Charge, $5 Monthly Administrative Fee, Investment Management Fees and Mortality and Expense Risk Charges.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
(3) Performance data quoted represents the investment return of the appropriate Series adjusted for the PLAC Flex Edge Success charges had the Subaccount started on the inception date of the appropriate Series.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisor's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Occasionally, The VUL Account may include in advertisements containing total return, the ranking of those performance figures relating to such figures for groups of Subaccounts having similar investment objectives as categorized by ranking services such as:

    Lipper Analytical Services, Inc.       Morningstar, Inc.
    CDA Investment Technologies, Inc.      Weisenberger Financial Services, Inc.

    Additionally, the Funds may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as:

    Changing Times                         Forbes
    Fortune                                Money
    Barrons                                Business Week
    Investor's Business Daily              The Stanger Register
    Stanger's Investment Advisor           The Wall Street Journal
    The New York Times                     Consumer Reports
    Registered Representative              Financial Planning
    Financial Services Weekly              Financial World
    U.S. News and World Report             Standard & Poor's
    The Outlook                            Personal Investor

    The Funds may occasionally illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a Series against certain widely acknowledged outside standards or indices for stock and bond market performance such as:

    S&P 500                                Dow Jones Industrial Average
    Europe Australia Far East Index (EAFE) Consumers Price Index
    Shearson Lehman Corporate Index        Shearson Lehman T-Bond Index

    The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1940-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 70-80% of the market value of all issues traded on the NYSE.

     The Funds' Annual Reports, available upon request and without charge, contain a discussion of the performance of the Funds and a comparison of that performance to a securities market index.

                                                     ANNUAL TOTAL RETURN(1,3)
--------------------------------------------------------------------------------------------------------------------------
                 SERIES                                1983    1984   1985    1986    1987   1988    1989    1990    1991
--------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series                  N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                   N/A    N/A     N/A     N/A    N/A     N/A     N/A   -8.63% 18.79%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                        N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                     N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                         N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                         31.84%  9.79%  33.85%  19.51%  6.08%   3.09%  34.53%   3.32%  41.60%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    7.51%  9.34%   7.17%   5.66%  5.67%   6.60%   8.03%   7.51%   5.14%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series       5.16% 10.45%  19.65%  18.34%  0.28%   9.61%   6.92%   4.54%  18.66%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series             N/A  -1.31%  26.33%  14.77% 11.66%   1.53%  18.53%   5.15%  28.27%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                  N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                   N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                    N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund            N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund -- Class 2(2)            N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund -- Class 2(2)           N/A    N/A     N/A     N/A    N/A    0.21%  12.13%  -8.95%  26.42%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund -- Class 2(2)         N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2(2)              N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)                      N/A    N/A     N/A     N/A    N/A   -0.99%  13.48% -11.99%  26.22%
--------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                    N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                          N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                           N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                                     N/A    N/A     N/A     N/A    N/A     N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------------

                                           ANNUAL TOTAL RETURN(1,3) (continued)
------------------------------------------------------------------------------------------------------------
                 SERIES                                 1992    1993    1994    1995   1996    1997    1998
------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series                   N/A     N/A     N/A    N/A     N/A    5.46%  30.64%
------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -13.52%  37.33%  -0.73%  8.72%  17.71%  11.16%  26.92%
------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                         N/A     N/A     N/A    N/A   -0.06% -32.94%  -5.21%
------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series      N/A     N/A     N/A  17.19%  32.10%  21.09% -21.83%
------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                      N/A     N/A     N/A    N/A     N/A     N/A   25.45%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                         9.06%   7.75%  -3.61% 22.37%   9.68%  17.00%  18.07%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                           9.41%  18.75%   0.66% 29.85%  11.69%  20.12%  28.98%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     2.75%   2.06%   3.01%  4.86%   4.19%   4.35%   4.26%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        9.23%  14.99%  -6.21% 22.56%  11.52%  10.21%  -4.91%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series             9.79%  10.12%  -2.19% 17.27%   8.18%  19.78%  19.84%
------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                   N/A     N/A     N/A    N/A    9.55%  16.25%  43.55%
------------------------------------------------------------------------------------------------------------
hoenix-Hollister Value Equity Series                    N/A     N/A     N/A    N/A     N/A     N/A   10.07%
------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                N/A     N/A     N/A    N/A     N/A     N/A   19.67%
------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                     N/A     N/A     N/A    N/A     N/A     N/A   -11.95%
------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                     N/A     N/A     N/A    N/A     N/A     N/A   20.97%
------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund             N/A     N/A     N/A    N/A     N/A   -6.87%  20.64%
------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II         N/A     N/A    1.99%  7.90%   3.37%   7.71%   6.80%
------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                       N/A     N/A   -4.26%  19.42% 13.40%  12.92%   1.88%
------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund -- Class 2(2)             N/A     N/A     N/A    N/A     N/A     N/A    2.62%
------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund -- Class 2(2)           6.97%  24.86%  -4.00% 21.29%  17.64%  14.37%  5.27%
------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund -- Class 2(2)          N/A     N/A     N/A    N/A    1.05% -29.95% -21.69%
------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2(2)             -6.80%  45.85%  -3.27% 14.56%  22.77%  12.76%   8.17%
------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)                      6.02%  32.68%  -3.25% 23.97%  21.17%  10.75%   0.24%
------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                     N/A     N/A     N/A    N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                           N/A     N/A     N/A  33.96%  31.15%  -2.24%  15.41%
------------------------------------------------------------------------------------------------------------
Wanger Twenty                                            N/A     N/A     N/A    N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                                      N/A     N/A     N/A  16.01%  45.64%  28.41%   7.83%
------------------------------------------------------------------------------------------------------------

(1) Rates are net of Mortality and Expense Risk Charges and Investment Management fees for the Subaccounts.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
(3) Performance data quoted represents the investment return of the appropriate Series adjusted for the PLAC Flex Edge Success charges had the Subaccount started on the inception date of the appropriate Series.


   THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

APPENDIX C

ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES") AND CASH SURRENDER VALUES
--------------------------------------------------------------------------------
    The tables on the following pages illustrate how a Policy's death benefits, account values and Cash Surrender Value could vary over time assuming constant hypothetical gross (after tax) annual investment returns of 0%, 6% and 12%. The Policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy Years. The Policy benefits also will differ, depending on your premium allocations to each Subaccount of the VUL Account, if the overall actual rates of return averaged 0%, 6% or 12%, but went above or below those figures for the individual Subaccounts. The tables are for standard risk males and females who are nonsmokers. In states where cost of insurance rates are not based on the Insured's sex, the tables designated "male" apply to all standard risk insureds who are nonsmokers. Account Values and Cash Surrender Values may be lower for risk classes involving higher mortality risk. Planned premium payments are assumed to be paid at the beginning of each Policy Year.

    The death benefit, account value and Cash Surrender Value amounts reflect the following current charges:

    1. Monthly Administrative Charge of $5 per month ($10 per month guaranteed maximum in all states except New York and New Jersey. In New York and New Jersey guaranteed maximum is $7.50 per month.).

    2.  An average Premium Tax Charge of 2.25%.

    3.  A Federal Tax Charge of 1.5%.

    4. Cost of Insurance Charge. The tables illustrate cost of insurance at both the current rates and at the maximum rates guaranteed in the Policies. See "Charges and Deductions--Cost of Insurance."

    5. Mortality and Expense Risk Charge, which is a monthly charge equivalent to .40% on an annual basis (or .25% on an annual basis after the 10th Policy Year) of your policy value. See "Charges and Deductions--Mortality and Expense Risk Charge."

    These illustrations also assume an average investment advisory fee of .70% on an annual basis, of the average daily net asset value of each of the Series of the Funds. These illustrations also assume other ongoing average Fund expenses of .30%. All other Fund expenses, except capital items such as brokerage commissions, are paid by the Advisor or PLAC. Management may decide to limit the amount of expense reimbursement in the future. If expense reimbursement had not been in place for the fiscal year ended December 31, 1998, average total operating expenses for the Series would have been approximately 1.43% of the average net assets. See "Charges and Deductions--Investment Management Charge."

    Taking into account the Mortality and Expense Risk Charge and the investment advisory fees and expenses, the gross annual investment return rates of 0%, 6% and 12% on the Funds' assets are equivalent to net annual investment return rates of approximately -1.00%, 5.00% and 11.00%, respectively. For individual illustrations, interest rates ranging between 0% and 12% may be selected in place of the 0%, 6% and 12% rates.


    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the VUL Account in the future. If such tax charges are imposed in the future, then in order to produce after tax returns equal to those illustrated for 0%, 6% and 12%, a sufficiently higher amount in excess of the hypothetical interest rates would have to be earned. See "Charges and Deductions--Other Charges--Taxes."

    The second column of each table shows the amount that would accumulate if an amount equal to the premiums paid were invested to earn interest, after taxes, at 5% compounded annually. These tables show that if a Policy is returned in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value may be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a Policy for a relatively short time may be high.

    On request, we will furnish the Policyowner with a comparable illustration based on the age and sex of the proposed insured person(s), standard risk assumptions and the initial face amount and planned premium chosen.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 1 of 2


MALE 35 ADVANTAGE SELECT                                                                                       FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                     ASSUMING CURRENT CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        760        810    100,000        810        860    100,000        860        910    100,000
        2      1,000      2,153      1,506      1,539    100,000      1,653      1,687    100,000      1,807      1,840    100,000
        3      1,000      3,310      2,238      2,255    100,000      2,532      2,549    100,000      2,851      2,868    100,000
        4      1,000      4,526      2,955      2,955    100,000      3,447      3,447    100,000      4,001      4,001    100,000
        5      1,000      5,802      3,657      3,657    100,000      4,398      4,398    100,000      5,267      5,267    100,000

        6      1,000      7,142      4,343      4,343    100,000      5,387      5,387    100,000      6,661      6,661    100,000
        7      1,000      8,549      5,011      5,011    100,000      6,412      6,412    100,000      8,193      8,193    100,000
        8      1,000     10,027      5,708      5,708    100,000      7,526      7,526    100,000      9,934      9,934    100,000
        9      1,000     11,578      6,383      6,383    100,000      8,680      8,680    100,000     11,847     11,847    100,000
       10      1,000     13,207      7,034      7,034    100,000      9,873      9,873    100,000     13,950     13,950    100,000

       11      1,000     14,917      7,708      7,708    100,000     11,158     11,158    100,000     16,322     16,322    100,000
       12      1,000     16,713      8,358      8,358    100,000     12,490     12,490    100,000     18,936     18,936    100,000
       13      1,000     18,599      8,984      8,984    100,000     13,871     13,871    100,000     21,820     21,820    100,000
       14      1,000     20,579      9,585      9,585    100,000     15,301     15,301    100,000     25,002     25,002    100,000
       15      1,000     22,657     10,159     10,159    100,000     16,783     16,783    100,000     28,514     28,514    100,000

       16      1,000     24,840     10,706     10,706    100,000     18,319     18,319    100,000     32,395     32,395    100,000
       17      1,000     27,132     11,226     11,226    100,000     19,910     19,910    100,000     36,684     36,684    100,000
       18      1,000     29,539     11,715     11,715    100,000     21,558     21,558    100,000     41,428     41,428    100,000
       19      1,000     32,066     12,173     12,173    100,000     23,265     23,265    100,000     46,673     46,673    105,948
       20      1,000     34,719     12,597     12,597    100,000     25,033     25,033    100,000     52,448     52,448    115,911

     @ 65      1,000     69,761     14,074     14,074    100,000     49,047     49,047    100,000    169,394    169,394    281,194


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 29.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 2 of 2


MALE 35 ADVANTAGE SELECT                                                                                       FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                   ASSUMING GUARANTEED CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        573        623    100,000        617        667    100,000        661        711    100,000
        2      1,000      2,153      1,126      1,159    100,000      1,250      1,283    100,000      1,379      1,413    100,000
        3      1,000      3,310      1,657      1,674    100,000      1,897      1,914    100,000      2,159      2,176    100,000
        4      1,000      4,526      2,165      2,165    100,000      2,558      2,558    100,000      3,005      3,005    100,000
        5      1,000      5,802      2,646      2,646    100,000      3,230      3,230    100,000      3,921      3,921    100,000

        6      1,000      7,142      3,100      3,100    100,000      3,912      3,912    100,000      4,913      4,913    100,000
        7      1,000      8,549      3,523      3,523    100,000      4,602      4,602    100,000      5,986      5,986    100,000
        8      1,000     10,027      3,935      3,935    100,000      5,320      5,320    100,000      7,173      7,173    100,000
        9      1,000     11,578      4,314      4,314    100,000      6,043      6,043    100,000      8,459      8,459    100,000
       10      1,000     13,207      4,659      4,659    100,000      6,772      6,772    100,000      9,855      9,855    100,000

       11      1,000     14,917      4,974      4,974    100,000      7,515      7,515    100,000     11,390     11,390    100,000
       12      1,000     16,713      5,252      5,252    100,000      8,262      8,262    100,000     13,062     13,062    100,000
       13      1,000     18,599      5,491      5,491    100,000      9,011      9,011    100,000     14,886     14,886    100,000
       14      1,000     20,579      5,688      5,688    100,000      9,761      9,761    100,000     16,880     16,880    100,000
       15      1,000     22,657      5,840      5,840    100,000     10,507     10,507    100,000     19,059     19,059    100,000

       16      1,000     24,840      5,945      5,945    100,000     11,248     11,248    100,000     21,445     21,445    100,000
       17      1,000     27,132      5,993      5,993    100,000     11,976     11,976    100,000     24,056     24,056    100,000
       18      1,000     29,539      5,980      5,980    100,000     12,684     12,684    100,000     26,916     26,916    100,000
       19      1,000     32,066      5,897      5,897    100,000     13,365     13,365    100,000     30,052     30,052    100,000
       20      1,000     34,719      5,735      5,735    100,000     14,010     14,010    100,000     33,493     33,493    100,000

     @ 65      1,000     69,761         --         --         --     15,866     15,866    100,000     92,905     92,905    157,939


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 29.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 1 of 2


FEMALE 35 ADVANTAGE SELECT                                                                                     FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                  PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                     ASSUMING CURRENT CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        787        837    100,000        838        888    100,000        889        939    100,000
        2      1,000      2,153      1,559      1,592    100,000      1,710      1,743    100,000      1,867      1,901    100,000
        3      1,000      3,310      2,314      2,331    100,000      2,616      2,633    100,000      2,943      2,960    100,000
        4      1,000      4,526      3,053      3,053    100,000      3,558      3,558    100,000      4,126      4,126    100,000
        5      1,000      5,802      3,774      3,774    100,000      4,534      4,534    100,000      5,426      5,426    100,000

        6      1,000      7,142      4,476      4,476    100,000      5,547      5,547    100,000      6,855      6,855    100,000
        7      1,000      8,549      5,158      5,158    100,000      6,597      6,597    100,000      8,426      8,426    100,000
        8      1,000     10,027      5,870      5,870    100,000      7,737      7,737    100,000     10,208     10,208    100,000
        9      1,000     11,578      6,561      6,561    100,000      8,919      8,919    100,000     12,169     12,169    100,000
       10      1,000     13,207      7,233      7,233    100,000     10,147     10,147    100,000     14,330     14,330    100,000

       11      1,000     14,917      7,926      7,926    100,000     11,467     11,467    100,000     16,764     16,764    100,000
       12      1,000     16,713      8,602      8,602    100,000     12,842     12,842    100,000     19,453     19,453    100,000
       13      1,000     18,599      9,261      9,261    100,000     14,274     14,274    100,000     22,426     22,426    100,000
       14      1,000     20,579      9,903      9,903    100,000     15,767     15,767    100,000     25,713     25,713    100,000

       15      1,000     22,657     10,527     10,527    100,000     17,324     17,324    100,000     29,350     29,350    100,000
       16      1,000     24,840     11,133     11,133    100,000     18,946     18,946    100,000     33,373     33,373    100,000
       17      1,000     27,132     11,720     11,720    100,000     20,635     20,635    100,000     37,826     37,826    100,000
       18      1,000     29,539     12,287     12,287    100,000     22,396     22,396    100,000     42,756     42,756    100,050
       19      1,000     32,066     12,833     12,833    100,000     24,230     24,230    100,000     48,207     48,207    109,430
       20      1,000     34,719     13,356     13,356    100,000     26,140     26,140    100,000     54,219     54,219    119,824

     @ 65      1,000     69,761     17,232     17,232    100,000     53,230     53,230    100,000    178,723    178,723    296,681


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 2 of 2


FEMALE 35 ADVANTAGE SELECT                                                                                     FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 1


                                                   ASSUMING GUARANTEED CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        618        668    100,000        664        714    100,000        709        759    100,000
        2      1,000      2,153      1,218      1,251    100,000      1,347      1,381    100,000      1,483      1,516    100,000
        3      1,000      3,310      1,798      1,814    100,000      2,051      2,068    100,000      2,327      2,343    100,000
        4      1,000      4,526      2,356      2,356    100,000      2,773      2,773    100,000      3,246      3,246    100,000
        5      1,000      5,802      2,890      2,890    100,000      3,512      3,512    100,000      4,246      4,246    100,000

        6      1,000      7,142      3,399      3,399    100,000      4,267      4,267    100,000      5,333      5,333    100,000
        7      1,000      8,549      3,881      3,881    100,000      5,037      5,037    100,000      6,517      6,517    100,000
        8      1,000     10,027      4,355      4,355    100,000      5,843      5,843    100,000      7,829      7,829    100,000
        9      1,000     11,578      4,803      4,803    100,000      6,667      6,667    100,000      9,263      9,263    100,000
       10      1,000     13,207      5,225      5,225    100,000      7,510      7,510    100,000     10,830     10,830    100,000

       11      1,000     14,917      5,629      5,629    100,000      8,385      8,385    100,000     12,566     12,566    100,000
       12      1,000     16,713      6,006      6,006    100,000      9,283      9,283    100,000     14,474     14,474    100,000
       13      1,000     18,599      6,357      6,357    100,000     10,203     10,203    100,000     16,571     16,571    100,000
       14      1,000     20,579      6,680      6,680    100,000     11,145     11,145    100,000     18,878     18,878    100,000
       15      1,000     22,657      6,971      6,971    100,000     12,109     12,109    100,000     21,419     21,419    100,000

       16      1,000     24,840      7,231      7,231    100,000     13,094     13,094    100,000     24,218     24,218    100,000
       17      1,000     27,132      7,456      7,456    100,000     14,099     14,099    100,000     27,305     27,305    100,000
       18      1,000     29,539      7,643      7,643    100,000     15,124     15,124    100,000     30,713     30,713    100,000
       19      1,000     32,066      7,789      7,789    100,000     16,165     16,165    100,000     34,475     34,475    100,000
       20      1,000     34,719      7,891      7,891    100,000     17,222     17,222    100,000     38,635     38,635    100,000

     @ 65      1,000     69,761      5,543      5,543    100,000     30,019     30,019    100,000    123,983    123,983    205,663


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 1 of 2


MALE 35 ADVANTAGE SELECT                                                                                       FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2


                                                     ASSUMING CURRENT CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        759        809    100,760        809        859    100,810        859        909    100,860
        2      1,000      2,153      1,504      1,537    101,505      1,651      1,684    101,652      1,805      1,838    101,806
        3      1,000      3,310      2,234      2,251    102,235      2,528      2,544    102,528      2,846      2,863    102,847
        4      1,000      4,526      2,949      2,949    102,949      3,439      3,439    103,440      3,991      3,991    103,992
        5      1,000      5,802      3,647      3,647    103,648      4,385      4,385    104,386      5,251      5,251    105,252

        6      1,000      7,142      4,328      4,328    104,329      5,367      5,367    105,368      6,635      6,635    106,636
        7      1,000      8,549      4,989      4,989    104,990      6,384      6,384    106,384      8,155      8,155    108,156
        8      1,000     10,027      5,679      5,679    105,680      7,487      7,487    107,488      9,879      9,879    109,879
        9      1,000     11,578      6,346      6,346    106,347      8,626      8,626    108,627     11,769     11,769    111,770
       10      1,000     13,207      6,986      6,986    106,987      9,801      9,801    109,802     13,841     13,841    113,842

       11      1,000     14,917      7,649      7,649    107,650     11,066     11,066    111,068     16,178     16,178    116,179
       12      1,000     16,713      8,286      8,286    108,287     12,374     12,374    112,374     18,747     18,747    118,748
       13      1,000     18,599      8,897      8,897    108,898     13,724     13,724    113,725     21,571     21,571    121,571
       14      1,000     20,579      9,480      9,480    109,481     15,117     15,117    115,118     24,676     24,676    124,677
       15      1,000     22,657     10,033     10,033    110,034     16,553     16,553    116,554     28,090     28,090    128,091

       16      1,000     24,840     10,555     10,555    110,556     18,033     18,033    118,033     31,846     31,846    131,847
       17      1,000     27,132     11,046     11,046    111,047     19,556     19,556    119,557     35,977     35,977    135,977
       18      1,000     29,539     11,502     11,502    111,503     21,122     21,122    121,123     40,520     40,520    140,521
       19      1,000     32,066     11,921     11,921    111,922     22,731     22,731    122,732     45,519     45,519    145,519
       20      1,000     34,719     12,302     12,302    112,303     24,382     24,382    124,383     51,017     51,017    151,018

     @ 65      1,000     69,761     12,779     12,779    112,780     44,393     44,393    144,394    163,040    163,040    270,647


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 2 of 2


MALE 35 ADVANTAGE SELECT                                                                                       FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2


                                                   ASSUMING GUARANTEED CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        571        621    100,572        615        665    100,616        659        709    100,661
        2      1,000      2,153      1,122      1,155    101,123      1,245      1,278    101,246      1,374      1,407    101,375
        3      1,000      3,310      1,648      1,665    101,649      1,887      1,904    101,888      2,148      2,164    102,149
        4      1,000      4,526      2,150      2,150    102,151      2,541      2,541    102,541      2,984      2,984    102,985
        5      1,000      5,802      2,624      2,624    102,625      3,202      3,202    103,203      3,886      3,886    103,887

        6      1,000      7,142      3,068      3,068    103,069      3,871      3,871    103,872      4,859      4,859    104,860
        7      1,000      8,549      3,479      3,479    103,480      4,542      4,542    104,544      5,907      5,907    105,907
        8      1,000     10,027      3,877      3,877    103,879      5,238      5,238    105,239      7,058      7,058    107,059
        9      1,000     11,578      4,240      4,240    104,241      5,933      5,933    105,934      8,299      8,299    108,299
       10      1,000     13,207      4,565      4,565    104,566      6,628      6,628    106,628      9,636      9,636    109,637

       11      1,000     14,917      4,857      4,857    104,859      7,329      7,329    107,329     11,094     11,094    111,095
       12      1,000     16,713      5,110      5,110    105,111      8,025      8,025    108,026     12,669     12,669    112,669
       13      1,000     18,599      5,319      5,319    105,321      8,713      8,713    108,715     14,370     14,370    114,372
       14      1,000     20,579      5,484      5,484    105,485      9,391      9,391    109,392     16,210     16,210    116,211
       15      1,000     22,657      5,601      5,601    105,602     10,052     10,052    110,054     18,197     18,197    118,198

       16      1,000     24,840      5,666      5,666    105,667     10,694     10,694    110,695     20,344     20,344    120,346
       17      1,000     27,132      5,672      5,672    105,673     11,306     11,306    111,307     22,660     22,660    122,661
       18      1,000     29,539      5,612      5,612    105,613     11,878     11,878    111,879     25,153     25,153    125,154
       19      1,000     32,066      5,478      5,478    105,479     12,402     12,402    112,402     27,835     27,835    127,836

       20      1,000     34,719      5,262      5,262    105,263     12,862     12,862    112,863     30,715     30,715    130,716

     @ 65      1,000     69,761         --         --         --     10,125     10,125    110,126     80,243     80,243    180,244


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 28.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.



This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 1 of 2


FEMALE 35 ADVANTAGE SELECT                                                                                     FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2


                                                     ASSUMING CURRENT CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        787       837     100,787        838        888    100,838        889        939    100,890
        2      1,000      2,153      1,558     1,591     101,558      1,709      1,742    101,710      1,866      1,899    101,867
        3      1,000      3,310      2,311     2,328     102,312      2,613      2,629    102,614      2,939      2,956    102,941
        4      1,000      4,526      3,048     3,048     103,049      3,551      3,551    103,553      4,119      4,119    104,120
        5      1,000      5,802      3,766     3,766     103,767      4,524      4,524    104,525      5,414      5,414    105,415

        6      1,000      7,142      4,464     4,464     104,464      5,532      5,532    105,532      6,835      6,835    106,836
        7      1,000      8,549      5,141     5,141     105,142      6,574      6,574    106,575      8,395      8,395    108,396
        8      1,000     10,027      5,846     5,846     105,847      7,704      7,704    107,705     10,162     10,162    110,163
        9      1,000     11,578      6,530     6,530     106,531      8,874      8,874    108,875     12,103     12,103    112,105
       10      1,000     13,207      7,192     7,192     107,193     10,085     10,085    110,086     14,237     14,237    114,238

       11      1,000     14,917      7,876     7,876     107,877     11,388     11,388    111,389     16,641     16,641    116,643
       12      1,000     16,713      8,541     8,541     108,543     12,743     12,743    112,744     19,293     19,293    119,294
       13      1,000     18,599      9,188     9,188     109,189     14,151     14,151    114,152     22,217     22,217    122,218
       14      1,000     20,579      9,816     9,816     109,817     15,615     15,615    115,615     25,443     25,443    125,444
       15      1,000     22,657     10,424    10,424     110,425     17,136     17,136    117,137     29,003     29,003    129,004

       16      1,000     24,840     11,012    11,012     111,013     18,715     18,715    118,716     32,931     32,931    132,932
       17      1,000     27,132     11,578    11,578     111,579     20,355     20,355    120,356     37,265     37,265    137,266
       18      1,000     29,539     12,122    12,122     112,122     22,057     22,057    122,058     42,048     42,048    142,049
       19      1,000     32,066     12,641    12,641     112,641     23,820     23,820    123,822     47,324     47,324    147,325
       20      1,000     34,719     13,134    13,134     113,134     25,647     25,647    125,648     53,145     53,145    153,146

     @ 65      1,000     69,761     16,330    16,330     116,330     50,178     50,178    150,179    174,371    174,371    289,457


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 2 of 2


FEMALE 35 ADVANTAGE SELECT                                                                                     FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 2


                                                   ASSUMING GUARANTEED CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        617        667    100,618        662        712    100,663        708        758    100,709
        2      1,000      2,153      1,214      1,248    101,215      1,343      1,377    101,344      1,478      1,512    101,480
        3      1,000      3,310      1,790      1,807    101,791      2,043      2,059    102,044      2,317      2,334    102,318
        4      1,000      4,526      2,343      2,343    102,345      2,758      2,758    102,760      3,228      3,228    103,229
        5      1,000      5,802      2,871      2,871    102,872      3,489      3,489    103,489      4,216      4,216    104,218

        6      1,000      7,142      3,371      3,371    103,373      4,232      4,232    104,232      5,288      5,288    105,289
        7      1,000      8,549      3,843      3,843    103,844      4,986      4,986    104,988      6,449      6,449    106,450
        8      1,000     10,027      4,305      4,305    104,306      5,773      5,773    105,774      7,731      7,731    107,732
        9      1,000     11,578      4,738      4,738    104,740      6,573      6,573    106,573      9,125      9,125    109,126
       10      1,000     13,207      5,143      5,143    105,144      7,386      7,386    107,387     10,641     10,641    110,642

       11      1,000     14,917      5,527      5,527    105,528      8,224      8,224    108,225     12,311     12,311    112,312
       12      1,000     16,713      5,882      5,882    105,883      9,077      9,077    109,079     14,135     14,135    114,136
       13      1,000     18,599      6,208      6,208    106,209      9,946      9,946    109,947     16,128     16,128    116,129
       14      1,000     20,579      6,502      6,502    106,503     10,827     10,827    110,827     18,306     18,306    118,307
       15      1,000     22,657      6,763      6,763    106,764     11,718     11,718    111,719     20,685     20,685    120,686

       16      1,000     24,840      6,987      6,987    106,988     12,618     12,618    112,619     23,284     23,284    123,285
       17      1,000     27,132      7,175      7,175    107,175     13,525     13,525    113,526     26,125     26,125    126,125
       18      1,000     29,539      7,320      7,320    107,322     14,435     14,435    114,436     29,229     29,229    129,230
       19      1,000     32,066      7,420      7,420    107,421     15,342     15,342    115,342     32,618     32,618    132,620
       20      1,000     34,719      7,472      7,472    107,473     16,244     16,244    116,245     36,323     36,323    136,324

     @ 65      1,000     69,761      4,385      4,385    104,386     25,015     25,015    125,016    109,760    109,760    209,761


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 36.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 1 of 2


MALE 35ADVANTAGE SELECT                                                                                        FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3


                                                     ASSUMING CURRENT CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        759        809    101,000        809        859    101,000        859        909    101,000
        2      1,000      2,153      1,503      1,537    102,000      1,651      1,684    102,000      1,804      1,838    102,000
        3      1,000      3,310      2,233      2,250    103,000      2,527      2,544    103,000      2,846      2,862    103,000
        4      1,000      4,526      2,947      2,947    104,000      3,438      3,438    104,000      3,991      3,991    104,000
        5      1,000      5,802      3,644      3,644    105,000      4,383      4,383    105,000      5,250      5,250    105,000

        6      1,000      7,142      4,323      4,323    106,000      5,364      5,364    106,000      6,635      6,635    106,000
        7      1,000      8,549      4,983      4,983    107,000      6,380      6,380    107,000      8,157      8,157    107,000
        8      1,000     10,027      5,670      5,670    108,000      7,483      7,483    108,000      9,882      9,882    108,000
        9      1,000     11,578      6,333      6,333    109,000      8,622      8,622    109,000     11,777     11,777    109,000
       10      1,000     13,207      6,969      6,969    110,000      9,795      9,795    110,000     13,855     13,855    110,000

       11      1,000     14,917      7,628      7,628    111,000     11,060     11,060    111,000     16,200     16,200    111,000
       12      1,000     16,713      8,260      8,260    112,000     12,368     12,368    112,000     18,781     18,781    112,000
       13      1,000     18,599      8,864      8,864    113,000     13,719     13,719    113,000     21,623     21,623    113,000
       14      1,000     20,579      9,439      9,439    114,000     15,114     15,114    114,000     24,754     24,754    114,000
       15      1,000     22,657      9,982      9,982    115,000     16,553     16,553    115,000     28,205     28,205    115,000

       16      1,000     24,840     10,493     10,493    116,000     18,037     18,037    116,000     32,010     32,010    116,000
       17      1,000     27,132     10,968     10,968    117,000     19,567     19,567    117,000     36,209     36,209    117,000
       18      1,000     29,539     11,407     11,407    118,000     21,143     21,143    118,000     40,844     40,844    118,000
       19      1,000     32,066     11,805     11,805    119,000     22,764     22,764    119,000     45,963     45,963    119,000
       20      1,000     34,719     12,161     12,161    120,000     24,432     24,432    120,000     51,621     51,621    120,000

     @ 65      1,000     69,761     11,670     11,670    131,000     43,378     43,378    131,000    166,984    166,984    227,195


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 26.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 2 of 2


MALE 35 ADVANTAGE SELECT                                                                                       FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3


                                                   ASSUMING GUARANTEED CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        571        621    101,000        615        665    101,000        659        709    101,000
        2      1,000      2,153      1,120      1,153    102,000      1,243      1,277    102,000      1,373      1,406    102,000
        3      1,000      3,310      1,644      1,661    103,000      1,884      1,900    103,000      2,144      2,161    103,000
        4      1,000      4,526      2,142      2,142    104,000      2,533      2,533    104,000      2,978      2,978    104,000
        5      1,000      5,802      2,610      2,610    105,000      3,190      3,190    105,000      3,876      3,876    105,000

        6      1,000      7,142      3,046      3,046    106,000      3,852      3,852    106,000      4,845      4,845    106,000
        7      1,000      8,549      3,447      3,447    107,000      4,515      4,515    107,000      5,887      5,887    107,000
        8      1,000     10,027      3,833      3,833    108,000      5,200      5,200    108,000      7,033      7,033    108,000
        9      1,000     11,578      4,179      4,179    109,000      5,882      5,882    109,000      8,267      8,267    109,000
       10      1,000     13,207      4,483      4,483    110,000      6,561      6,561    110,000      9,599      9,599    110,000

       11      1,000     14,917      4,751      4,751    111,000      7,242      7,242    111,000     11,052     11,052    111,000
       12      1,000     16,713      4,972      4,972    112,000      7,914      7,914    112,000     12,624     12,624    112,000
       13      1,000     18,599      5,145      5,145    113,000      8,574      8,574    113,000     14,326     14,326    113,000
       14      1,000     20,579      5,265      5,265    114,000      9,219      9,219    114,000     16,172     16,172    114,000
       15      1,000     22,657      5,328      5,328    115,000      9,841      9,841    115,000     18,172     18,172    115,000

       16      1,000     24,840      5,329      5,329    116,000     10,436     10,436    116,000     20,343     20,343    116,000
       17      1,000     27,132      5,258      5,258    117,000     10,992     10,992    117,000     22,697     22,697    117,000
       18      1,000     29,539      5,107      5,107    118,000     11,500     11,500    118,000     25,249     25,249    118,000
       19      1,000     32,066      4,864      4,864    119,000     11,945     11,945    119,000     28,015     28,015    119,000
       20      1,000     34,719      4,515      4,515    120,000     12,312     12,312    120,000     31,014     31,014    120,000

     @ 65      1,000     69,761         --         --         --      5,772      5,772    131,000     89,942     89,942    149,304


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 26.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 1 of 2


FEMALE 35 ADVANTAGE SELECT                                                                                     FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFIT--A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3


                                                     ASSUMING CURRENT CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        787        837    101,000        838        888    101,000        889        939    101,000
        2      1,000      2,153      1,557      1,591    102,000      1,708      1,742    102,000      1,866      1,899    102,000
        3      1,000      3,310      2,311      2,328    103,000      2,613      2,629    103,000      2,939      2,956    103,000
        4      1,000      4,526      3,047      3,047    104,000      3,551      3,551    104,000      4,119      4,119    104,000
        5      1,000      5,802      3,764      3,764    105,000      4,523      4,523    105,000      5,414      5,414    105,000

        6      1,000      7,142      4,460      4,460    106,000      5,530      5,530    106,000      6,836      6,836    106,000
        7      1,000      8,549      5,136      5,136    107,000      6,572      6,572    107,000      8,397      8,397    107,000
        8      1,000     10,027      5,839      5,839    108,000      7,702      7,702    108,000     10,167     10,167    108,000
        9      1,000     11,578      6,520      6,520    109,000      8,871      8,871    109,000     12,112     12,112    109,000
       10      1,000     13,207      7,179      7,179    110,000     10,082     10,082    110,000     14,252     14,252    110,000

       11      1,000     14,917      7,860      7,860    111,000     11,386     11,386    111,000     16,664     16,664    111,000
       12      1,000     16,713      8,521      8,521    112,000     12,741     12,741    112,000     19,326     19,326    112,000
       13      1,000     18,599      9,163      9,163    113,000     14,150     14,150    113,000     22,266     22,266    113,000
       14      1,000     20,579      9,785      9,785    114,000     15,616     15,616    114,000     25,514     25,514    114,000
       15      1,000     22,657     10,387     10,387    115,000     17,140     17,140    115,000     29,103     29,103    115,000

       16      1,000     24,840     10,967     10,967    116,000     18,725     18,725    116,000     33,071     33,071    116,000
       17      1,000     27,132     11,524     11,524    117,000     20,371     20,371    117,000     37,457     37,457    117,000
       18      1,000     29,539     12,057     12,057    118,000     22,081     22,081    118,000     42,308     42,308    118,000
       19      1,000     32,066     12,563     12,563    119,000     23,856     23,856    119,000     47,673     47,673    119,000
       20      1,000     34,719     13,041     13,041    120,000     25,698     25,698    120,000     53,611     53,611    120,000

     @ 65      1,000     69,761     15,762     15,762    131,000     50,981     50,981    131,000    176,926    176,926    293,698


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 33.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                                                 PHOENIX LIFE AND ANNUITY COMPANY                                        Page 2 of 2


FEMALE 35 ADVANTAGE SELECT                                                                                     FACE AMOUNT: $100,000
                                                                                                      INITIAL ANNUAL PREMIUM: $1,000

                PHOENIX'S EXECUTIVE BENEFITXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY OPTION 3


                                                   ASSUMING GUARANTEED CHARGES

                                                CASH                              CASH                            CASH
            ASSUMED     PREMIUM    ACCOUNT    SURRENDER    DEATH      ACCOUNT   SURRENDER  DEATH     ACCOUNT   SURRENDER    DEATH
            PREMIUM     ACCUM.      VALUE       VALUE     BENEFIT      VALUE     VALUE     BENEFIT    VALUE      VALUE     BENEFIT
   YEAR     PAYMENTS     @ 5.0%     @ 0%        @ 0%       @ 0%        @ 6%       @ 6%       @ 6%      @ 12%     @ 12%      @ 12%
  --------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------

        1      1,000      1,050        617        667    101,000        662        712    101,000        708        758    101,000
        2      1,000      2,153      1,213      1,246    102,000      1,342      1,376    102,000      1,478      1,511    102,000
        3      1,000      3,310      1,787      1,804    103,000      2,040      2,057    103,000      2,315      2,332    103,000
        4      1,000      4,526      2,338      2,338    104,000      2,754      2,754    104,000      3,224      3,224    104,000
        5      1,000      5,802      2,861      2,861    105,000      3,480      3,480    105,000      4,210      4,210    105,000

        6      1,000      7,142      3,356      3,356    106,000      4,219      4,219    106,000      5,279      5,279    106,000
        7      1,000      8,549      3,820      3,820    107,000      4,968      4,968    107,000      6,438      6,438    107,000
        8      1,000     10,027      4,273      4,273    108,000      5,748      5,748    108,000      7,717      7,717    108,000
        9      1,000     11,578      4,695      4,695    109,000      6,539      6,539    109,000      9,110      9,110    109,000
       10      1,000     13,207      5,085      5,085    110,000      7,342      7,342    110,000     10,626     10,626    110,000

       11      1,000     14,917      5,451      5,451    111,000      8,169      8,169    111,000     12,298     12,298    111,000
       12      1,000     16,713      5,786      5,786    112,000      9,008      9,008    112,000     14,128     14,128    112,000
       13      1,000     18,599      6,087      6,087    113,000      9,861      9,861    113,000     16,131     16,131    113,000
       14      1,000     20,579      6,351      6,351    114,000     10,723     10,723    114,000     18,326     18,326    114,000
       15      1,000     22,657      6,577      6,577    115,000     11,595     11,595    115,000     20,731     20,731    115,000

       16      1,000     24,840      6,761      6,761    116,000     12,471     12,471    116,000     23,369     23,369    116,000
       17      1,000     27,132      6,900      6,900    117,000     13,352     13,352    117,000     26,265     26,265    117,000
       18      1,000     29,539      6,990      6,990    118,000     14,232     14,232    118,000     29,447     29,447    118,000
       19      1,000     32,066      7,024      7,024    119,000     15,105     15,105    119,000     32,941     32,941    119,000
       20      1,000     34,719      7,000      7,000    120,000     15,970     15,970    120,000     36,786     36,786    120,000

     @ 65      1,000     69,761      1,756      1,756    131,000     23,835     23,835    131,000    116,859    116,859    193,986


Based on 0% interest rate and guaranteed charges, the Policy will lapse in year 33.


Death benefit, account value and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no Policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed Premium Payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.00% (includes average fund operating expenses of 0.30% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 3% also is available under this product through the General Account.


This illustration assumes a premium tax of 2.25%.

                           PART II. OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article V of the Bylaws of the Company provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    REPRESENTATION PURSUANT TO SECTION 26(E)(2)(A) UNDER THE INVESTMENT COMPANY ACT OF 1940.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Registration Statement comprises the following papers and documents:

    The facing sheet.


    The Prospectus describing Phoenix Life and Annuity Company's Flex Edge Success, consisting of 54 pages.

    The Prospectus describing Phoenix Life and Annuity Company's Corporate Edge, consisting of 60 pages.

    The Prospectus describing Phoenix Life and Annuity Company's Executive Benefit, consisting of 60 pages.


    The undertaking to file reports.

    The Rule 484 undertaking.

    Representation Pursuant to Section 26(e)(2)(A) under the Investment Company Act of 1940.

    The signature pages.

    The powers of attorney, filed via Edgar with the Registration Statement on September 27, 1996 and incorporated herein by reference.

    Written consents of the following persons:

         (a)  Edwin L. Kerr, Esq.*

         (b)  PricewaterhouseCoopers, LLP*

         (c) Paul M. Fischer, FSA, CLU, ChFC*

The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

    A. (1) Resolution of the Board of Directors of Depositor establishing the VUL Account, filed via Edgar with the Registration Statement on September 27, 1996 and incorporated herein by reference.

         (2)  Not Applicable.

         (3)  Distribution of Policies:

              (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated October 27, 1997, filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference.

              (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference.

              (c)  Not Applicable.

         (4)  Not Applicable.

         (5)  Specimen Policies with optional riders.


              (a) Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference.

              (b) Flexible Premium Variable Universal Life Insurance Policy Form V606 of Depositor to be filed by amendment.

              (c) Flexible Premium Variable Universal Life Insurance Policy Form V608 of Depositor to be filed by amendment.


         (6) (a) Charter of Phoenix Life and Annuity Company, filed via Edgar with the Registration Statement on September 27, 1996 and incorporated herein by reference.

                   (1) Certificate of Incorporation dated November 2, 1981.

                   (2) Certificate of Amendment of its Articles of Incorporation
                       dated March 16, 1984.

                   (3) Certificate of Amendment of its Articles of Incorporation
                       dated April 18, 1985.

                   (4) Certificate of Amendment of its Articles of Incorporation
                       dated December 3, 1992.

                   (5) Certificate of Amendment of its Articles of Incorporation
                       dated May 9, 1996.

              (b) Certificate of Redomestication and Amended and Restated Certificate of Incorporation dated April 21, 1997 filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference.


              (c) By-Laws of Phoenix Life and Annuity Company filed via Edgar with Post-Effective Amendment No. 1 on April 29, 1998 and incorporated herein by reference.


         (7)  Not Applicable.

         (8)  Not Applicable.

         (9)  Not Applicable.

        (10) Form of application for Flex Edge Success filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference.

        (11) Memorandum describing transfer and redemption procedures and method of computing adjustments in payments and cash values upon conversion to fixed benefit policies filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference.

2. Opinion of Edwin L. Kerr, Esq., Counsel of Depositor as to the legality of the securities being registered filed via Edgar with Post-Effective Amendment No. 1 on April 29, 1998 and incorporated herein by reference.

3. Not Applicable. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

4.  Not Applicable.

5.  Not Applicable.

6.  Consent of PricewaterhouseCoopers, LLP.*


7.  Consent of Edwin L. Kerr, Esq.*


8.  Consent of Paul M. Fischer, FSA, CLU, ChFC.*

--------------

    *Filed by amendment.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life and Annuity Variable Universal Life Account, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 30th day of August, 1999.


                       PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                       --------------------------------------------------------
                                           (Registrant)

                       By:     PHOENIX LIFE AND ANNUITY  COMPANY
                               ------------------------------------------------
                                 (Depositor)

                       By:     /s/ Dona D. Young
                               ------------------------------------------------
                               *Dona D. Young, Executive Vice President,
                               Individual Insurance and General Counsel

  ATTEST: /s/Emily J. Poriss
         -------------------
           Emily J. Poriss, Assistant Secretary


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of August, 1999.


         SIGNATURE                   TITLE
         ---------                   -----



_______________________________      Director, Executive Vice President

      *Richard H. Booth

_______________________________      Director
      Carl T. Chadburn

_______________________________      Director
     *Robert G. Chipkin


_______________________________      Director, Chairman of the Board, President
    *Robert W. Fiondella

_______________________________      Director, Senior Vice President
     *Joseph E. Kelleher

_______________________________      Director, Senior Vice President
    *Robert G. Lautensack

_______________________________      Director, Executive Vice President
    *Philip R. McLoughlin

_______________________________      Director, Executive Vice President, Chief
     *David W. Searfoss              Financial Officer

_______________________________      Director, Senior Vice President
        *Simon Y. Tan

_______________________________      Director, Executive Vice President
        *Dona D. Young

By: /s/ Dona D. Young
    ------------------------------------
* Dona D. Young as Attorney-in-Fact pursuant to Powers of Attorney, copies of which were previously filed.